CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2024 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
137,292	ALPHABET, INC., CLASS A	$6,038,772	22,769,878
79,769	ALPHABET, INC., CLASS C	3,958,571	13,336,579
195,266	AT&T, INC.	3,460,759	4,295,852
429	CHARTER COMMUNICATIONS, INC., CLASS A(b)	112,019	139,030
67,600	COMCAST CORP., CLASS A	1,026,668	2,823,652
8,300	ELECTRONIC ARTS, INC.	116,945	1,190,552
183	LIBERTY GLOBAL LTD., CLASS A(b)(c)	1,707	3,863
2,200	LIVE NATION ENTERTAINMENT, INC.(b)	158,424	240,878
3,638	MATCH GROUP, INC.(b)	109,340	137,662
54,451	META PLATFORMS, INC., CLASS A	6,696,609	31,169,931
5,974	NETFLIX, INC.(b)	1,320,678	4,237,179
2,675	NEWS CORP., CLASS A	12,252	71,235
2,595	OMNICOM GROUP, INC.	81,950	268,297
4,399	SPOTIFY TECHNOLOGY S.A.(b)(c)	1,526,476	1,621,164
2,400	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	278,732	368,904
13,937	T-MOBILE U.S., INC.	1,097,267	2,876,039
45,483	VERIZON COMMUNICATIONS, INC.	1,466,075	2,042,642
24,518	WALT DISNEY (THE) CO.	486,136	2,358,386
32,602	WARNER BROS. DISCOVERY, INC.(b)	239,646	268,967
		28,189,026	90,220,690	8.35%
Consumer Discretionary:
5,800	AIRBNB, INC., CLASS A(b)	786,456	735,498
167,530	AMAZON.COM, INC.(b)	15,098,061	31,215,865
7,973	ARAMARK	229,724	308,794
16,698	AUTONATION, INC.(b)	1,971,547	2,987,606
451	AUTOZONE, INC.(b)	703,172	1,420,668
3,400	BATH & BODY WORKS, INC.	107,274	108,528
11,342	BEST BUY CO., INC.	515,925	1,171,629
1,289	BOOKING HOLDINGS, INC.	2,757,890	5,429,423
7,900	BORGWARNER, INC.	162,125	286,691
5,268	CARMAX, INC.(b)	304,199	407,638
14,000	CARNIVAL CORP.(b)	128,765	258,720
25,000	CHIPOTLE MEXICAN GRILL, INC.(b)	821,290	1,440,500
4,400	D.R. HORTON, INC.	453,043	839,388
1,700	DARDEN RESTAURANTS, INC.	112,210	279,021
2,400	DECKERS OUTDOOR CORP.(b)	336,604	382,680
500	DOMINO'S PIZZA, INC.	214,010	215,070
5,900	EBAY, INC.	115,326	384,149
12,508	EXPEDIA GROUP, INC.(b)	1,162,573	1,851,434
22,163	FORD MOTOR CO.	72,512	234,041
13,928	GAP (THE), INC.	139,153	307,112
2,400	GARMIN LTD.(c)	67,347	422,472
102,470	GENERAL MOTORS CO.	3,522,530	4,594,755
3,450	GENUINE PARTS CO.	102,425	481,896
10,855	H&R BLOCK, INC.	368,543	689,835
526	HASBRO, INC.	17,647	38,040
1,600	HILTON WORLDWIDE HOLDINGS, INC.	115,613	368,800
23,626	HOME DEPOT (THE), INC.	5,037,142	9,573,255
2,535	LAS VEGAS SANDS CORP.	21,685	127,612
6,988	LENNAR CORP., CLASS A	701,664	1,310,110
15,160	LKQ CORP.	410,648	605,187
8,246	LOWE'S COS., INC.	1,537,267	2,233,429
1,200	LULULEMON ATHLETICA, INC.(b)(c)	296,795	325,620
137,990	MACY'S, INC.	1,552,160	2,165,063
2,938	MARRIOTT INTERNATIONAL, INC., CLASS A	61,838	730,387
5,002	MCDONALD'S CORP.	146,162	1,523,159
3,506	MGM RESORTS INTERNATIONAL(b)	139,053	137,050
600	MOHAWK INDUSTRIES, INC.(b)	26,796	96,408
1,175	MURPHY U.S.A., INC.	464,528	579,122
6,567	NIKE, INC., CLASS B	67,975	580,523
272	NVR, INC.(b)	845,094	2,668,810
500	O'REILLY AUTOMOTIVE, INC.(b)	532,481	575,800
5,853	PENSKE AUTOMOTIVE GROUP, INC.	765,614	950,644
40	PHINIA, INC.	880	1,841
870	POOL CORP.	187,171	327,816
40,625	PULTEGROUP, INC.	2,630,468	5,830,906
0
(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
3,318	PVH CORP.	$245,111	334,554
4,443	ROSS STORES, INC.	455,544	668,716
3,708	ROYAL CARIBBEAN CRUISES LTD.	148,859	657,651
23,500	STARBUCKS CORP.	154,545	2,291,015
5,800	TAPESTRY, INC.	163,077	272,484
37,171	TESLA, INC.(b)	7,013,435	9,725,049
19,260	TJX (THE) COS., INC.	1,289,817	2,263,820
31,659	TOLL BROTHERS, INC.	1,844,510	4,890,999
500	TRACTOR SUPPLY CO.	90,114	145,465
700	ULTA BEAUTY, INC.(b)	244,098	272,384
6,925	VF CORP.	83,617	138,154
30,054	WILLIAMS-SONOMA, INC.	1,801,895	4,655,966
1,554	WYNN RESORTS LTD.	31,066	148,998
3,600	YUM! BRANDS, INC.	428,099	502,956
		59,805,172	114,171,206	10.56%
Consumer Staples:
88,684	ALTRIA GROUP, INC.	3,870,288	4,526,431
14,601	ARCHER-DANIELS-MIDLAND CO.	419,168	872,264
2,500	BROWN-FORMAN CORP., CLASS B	108,293	123,000
6,445	BUNGE GLOBAL S.A.	607,077	622,845
10,068	CHURCH & DWIGHT CO., INC.	241,887	1,054,321
1,700	CLOROX (THE) CO.	210,031	276,947
69,073	COCA-COLA (THE) CO.	1,562,344	4,963,586
2,947	COCA-COLA CONSOLIDATED, INC.	3,731,966	3,879,431
18,521	COLGATE-PALMOLIVE CO.	1,503,511	1,922,665
1,900	CONAGRA BRANDS, INC.	26,152	61,788
1,823	CONSTELLATION BRANDS, INC., CLASS A	251,171	469,769
5,552	COSTCO WHOLESALE CORP.	2,536,936	4,921,959
2,900	DOLLAR GENERAL CORP.	337,463	245,253
1,924	DOLLAR TREE, INC.(b)	23,650	135,296
3,000	ESTEE LAUDER (THE) COS., INC., CLASS A	313,550	299,070
22,700	GENERAL MILLS, INC.	935,900	1,676,395
1,642	HERSHEY (THE) CO.	60,568	314,903
4,800	HORMEL FOODS CORP.	43,206	152,160
1,300	J.M. SMUCKER (THE) CO.	60,305	157,430
200	KENVUE, INC.	3,770	4,626
16,992	KIMBERLY-CLARK CORP.	2,181,806	2,417,622
3,705	KRAFT HEINZ (THE) CO.	26,475	130,082
83,989	KROGER (THE) CO.	2,579,558	4,812,570
1,833	LAMB WESTON HOLDINGS, INC.	73,271	118,668
1,400	MCCORMICK & CO., INC. (NON VOTING)	21,613	115,220
41,768	MOLSON COORS BEVERAGE CO., CLASS B	2,054,014	2,402,495
17,969	MONDELEZ INTERNATIONAL, INC., CLASS A	803,237	1,323,776
2,272	MONSTER BEVERAGE CORP.(b)	64,265	118,530
21,513	PEPSICO, INC.	2,301,389	3,658,286
17,005	PHILIP MORRIS INTERNATIONAL, INC.	1,487,657	2,064,407
114,770	PILGRIM'S PRIDE CORP.(b)	4,960,345	5,285,158
29,060	PROCTER & GAMBLE (THE) CO.	1,225,258	5,033,192
58,526	REYNOLDS CONSUMER PRODUCTS, INC.	1,817,037	1,820,159
149	SEABOARD CORP.	455,666	467,413
7,100	SYSCO CORP.	110,707	554,226
6,067	TARGET CORP.	621,165	945,603
5,367	TYSON FOODS, INC., CLASS A	167,122	319,658
16,230	WALGREENS BOOTS ALLIANCE, INC.	186,891	145,421
98,754	WALMART, INC.	3,524,013	7,974,385
		41,508,725	66,387,010	6.14%
Energy:
11,593	BAKER HUGHES CO.	235,985	419,087
29,580	CHEVRON CORP.	1,386,102	4,356,247
20,726	CONOCOPHILLIPS	430,934	2,182,033
8,000	COTERRA ENERGY, INC.	157,673	191,600
6,026	DEVON ENERGY CORP.	160,506	235,737
4,300	DIAMONDBACK ENERGY, INC.	659,132	741,320
10,099	EOG RESOURCES, INC.	567,987	1,241,470
5,500	EQT CORP.	198,354	201,520
75,416	EXXON MOBIL CORP.	4,758,339	8,840,264
5,762	HESS CORP.	540,664	782,480

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
49,812	KINDER MORGAN, INC.	$676,557	1,100,347
14,900	MARATHON OIL CORP.	233,138	396,787
16,286	MARATHON PETROLEUM CORP.	1,398,047	2,653,152
7,335	OCCIDENTAL PETROLEUM CORP.	106,521	378,046
7,700	ONEOK, INC.	271,699	701,701
6,738	PHILLIPS 66	474,352	885,710
13,333	SCHLUMBERGER N.V.	282,540	559,319
2,900	TARGA RESOURCES CORP.	189,675	429,229
13,674	VALERO ENERGY CORP.	797,771	1,846,400
11,500	WILLIAMS (THE) COS., INC.	123,340	524,975
		13,649,316	28,667,424	2.65%
Financials:
4,579	AFLAC, INC.	225,517	511,932
29,390	ALLSTATE (THE) CORP.	4,026,671	5,573,813
7,933	AMERICAN EXPRESS CO.	715,083	2,151,430
36,540	AMERICAN INTERNATIONAL GROUP, INC.	1,839,014	2,675,824
1,345	AMERIPRISE FINANCIAL, INC.	198,388	631,894
2,648	AON PLC, CLASS A	436,378	916,182
3,211	ARCH CAPITAL GROUP LTD.(b)	104,134	359,247
2,100	ARTHUR J. GALLAGHER & CO.	429,306	590,877
27,759	ASSURANT, INC.	4,118,635	5,520,155
25,110	ASSURED GUARANTY LTD.	1,929,378	1,996,747
56,236	AXIS CAPITAL HOLDINGS LTD.	3,213,621	4,476,948
93,602	BANK OF AMERICA CORP.	689,814	3,714,127
17,865	BANK OF NEW YORK MELLON (THE) CORP.	638,467	1,283,779
41,232	BERKSHIRE HATHAWAY, INC., CLASS B(b)	8,373,048	18,977,440
1,700	BLACKROCK, INC.	1,093,208	1,614,167
9,676	BLACKSTONE, INC.	1,051,182	1,481,686
1,700	BROWN & BROWN, INC.	88,516	176,120
8,906	CAPITAL ONE FINANCIAL CORP.	390,512	1,333,495
1,500	CBOE GLOBAL MARKETS, INC.	315,943	307,305
19,408	CHARLES SCHWAB (THE) CORP.	268,271	1,257,832
5,185	CHUBB LTD.(c)	608,428	1,495,302
200	CINCINNATI FINANCIAL CORP.	20,055	27,224
70,074	CITIGROUP, INC.	2,723,603	4,386,632
4,794	CME GROUP, INC.	685,657	1,057,796
60,708	CNA FINANCIAL CORP.	2,650,885	2,971,050
2,000	COMERICA, INC.	80,100	119,820
79,228	COREBRIDGE FINANCIAL, INC.	1,588,177	2,310,288
300	CORPAY, INC.(b)	52,039	93,828
400	DISCOVER FINANCIAL SERVICES	52,956	56,116
1,258	EURONET WORLDWIDE, INC.(b)	115,339	124,831
9,861	EVEREST GROUP LTD.	3,634,182	3,863,836
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	590,185
7,803	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,503	653,501
10,565	FIFTH THIRD BANCORP	109,297	452,605
361	FIRST CITIZENS BANCSHARES, INC., CLASS A	504,565	664,583
9,984	FISERV, INC.(b)	1,310,675	1,793,626
4,868	GLOBAL PAYMENTS, INC.	424,841	498,581
1,100	GLOBE LIFE, INC.	90,838	116,501
7,579	GOLDMAN SACHS GROUP (THE), INC.	807,418	3,752,439
6,618	HANOVER INSURANCE GROUP (THE), INC.	972,599	980,192
5,619	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	468,941	660,851
43,846	HUNTINGTON BANCSHARES, INC.	221,602	644,536
7,740	INTERCONTINENTAL EXCHANGE, INC.	732,116	1,243,354
6,200	INVESCO LTD.	87,258	108,872
28,800	JANUS HENDERSON GROUP PLC(c)	925,965	1,096,416
50,092	JPMORGAN CHASE & CO.	2,064,862	10,562,399
20,104	KEYCORP	178,289	336,742
7,600	KKR & CO., INC.	849,636	992,408
32,300	LINCOLN NATIONAL CORP.	703,015	1,017,773
168	MARKEL GROUP, INC.(b)	253,026	263,521
7,377	MARSH & MCLENNAN COS., INC.	675,052	1,645,735
14,567	MASTERCARD, INC., CLASS A	4,041,534	7,193,185
1,300	MERCURY GENERAL CORP.	38,019	81,874
5,731	METLIFE, INC.	201,149	472,693
84,222	MGIC INVESTMENT CORP.	1,181,306	2,156,083

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
2,100	MOODY'S CORP.	$584,216	996,639
1,100	MSCI, INC.	510,480	641,223
5,100	NASDAQ, INC.	42,534	372,351
14,476	PAYPAL HOLDINGS, INC.(b)	730,777	1,129,562
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	1,315,023
10,575	POPULAR, INC.	728,404	1,060,355
1,800	PRINCIPAL FINANCIAL GROUP, INC.	37,586	154,620
7,688	PROGRESSIVE (THE) CORP.	858,806	1,950,907
5,900	PRUDENTIAL FINANCIAL, INC.	182,566	714,490
1,050	RAYMOND JAMES FINANCIAL, INC.	89,754	128,583
6,699	REGIONS FINANCIAL CORP.	27,215	156,288
11,548	REINSURANCE GROUP OF AMERICA, INC.	1,764,081	2,515,963
14,282	RENAISSANCERE HOLDINGS LTD.	3,054,147	3,890,417
4,600	S&P GLOBAL, INC.	1,482,098	2,376,452
1,200	STATE STREET CORP.	76,367	106,164
105,981	SYNCHRONY FINANCIAL	2,866,203	5,286,332
3,549	T. ROWE PRICE GROUP, INC.	106,978	386,593
2,620	TRAVELERS (THE) COS., INC.	93,128	613,394
48,373	TRUIST FINANCIAL CORP.	1,289,638	2,068,913
20,785	U.S. BANCORP	423,741	950,498
83,549	UNUM GROUP	3,488,893	4,966,153
27,637	VISA, INC., CLASS A	5,298,811	7,598,793
17,672	W.R. BERKLEY CORP.	230,535	1,002,533
51,027	WELLS FARGO & CO.	729,863	2,882,515
181,828	WESTERN UNION (THE) CO.	1,991,661	2,169,208
75	WHITE MOUNTAINS INSURANCE GROUP LTD.	129,986	127,215
1,300	WILLIS TOWERS WATSON PLC(c)	274,247	382,889
2,700	ZIONS BANCORP N.A.	52,466	127,494
		86,839,101	156,107,945	14.45%
Health Care:
13,634	ABBOTT LABORATORIES	366,364	1,554,412
45,927	ABBVIE, INC.	5,374,455	9,069,664
13,100	AGILENT TECHNOLOGIES, INC.	1,347,536	1,945,088
136	ALIGN TECHNOLOGY, INC.(b)	25,361	34,588
9,240	AMGEN, INC.	1,687,714	2,977,220
38	AVANOS MEDICAL, INC.(b)	563	913
3,809	BECTON, DICKINSON AND CO.	586,445	918,350
100	BIOGEN, INC.(b)	22,559	19,384
300	BIO-RAD LABORATORIES, INC., CLASS A(b)	83,253	100,374
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	2,748,640
25,280	BRISTOL-MYERS SQUIBB CO.	811,175	1,307,987
10,488	CARDINAL HEALTH, INC.	828,985	1,159,134
2,400	CATALENT, INC.(b)	117,344	145,368
22,833	CENCORA, INC.	4,376,782	5,139,252
46,358	CENTENE CORP.(b)	3,319,795	3,489,830
20,667	CIGNA GROUP (THE)	5,538,006	7,159,875
2,800	COOPER (THE) COS., INC.(b)	219,407	308,952
19,547	CVS HEALTH CORP.	950,141	1,229,115
7,360	DANAHER CORP.	177,000	2,046,227
1,632	DENTSPLY SIRONA, INC.	38,726	44,162
6,300	DEXCOM, INC.(b)	120,085	422,352
1,295	EDWARDS LIFESCIENCES CORP.(b)	112,871	85,457
3,956	ELEVANCE HEALTH, INC.	1,492,651	2,057,120
12,461	ELI LILLY & CO.	2,418,566	11,039,698
54,507	EXELIXIS, INC.(b)	1,114,358	1,414,457
4,382	GE HEALTHCARE TECHNOLOGIES, INC.	212,654	411,251
17,117	GILEAD SCIENCES, INC.	144,409	1,435,089
400	GRAIL, INC.(b)	3,067	5,504
2,100	HCA HEALTHCARE, INC.	577,524	853,503
12,808	HOLOGIC, INC.(b)	601,798	1,043,340
1,659	HUMANA, INC.	562,742	525,472
3,087	IDEXX LABORATORIES, INC.(b)	1,195,016	1,559,614
2,400	ILLUMINA, INC.(b)	105,833	312,984
57,664	INCYTE CORP.(b)	3,221,755	3,811,590
2,800	INSULET CORP.(b)	505,242	651,700
4,900	INTUITIVE SURGICAL, INC.(b)	938,250	2,407,223
100	IONIS PHARMACEUTICALS, INC.(b)	3,269	4,006

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
3,773	IQVIA HOLDINGS, INC.(b)	$448,528	894,088
8,583	JAZZ PHARMACEUTICALS PLC(b)	968,891	956,232
25,561	JOHNSON & JOHNSON	1,782,098	4,142,416
500	LABCORP HOLDINGS, INC.	10,087	111,740
5,665	MCKESSON CORP.	1,361,240	2,800,889
9,000	MEDTRONIC PLC(c)	729,410	810,270
39,478	MERCK & CO., INC.	1,057,231	4,483,122
400	METTLER-TOLEDO INTERNATIONAL, INC.(b)	426,640	599,880
9,400	MODERNA, INC.(b)	985,009	628,202
4,100	MOLINA HEALTHCARE, INC.(b)	997,794	1,412,696
3,547	ORGANON & CO.	39,446	67,854
69,002	PFIZER, INC.	1,187,621	1,996,918
1,400	QUEST DIAGNOSTICS, INC.	174,774	217,350
1,708	REGENERON PHARMACEUTICALS, INC.(b)	1,020,021	1,795,518
4,000	RESMED, INC.	81,990	976,480
1,200	REVVITY, INC.	125,255	153,300
15,139	SOLVENTUM CORP.(b)	844,740	1,055,491
1,200	STERIS PLC	207,009	291,048
2,500	STRYKER CORP.	638,015	903,150
13,576	TENET HEALTHCARE CORP.(b)	2,214,554	2,256,331
5,122	THERMO FISHER SCIENTIFIC, INC.	2,069,867	3,168,316
15,327	UNITED THERAPEUTICS CORP.(b)	4,239,609	5,492,430
16,463	UNITEDHEALTH GROUP, INC.	5,005,116	9,625,587
3,366	UNIVERSAL HEALTH SERVICES, INC., CLASS B	382,961	770,848
7,705	VERTEX PHARMACEUTICALS, INC.(b)	2,020,274	3,583,441
95,985	VIATRIS, INC.	855,115	1,114,386
27,245	VIKING THERAPEUTICS, INC.(b)	1,515,926	1,724,881
700	WATERS CORP.(b)	16,422	251,923
900	WEST PHARMACEUTICAL SERVICES, INC.	289,521	270,144
11,574	ZIMMER BIOMET HOLDINGS, INC.	997,483	1,249,413
6,047	ZOETIS, INC.	858,592	1,181,463
		72,935,100	124,424,702	11.51%
Industrials:
12,787	3M CO.	787,976	1,747,983
1,400	A.O. SMITH CORP.	72,742	125,762
18,520	ACUITY BRANDS, INC.	3,012,593	5,100,223
100	ALLEGION PLC(c)	10,618	14,574
58,648	ALLISON TRANSMISSION HOLDINGS, INC.	2,544,932	5,634,313
500	AMERICAN AIRLINES GROUP, INC.(b)	5,405	5,620
5,175	AMETEK, INC.	73,221	888,599
6,866	AUTOMATIC DATA PROCESSING, INC.	382,249	1,900,028
1,000	AXON ENTERPRISE, INC.(b)	237,179	399,600
7,887	BOEING (THE) CO.(b)	1,061,422	1,199,139
2,213	BROADRIDGE FINANCIAL SOLUTIONS, INC.	89,066	475,861
22,998	BUILDERS FIRSTSOURCE, INC.(b)	1,862,714	4,458,392
2,100	C.H. ROBINSON WORLDWIDE, INC.	147,478	231,777
16,840	CARRIER GLOBAL CORP.	379,615	1,355,452
13,233	CATERPILLAR, INC.	1,137,992	5,175,691
17,200	CINTAS CORP.	667,194	3,541,136
11,500	COPART, INC.(b)	296,588	602,600
2,452	CRANE CO.	257,108	388,103
36,272	CSX CORP.	810,618	1,252,472
6,331	CUMMINS, INC.	1,492,981	2,049,914
948	CURTISS-WRIGHT CORP.	262,835	311,598
3,193	DEERE & CO.	101,416	1,332,535
8,340	DELTA AIR LINES, INC.	290,903	423,589
225	DOVER CORP.	26,143	43,142
11,904	EATON CORP. PLC	223,705	3,945,462
3,561	EMCOR GROUP, INC.	649,186	1,533,117
4,205	EMERSON ELECTRIC CO.	460,447	459,901
900	EQUIFAX, INC.	149,184	264,474
2,900	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	275,171	381,060
300	FASTENAL CO.	15,808	21,426
3,356	FEDEX CORP.	412,617	918,470
7,076	FORTIVE CORP.	372,199	558,509
112,174	GATES INDUSTRIAL CORP. PLC(b)	1,259,261	1,968,654
2,861	GE VERNOVA, INC.(b)	124,417	729,498

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
100	GENERAC HOLDINGS, INC.(b)	$14,013	15,888
4,757	GENERAL DYNAMICS CORP.	964,542	1,437,565
50,639	GENERAL ELECTRIC CO.	4,224,595	9,549,503
13,888	HONEYWELL INTERNATIONAL, INC.	1,142,851	2,870,788
25,039	HOWMET AEROSPACE, INC.	299,194	2,510,160
5,712	HUBBELL, INC.	1,323,044	2,446,735
10,572	HUNTINGTON INGALLS INDUSTRIES, INC.	2,510,864	2,795,025
1,371	IDEX CORP.	119,804	294,080
4,824	ILLINOIS TOOL WORKS, INC.	155,812	1,264,226
4,000	INGERSOLL RAND, INC.	219,892	392,640
1,100	JB HUNT TRANSPORT SERVICES, INC.	170,918	189,563
1,459	JOHNSON CONTROLS INTERNATIONAL PLC	47,158	113,233
1,352	L3HARRIS TECHNOLOGIES, INC.	46,888	321,600
13,856	LEIDOS HOLDINGS, INC.	2,120,311	2,258,528
2,520	LOCKHEED MARTIN CORP.	906,975	1,473,091
12,995	MANPOWERGROUP, INC.	921,096	955,392
4,963	MASCO CORP.	206,868	416,594
2,477	NORFOLK SOUTHERN CORP.	379,182	615,534
3,271	NORTHROP GRUMMAN CORP.	397,418	1,727,317
7,800	OLD DOMINION FREIGHT LINE, INC.	666,125	1,549,392
5,857	OSHKOSH CORP.	511,773	586,930
5,320	OTIS WORLDWIDE CORP.	90,693	552,961
27,805	OWENS CORNING	2,565,671	4,908,139
27,889	PACCAR, INC.	1,887,648	2,752,087
4,628	PARKER-HANNIFIN CORP.	350,966	2,924,063
4,185	PAYCHEX, INC.	426,655	561,585
487	PAYCOM SOFTWARE, INC.	65,618	81,120
2,719	PENTAIR PLC(c)	57,667	265,891
363	QUANTA SERVICES, INC.	74,430	108,228
682	RB GLOBAL, INC.	35,812	54,894
3,217	REPUBLIC SERVICES, INC.	303,852	646,102
1,400	ROCKWELL AUTOMATION, INC.	373,784	375,844
9,865	ROLLINS, INC.	239,808	498,972
22,328	RTX CORP.	983,016	2,705,260
17,901	RYDER SYSTEM, INC.	1,534,307	2,609,966
8,800	SOUTHWEST AIRLINES CO.	233,962	260,744
2,157	STANLEY BLACK & DECKER, INC.	66,841	237,550
18,419	TEXTRON, INC.	1,345,649	1,631,555
10,805	TRANE TECHNOLOGIES PLC(c)	554,386	4,200,228
600	TRANSDIGM GROUP, INC.	296,945	856,278
25,466	UBER TECHNOLOGIES, INC.(b)	1,606,601	1,914,025
5,902	UNION PACIFIC CORP.	369,465	1,454,725
4,200	UNITED AIRLINES HOLDINGS, INC.(b)	166,805	239,652
4,368	UNITED PARCEL SERVICE, INC., CLASS B	278,123	595,533
4,560	UNITED RENTALS, INC.	773,617	3,692,369
2,121	VERALTO CORP.	14,727	237,255
494	VERISK ANALYTICS, INC.	83,738	132,372
2,626	VERTIV HOLDINGS CO., CLASS A	117,276	261,261
1,038	VESTIS CORP.	12,274	15,466
8,650	WASTE MANAGEMENT, INC.	135,675	1,795,740
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	218,124
3,200	XYLEM, INC.	174,704	432,096
		52,544,966	120,442,543	11.15%
Information Technology:
10,486	ACCENTURE PLC, CLASS A(c)	2,498,625	3,706,591
13,616	ADOBE, INC.(b)	3,097,451	7,050,093
21,264	ADVANCED MICRO DEVICES, INC.(b)	260,177	3,488,997
20,034	AMKOR TECHNOLOGY, INC.	658,376	613,040
13,400	AMPHENOL CORP., CLASS A	490,411	873,144
6,236	ANALOG DEVICES, INC.	500,303	1,435,340
400	ANSYS, INC.(b)	88,560	127,452
285,890	APPLE, INC.	19,471,744	66,612,370
21,879	APPLIED MATERIALS, INC.	2,241,037	4,420,652
29,348	APPLOVIN CORP., CLASS A(b)	386,742	3,831,381
3,900	ARISTA NETWORKS, INC.(b)	478,381	1,496,898
19,527	ARROW ELECTRONICS, INC.(b)	2,232,931	2,593,771
2,986	AUTODESK, INC.(b)	374,912	822,583

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
25,946	AVNET, INC.	$1,082,080	1,409,127
90,730	BROADCOM, INC.	4,974,876	15,650,925
10,400	CADENCE DESIGN SYSTEMS, INC.(b)	653,073	2,818,712
7,000	CDW CORP.	292,424	1,584,100
81,635	CISCO SYSTEMS, INC.	2,063,243	4,344,615
6,894	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	276,484	532,079
15,600	CORNING, INC.	85,176	704,340
3,200	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	820,597	897,504
38,021	DROPBOX, INC., CLASS A(b)	796,223	966,874
2,400	ENPHASE ENERGY, INC.(b)	184,896	271,248
954	EPAM SYSTEMS, INC.(b)	163,143	189,875
100	F5, INC.(b)	14,240	22,020
3,209	FAIR ISAAC CORP.(b)	1,717,617	6,236,756
1,400	FIRST SOLAR, INC.(b)	230,179	349,216
27,615	FORTINET, INC.(b)	393,491	2,141,543
857	GARTNER, INC.(b)	329,092	434,293
22,781	GEN DIGITAL, INC.	207,695	624,883
2,973	GODADDY, INC., CLASS A(b)	408,031	466,107
99,494	HEWLETT PACKARD ENTERPRISE CO.	1,214,577	2,035,647
117,134	HP, INC.	3,180,311	4,201,597
50,865	INTEL CORP.	984,422	1,193,293
12,323	INTERNATIONAL BUSINESS MACHINES CORP.	1,314,390	2,724,369
3,680	INTUIT, INC.	523,933	2,285,280
24,838	JABIL, INC.	2,008,533	2,976,338
400	KEYSIGHT TECHNOLOGIES, INC.(b)	32,788	63,572
5,476	KLA CORP.	1,781,428	4,240,669
4,493	LAM RESEARCH CORP.	421,510	3,666,648
8,368	MICROCHIP TECHNOLOGY, INC.	38,920	671,867
31,399	MICRON TECHNOLOGY, INC.	688,959	3,256,390
149,002	MICROSOFT CORP.	18,634,685	64,115,561
600	MONOLITHIC POWER SYSTEMS, INC.	229,398	554,700
1,900	MOTOROLA SOLUTIONS, INC.	402,783	854,297
1,700	NETAPP, INC.	198,607	209,967
511,920	NVIDIA CORP.	6,056,158	62,167,565
3,825	NXP SEMICONDUCTORS N.V.(c)	327,712	918,038
5,510	ON SEMICONDUCTOR CORP.(b)	247,293	400,081
22,377	ORACLE CORP.	1,601,984	3,813,041
4,600	PALO ALTO NETWORKS, INC.(b)	1,260,033	1,572,280
2,400	PTC, INC.(b)	82,674	433,584
1,200	QORVO, INC.(b)	117,599	123,960
21,466	QUALCOMM, INC.	2,313,124	3,650,293
1,500	ROPER TECHNOLOGIES, INC.	519,077	834,660
13,390	SALESFORCE, INC.	939,415	3,664,977
5,500	SEAGATE TECHNOLOGY HOLDINGS PLC	51,727	602,415
2,890	SERVICENOW, INC.(b)	717,698	2,584,787
16,480	SKYWORKS SOLUTIONS, INC.	1,466,918	1,627,730
5,400	SYNOPSYS, INC.(b)	495,975	2,734,506
7,524	TD SYNNEX CORP.	672,396	903,482
800	TE CONNECTIVITY PLC(c)	98,296	120,792
600	TELEDYNE TECHNOLOGIES, INC.(b)	226,008	262,596
4,600	TERADYNE, INC.	82,730	616,078
27,783	TEXAS INSTRUMENTS, INC.	936,448	5,739,134
7,049	TRIMBLE, INC.(b)	94,849	437,672
700	TYLER TECHNOLOGIES, INC.(b)	305,589	408,604
876	VERISIGN, INC.(b)	140,628	166,405
5,145	WESTERN DIGITAL CORP.(b)	87,708	351,352
400	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	43,396	148,128
42,515	ZOOM VIDEO COMMUNICATIONS, INC., CLASS A(b)	2,565,924	2,964,996
		100,578,813	327,013,880	30.26%
Materials:
2,494	AIR PRODUCTS AND CHEMICALS, INC.	383,160	742,564
5,200	ALBEMARLE CORP.	409,232	492,492
32,570	AMCOR PLC(c)	224,047	369,018
4,165	AVERY DENNISON CORP.	371,149	919,465
3,910	BERRY GLOBAL GROUP, INC.	216,143	265,802
1,200	CELANESE CORP.	115,535	163,152
7,862	CORTEVA, INC.	164,943	462,207

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
8,062	DOW, INC.	$185,436	440,427
7,362	DUPONT DE NEMOURS, INC.	218,512	656,028
4,359	EASTMAN CHEMICAL CO.	327,148	487,990
3,991	ECOLAB, INC.	236,070	1,019,022
1,600	FMC CORP.	80,467	105,504
23,100	FREEPORT-MCMORAN, INC.	465,106	1,153,152
10,171	HUNTSMAN CORP.	245,188	246,138
3,421	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	222,567	358,966
131	INTERNATIONAL PAPER CO.	3,948	6,399
6,465	LINDE PLC	1,521,181	3,082,900
14,539	LYONDELLBASELL INDUSTRIES N.V., CLASS A	818,939	1,394,290
700	MARTIN MARIETTA MATERIALS, INC.	27,965	376,775
100	MOSAIC (THE) CO.	2,773	2,678
16,100	NEWMONT CORP.	504,104	860,545
1,800	NUCOR CORP.	269,870	270,612
1,000	PACKAGING CORP. OF AMERICA	114,697	215,400
5,172	PPG INDUSTRIES, INC.	123,888	685,083
1,400	SEALED AIR CORP.	24,528	50,820
3,358	SMURFIT WESTROCK PLC(c)	159,169	165,952
5,400	STEEL DYNAMICS, INC.	576,937	680,832
1,744	UNITED STATES STEEL CORP.	55,031	61,616
2,100	VULCAN MATERIALS CO.	63,441	525,903
		8,131,174	16,261,732	1.50%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	105,194	249,375
6,380	AMERICAN TOWER CORP.	809,555	1,483,733
1,934	AVALONBAY COMMUNITIES, INC.	225,956	435,634
3,288	BXP, INC.	161,579	264,552
900	CAMDEN PROPERTY TRUST	21,980	111,177
3,500	COSTAR GROUP, INC.(b)	270,782	264,040
15,300	CROWN CASTLE, INC.	1,126,465	1,815,039
4,457	DIGITAL REALTY TRUST, INC.	566,761	721,276
1,316	EQUINIX, INC.	434,420	1,168,121
5,416	EQUITY RESIDENTIAL	174,162	403,275
675	ESSEX PROPERTY TRUST, INC.	73,174	199,409
3,200	EXTRA SPACE STORAGE, INC.	340,075	576,608
1,000	FEDERAL REALTY INVESTMENT TRUST	55,846	114,970
70	GAMING AND LEISURE PROPERTIES, INC.	2,761	3,602
7,000	HEALTHPEAK PROPERTIES, INC.	63,668	160,090
10,322	HOST HOTELS & RESORTS, INC.	73,056	181,667
7,700	INVITATION HOMES, INC.	228,811	271,502
3,900	IRON MOUNTAIN, INC.	278,458	463,437
6,872	KIMCO REALTY CORP.	64,575	159,568
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	286,020
6,223	NNN REIT, INC.	297,154	301,753
17,277	OMEGA HEALTHCARE INVESTORS, INC.	698,928	703,174
12,218	PROLOGIS, INC.	363,049	1,542,889
1,735	PUBLIC STORAGE	227,274	631,314
4,002	REALTY INCOME CORP.	82,345	253,807
3,900	REGENCY CENTERS CORP.	85,344	281,697
2,100	SBA COMMUNICATIONS CORP.	214,169	505,470
7,934	SIMON PROPERTY GROUP, INC.	704,821	1,341,005
33	SUN COMMUNITIES, INC.	3,122	4,460
4,100	UDR, INC.	63,318	185,894
100	VENTAS, INC.	4,045	6,413
13,565	VICI PROPERTIES, INC.	322,828	451,850
6,400	WELLTOWER, INC.	403,819	819,392
4,916	WEYERHAEUSER CO.	62,194	166,456
		8,742,386	16,528,669	1.53%
Utilities:
5,100	AES (THE) CORP.	67,956	102,306
2,000	ALLIANT ENERGY CORP.	24,835	121,380
1,600	AMEREN CORP.	40,872	139,936
3,000	AMERICAN ELECTRIC POWER CO., INC.	134,395	307,800
2,700	AMERICAN WATER WORKS CO., INC.	320,977	394,848
400	ATMOS ENERGY CORP.	43,880	55,484
6,000	CENTERPOINT ENERGY, INC.	71,768	176,520

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
10,200	CMS ENERGY CORP.	$115,866	720,426
4,975	CONSOLIDATED EDISON, INC.	318,863	518,047
3,500	CONSTELLATION ENERGY CORP.	137,851	910,070
15,373	DOMINION ENERGY, INC.	546,490	888,406
8,900	DTE ENERGY CO.	709,034	1,142,849
7,151	DUKE ENERGY CORP.	220,926	824,510
4,325	EDISON INTERNATIONAL	135,088	376,664
2,864	ENTERGY CORP.	233,541	376,931
22,374	EVERGY, INC.	1,024,899	1,387,412
4,961	EVERSOURCE ENERGY	125,492	337,596
10,500	EXELON CORP.	342,581	425,775
6,800	FIRSTENERGY CORP.	186,942	301,580
30,654	NEXTERA ENERGY, INC.	1,028,039	2,591,182
7,100	NISOURCE, INC.	49,003	246,015
5,071	NRG ENERGY, INC.	373,512	461,968
10,300	PG&E CORP.	139,468	203,631
13,100	PINNACLE WEST CAPITAL CORP.	782,497	1,160,529
9,600	PPL CORP.	221,808	317,568
1,200	PUBLIC SERVICE ENTERPRISE GROUP, INC.	51,552	107,052
7,400	SEMPRA	239,277	618,862
11,800	SOUTHERN (THE) CO.	382,948	1,064,124
700	VISTRA CORP.	53,088	82,978
1,600	WEC ENERGY GROUP, INC.	91,440	153,888
		8,214,888	16,516,337	1.53%
	Sub-total Common Stocks:	481,138,667	1,076,742,138	99.63%
Escrows:
Communication Services:
1,360	GCI LIBERTY, INC., CLASS A(b)(d)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Rights:
Health Care:
300	ABIOMED, INC. (CONTINGENT VALUE RIGHTS)(b)(d)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
5,355,937	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.82%(e)	5,355,937	5,355,937
	Sub-total Short-Term Investments:	5,355,937	5,355,937	0.50%
	Grand total	$486,494,604	1,082,098,075	100.13%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.
(c)
Foreign security values are stated in U.S. dollars. As of September 30, 2024, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 1.53% of net assets.

(d)	Security has been deemed worthless and is a Level 3 investment.
(e)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2023, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $5,157,828 with net purchases of $198,109 during the nine months ended September 30, 2024.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2024 (unaudited)
Fair value is an estimate of the price the Clearwater Core Equity Fund ("Core Equity Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Core Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Core Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2024.
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,076,742,138	$—	$—	$1,076,742,138
Escrows	—	—	—*	—
Rights	—	—	—*	—
Short-Term Investments	5,355,937	—	—	5,355,937
Total	$1,082,098,075	$—	$—	$1,082,098,075

* Security has been deemed worthless and is a Level 3 investment.
For the Core Equity Fund, the investment value is comprised of equity securities, escrows, rights and short-term investments (money market funds). See the Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at September 30, 2024.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
2,500	AMC NETWORKS, INC., CLASS A(b)	$25,042	21,725
417	ANTERIX, INC.(b)	15,788	15,704
958	ATLANTA BRAVES HOLDINGS, INC., CLASS A(b)	41,844	40,380
3,426	ATLANTA BRAVES HOLDINGS, INC., CLASS C(b)	143,022	136,355
200	CABLE ONE, INC.	74,131	69,958
12,274	CARGURUS, INC.(b)	283,286	368,588
6,372	CARS.COM, INC.(b)	91,326	106,795
9,246	CINEMARK HOLDINGS, INC.(b)	140,922	257,409
4,612	COGENT COMMUNICATIONS HOLDINGS, INC.	258,534	350,143
11,240	ECHOSTAR CORP., CLASS A(b)	117,088	278,977
92,597	EVENTBRITE, INC., CLASS A(b)	774,101	252,790
1,989	EVERQUOTE, INC., CLASS A(b)	39,955	41,948
13,236	GOGO, INC.(b)	91,267	95,035
3,856	GRINDR, INC.(b)	40,782	46,002
300	IAC, INC.(b)	13,977	16,146
692	IBOTTA, INC., CLASS A(b)	40,274	42,634
541	IDT CORP., CLASS B	19,563	20,650
6,320	INTEGRAL AD SCIENCE HOLDING CORP.(b)	61,214	68,319
43,800	LUMEN TECHNOLOGIES, INC.(b)	135,857	310,980
200	MADISON SQUARE GARDEN SPORTS CORP.(b)	33,916	41,652
1,259	MAGNITE, INC.(b)	16,821	17,437
3,035	NEW YORK TIMES (THE) CO., CLASS A	87,577	168,958
41,854	NEXXEN INTERNATIONAL LTD. ADR(b)(c)(d)	289,257	336,506
6,563	QUINSTREET, INC.(b)	100,035	125,550
1,200	SCHOLASTIC CORP.	36,378	38,412
42,633	SHUTTERSTOCK, INC.	2,102,035	1,507,929
28,128	TECHTARGET, INC.(b)	976,956	687,730
4,243	TELEPHONE AND DATA SYSTEMS, INC.	86,080	98,650
6,706	THRYV HOLDINGS, INC.(b)	115,382	115,544
13,982	VIVID SEATS, INC., CLASS A(b)	51,668	51,733
4,428	YELP, INC.(b)	132,211	155,334
8,206	ZIFF DAVIS, INC.(b)	336,347	399,304
		6,772,636	6,285,277	1.39%
Consumer Discretionary:
30,059	1-800-FLOWERS.COM, INC., CLASS A(b)	876,372	238,368
4,561	ABERCROMBIE & FITCH CO., CLASS A(b)	550,648	638,084
3,046	ACADEMY SPORTS & OUTDOORS, INC.	131,038	177,765
1,241	ACUSHNET HOLDINGS CORP.	78,194	79,114
113,582	ADIENT PLC(b)	3,697,566	2,563,546
1,364	ADTALEM GLOBAL EDUCATION, INC.(b)	98,678	102,955
60,219	ADVANCE AUTO PARTS, INC.	3,566,736	2,347,939
124,390	AMERICAN EAGLE OUTFITTERS, INC.	2,159,034	2,785,092
69,534	ARHAUS, INC.	643,603	855,964
871	ASBURY AUTOMOTIVE GROUP, INC.(b)	170,510	207,812
5,531	BLOOMIN' BRANDS, INC.	93,626	91,427
3,622	BOOT BARN HOLDINGS, INC.(b)	281,101	605,888
5,698	BRINKER INTERNATIONAL, INC.(b)	248,909	436,068
4,564	BUCKLE (THE), INC.	175,833	200,679
636	BUILD-A-BEAR WORKSHOP, INC.	16,237	21,859
1,210	CARVANA CO.(b)	104,577	210,673
141	CAVCO INDUSTRIES, INC.(b)	56,510	60,382
113,720	CENTURY CASINOS, INC.(b)	1,276,756	291,123
2,413	CENTURY COMMUNITIES, INC.	131,637	248,491
29,709	CHAMPION HOMES, INC.(b)	1,845,468	2,817,899
5,008	CHUY'S HOLDINGS, INC.(b)	105,280	187,299
6,534	COURSERA, INC.(b)	46,726	51,880
2,726	CRICUT, INC., CLASS A	15,359	18,891
128,462	DANA, INC.	1,556,080	1,356,559
23,499	DENNY'S CORP.(b)	270,826	151,569
4,200	DINE BRANDS GLOBAL, INC.	130,856	131,166
4,240	DORMAN PRODUCTS, INC.(b)	401,042	479,629
72,564	DREAM FINDERS HOMES, INC., CLASS A(b)	1,430,486	2,627,542
399	ETHAN ALLEN INTERIORS, INC.	9,673	12,724
48,582	EVGO, INC.(b)	88,107	201,129
1,882	FIGS, INC., CLASS A(b)	9,368	12,873
8,199	FIRST WATCH RESTAURANT GROUP, INC.(b)	130,082	127,904

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
6,800	FOOT LOCKER, INC.	$115,366	175,712
9,422	FRONTDOOR, INC.(b)	252,376	452,162
1,731	FULL HOUSE RESORTS, INC.(b)	8,219	8,690
30,770	GAP (THE), INC.	321,775	678,479
88,707	GEN RESTAURANT GROUP, INC.(b)	895,690	748,687
48,585	GENESCO, INC.(b)	1,365,893	1,320,054
65,799	GENTEX CORP.	1,901,877	1,953,572
1,300	GENTHERM, INC.(b)	66,382	60,515
987	G-III APPAREL GROUP LTD.(b)	14,210	30,123
96,458	GILDAN ACTIVEWEAR, INC.(d)	2,502,909	4,544,136
2,590	GREEN BRICK PARTNERS, INC.(b)	150,212	216,317
800	GROUP 1 AUTOMOTIVE, INC.	115,820	306,432
232,788	HANESBRANDS, INC.(b)	2,565,634	1,710,992
22,820	HASBRO, INC.	1,000,176	1,650,342
34,698	HAVERTY FURNITURE COS., INC.	928,948	953,154
27,088	HELEN OF TROY LTD.(b)	1,618,994	1,675,393
3,060	HILTON GRAND VACATIONS, INC.(b)	113,730	111,139
47,911	HOOKER FURNISHINGS CORP.	1,123,840	866,231
12,858	INSPIRED ENTERTAINMENT, INC.(b)	101,352	119,194
2,408	INSTALLED BUILDING PRODUCTS, INC.	407,394	593,018
2,029	INTERNATIONAL GAME TECHNOLOGY PLC	40,068	43,218
900	JACK IN THE BOX, INC.	48,879	41,886
1,281	KB HOME	97,534	109,769
6,575	KONTOOR BRANDS, INC.	343,040	537,704
1,521	KRISPY KREME, INC.	15,572	16,336
872	KURA SUSHI U.S.A., INC., CLASS A(b)	46,643	70,248
94,471	LANDSEA HOMES CORP.(b)	1,094,479	1,166,717
7,840	LAUREATE EDUCATION, INC.	113,210	130,222
600	LA-Z-BOY, INC.	13,860	25,758
344	LCI INDUSTRIES	41,579	41,466
14,400	LEGGETT & PLATT, INC.	175,824	196,128
2,873	LGI HOMES, INC.(b)	263,284	340,508
22,415	LINCOLN EDUCATIONAL SERVICES CORP.(b)	251,300	267,635
9,645	LINDBLAD EXPEDITIONS HOLDINGS, INC.(b)	72,679	89,216
441	M/I HOMES, INC.(b)	68,880	75,570
118,213	MALIBU BOATS, INC., CLASS A(b)	5,174,324	4,587,847
975	MARINEMAX, INC.(b)	24,607	34,388
1,348	MERITAGE HOMES CORP.	96,515	276,434
6,800	MISTER CAR WASH, INC.(b)	43,967	44,268
2,716	MODINE MANUFACTURING CO.(b)	269,759	360,658
38	MONARCH CASINO & RESORT, INC.	2,304	3,012
1,300	MONRO, INC.	29,690	37,518
169,284	NEWELL BRANDS, INC.	1,567,061	1,300,101
5,456	ONESPAWORLD HOLDINGS LTD.	75,178	90,079
2,134	OXFORD INDUSTRIES, INC.	185,374	185,146
5,107	PAPA JOHN'S INTERNATIONAL, INC.	227,705	275,114
7,254	PATRICK INDUSTRIES, INC.	570,359	1,032,752
28,166	PELOTON INTERACTIVE, INC., CLASS A(b)	92,901	131,817
4,039	PENN ENTERTAINMENT, INC.(b)	75,236	76,176
3,600	PERDOCEO EDUCATION CORP.	37,564	80,064
306	PHINIA, INC.	13,494	14,085
16,479	PVH CORP.	792,862	1,661,578
667	RCI HOSPITALITY HOLDINGS, INC.	29,815	29,715
1,682	RED ROCK RESORTS, INC., CLASS A	89,849	91,568
513	ROCKY BRANDS, INC.	13,620	16,344
1,733	RUSH STREET INTERACTIVE, INC.(b)	15,697	18,803
41,390	SABRE CORP.(b)	93,333	151,901
4,600	SALLY BEAUTY HOLDINGS, INC.(b)	46,856	62,422
2,392	SHAKE SHACK, INC., CLASS A(b)	169,281	246,878
27,468	SHOE CARNIVAL, INC.	731,506	1,204,472
2,100	SIGNET JEWELERS LTD.	118,747	216,594
11,093	SIX FLAGS ENTERTAINMENT CORP.	461,157	447,159
7,587	SLEEP NUMBER CORP.(b)	662,541	138,994
1,361	SONIC AUTOMOTIVE, INC., CLASS A	58,692	79,591
6,271	STEVEN MADDEN LTD.	233,318	307,216
74,340	STONERIDGE, INC.(b)	1,549,924	831,865
1,200	STRATEGIC EDUCATION, INC.	69,846	111,060

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
35,957	STRIDE, INC.(b)	$1,337,234	3,067,492
6,859	SUPER GROUP SGHC LTD.	21,714	24,898
1,862	SUPERIOR GROUP OF COS., INC.	24,258	28,842
6,587	SWEETGREEN, INC., CLASS A(b)	164,487	233,509
9,319	TRI POINTE HOMES, INC.(b)	285,468	422,244
6,171	UDEMY, INC.(b)	43,912	45,912
2,100	UPBOUND GROUP, INC.	46,461	67,179
2,911	URBAN OUTFITTERS, INC.(b)	107,449	111,520
15,649	VF CORP.	218,488	312,198
2,000	VISTA OUTDOOR, INC.(b)	48,955	78,360
447	VISTEON CORP.(b)	45,544	42,572
6,484	VIZIO HOLDING CORP., CLASS A(b)	70,778	72,426
5,237	WARBY PARKER, INC., CLASS A(b)	63,923	85,520
54,886	WINNEBAGO INDUSTRIES, INC.	2,641,236	3,189,425
1,793	WOLVERINE WORLD WIDE, INC.	19,456	31,234
2,094	WYNDHAM HOTELS & RESORTS, INC.	99,409	163,625
2,346	XPEL, INC.(b)	91,250	101,746
66,473	XPONENTIAL FITNESS, INC., CLASS A(b)	1,088,971	824,265
		58,696,621	64,715,602	14.32%
Consumer Staples:
1,800	ANDERSONS (THE), INC.	56,519	90,252
5,982	CAL-MAINE FOODS, INC.	391,745	447,693
500	CENTRAL GARDEN & PET CO., CLASS A(b)	13,784	15,700
26,717	CHEFS' WAREHOUSE (THE), INC.(b)	749,615	1,122,381
112	COCA-COLA CONSOLIDATED, INC.	98,292	147,437
4,733	EDGEWELL PERSONAL CARE CO.	162,686	171,997
9,511	ENERGIZER HOLDINGS, INC.	268,570	302,069
104,670	FLOWERS FOODS, INC.	2,577,545	2,414,737
400	FRESH DEL MONTE PRODUCE, INC.	10,912	11,816
30,000	HALOWS CO. LTD.(d)	750,260	874,587
7,098	HERBALIFE LTD.(b)	51,288	51,035
13,540	INGREDION, INC.	1,249,972	1,860,802
900	INTER PARFUMS, INC.	68,995	116,532
1,985	J&J SNACK FOODS CORP.	288,971	341,658
2,012	LANCASTER COLONY CORP.	373,946	355,259
152,876	MAMAMANCINI'S HOLDINGS, INC.(b)	493,273	1,115,995
2,004	MGP INGREDIENTS, INC.	165,741	166,833
1,623	MISSION PRODUCE, INC.(b)	16,503	20,807
2,493	NATIONAL BEVERAGE CORP.	107,187	117,021
2,372	NATURE'S SUNSHINE PRODUCTS, INC.(b)	30,948	32,307
2,028	PRICESMART, INC.	136,303	186,130
3,072	PRIMO WATER CORP.	55,409	77,568
13,227	SIMPLY GOOD FOODS (THE) CO.(b)	436,664	459,903
3,200	SPARTANNASH CO.	62,004	71,712
30,722	SPECTRUM BRANDS HOLDINGS, INC.	2,187,264	2,922,891
4,710	SPROUTS FARMERS MARKET, INC.(b)	324,710	520,031
700	TOOTSIE ROLL INDUSTRIES, INC.	19,677	21,679
1,374	TREEHOUSE FOODS, INC.(b)	52,456	57,680
46,607	UNIVERSAL CORP.	2,492,585	2,475,298
40,103	USANA HEALTH SCIENCES, INC.(b)	3,141,755	1,520,706
5,100	VECTOR GROUP LTD.	45,813	76,092
38,961	VITA COCO (THE) CO., INC.(b)	1,079,069	1,102,986
1,309	VITAL FARMS, INC.(b)	31,777	45,907
738	WD-40 CO.	167,843	190,315
5,223	WK KELLOGG CO.	82,865	89,365
		18,242,946	19,595,181	4.34%
Energy:
1,355	APA CORP.	38,731	33,143
14,335	ARCHROCK, INC.	268,388	290,140
88,150	ATLAS ENERGY SOLUTIONS, INC.	1,845,878	1,921,670
7,490	BAYTEX ENERGY CORP.(d)	23,593	22,245
400	BRISTOW GROUP, INC.(b)	13,552	13,876
4,287	CACTUS, INC., CLASS A	207,142	255,805
300	CALIFORNIA RESOURCES CORP.	14,888	15,741
6,410	CHAMPIONX CORP.	210,151	193,262
362	CHEVRON CORP.	35,198	53,312
2,000	CIVITAS RESOURCES, INC.	114,995	101,340

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
4,200	COMSTOCK RESOURCES, INC.	$42,950	46,746
1,017	CONSOL ENERGY, INC.	57,529	106,429
3,000	CORE LABORATORIES, INC.	48,339	55,590
4,046	CRESCENT ENERGY CO., CLASS A	46,336	44,304
1,061	CVR ENERGY, INC.	28,107	24,435
87,501	DMC GLOBAL, INC.(b)	3,223,281	1,135,763
23,457	ENCORE ENERGY CORP.(b)(d)	77,530	94,766
1,445	FLEX LNG LTD.(d)	36,446	36,761
1,764	GOLAR LNG LTD.	43,338	64,845
36,430	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	347,648	404,373
3,700	HELMERICH & PAYNE, INC.	125,231	112,554
52,212	HIGHPEAK ENERGY, INC.(e)	627,408	724,703
1,012	KINETIK HOLDINGS, INC.	37,687	45,803
3,471	KODIAK GAS SERVICES, INC.	93,219	100,659
1,259	LIBERTY ENERGY, INC.	25,906	24,034
13,931	MAGNOLIA OIL & GAS CORP., CLASS A	336,530	340,195
2,621	NABORS INDUSTRIES LTD.(b)	175,687	168,976
6,877	NOBLE CORP. PLC	252,988	248,535
3,300	NORTHERN OIL & GAS, INC.	103,014	116,853
124,278	NOV, INC.	1,538,408	1,984,720
15,281	OCEANEERING INTERNATIONAL, INC.(b)	323,004	380,039
2,300	PAR PACIFIC HOLDINGS, INC.(b)	49,549	40,480
2,100	PATTERSON-UTI ENERGY, INC.	18,475	16,065
580	PBF ENERGY, INC., CLASS A	19,990	17,951
4,613	PEABODY ENERGY CORP.	104,883	122,429
21,146	PROPETRO HOLDING CORP.(b)	154,706	161,978
774	REX AMERICAN RESOURCES CORP.(b)	16,958	35,828
2,619	SABLE OFFSHORE CORP.(b)	36,684	61,887
11,556	SFL CORP. LTD.(d)	129,606	133,703
9,899	SM ENERGY CO.	362,821	395,663
8,100	TALOS ENERGY, INC.(b)	95,981	83,835
2,099	TIDEWATER, INC.(b)	186,368	150,687
8,001	URANIUM ENERGY CORP.(b)	44,371	49,686
8,100	WORLD KINECT CORP.	190,480	250,371
		11,773,974	10,682,180	2.37%
Financials:
3,200	AMBAC FINANCIAL GROUP, INC.(b)	35,221	35,872
1,100	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	9,266	10,109
3,300	ARBOR REALTY TRUST, INC.	40,942	51,348
600	ARMOUR RESIDENTIAL REIT, INC.	11,610	12,240
6,867	ARTISAN PARTNERS ASSET MANAGEMENT, INC., CLASS A	263,094	297,479
119,510	ASSOCIATED BANC-CORP	2,084,499	2,574,245
300	ASSURED GUARANTY LTD.	14,439	23,856
300	ATLANTIC UNION BANKSHARES CORP.	10,872	11,301
20,917	AVIDXCHANGE HOLDINGS, INC.(b)	168,701	169,637
13,135	AXIS CAPITAL HOLDINGS LTD.	661,138	1,045,677
14,247	AXOS FINANCIAL, INC.(b)	621,102	895,851
7,364	B. RILEY FINANCIAL, INC.	42,753	38,661
2,624	BALDWIN INSURANCE GROUP (THE), INC.(b)	93,091	130,675
13,032	BANC OF CALIFORNIA, INC.	154,664	191,961
1,745	BANCFIRST CORP.	151,124	183,661
3,594	BANCORP (THE), INC.(b)	104,908	192,279
3,900	BANK OF HAWAII CORP.	184,962	244,803
1,363	BANK OF NT BUTTERFIELD & SON (THE) LTD.	42,047	50,268
300	BANKUNITED, INC.	10,695	10,932
8,000	BERKSHIRE HILLS BANCORP, INC.	167,165	215,440
12,238	BGC GROUP, INC., CLASS A	104,558	112,345
37,171	BOWHEAD SPECIALTY HOLDINGS, INC.(b)	690,541	1,041,160
38,929	BREAD FINANCIAL HOLDINGS, INC.	1,414,727	1,852,242
8,500	BRIGHTSPHERE INVESTMENT GROUP, INC.	148,664	215,900
1,690	BROOKFIELD ASSET MANAGEMENT LTD., CLASS A(d)	66,079	79,920
3,900	BROOKLINE BANCORP, INC.	32,239	39,351
10,464	CAPITOL FEDERAL FINANCIAL, INC.	48,712	61,110
995	CASS INFORMATION SYSTEMS, INC.	38,845	41,273
675	CITY HOLDING CO.	60,919	79,238
79,501	CNO FINANCIAL GROUP, INC.	1,396,524	2,790,485
1,214	COHEN & STEERS, INC.	87,882	116,483

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
189,545	COLUMBIA BANKING SYSTEM, INC.	$4,327,654	4,949,020
2,362	COLUMBIA FINANCIAL, INC.(b)	38,966	40,319
5,100	COMERICA, INC.	243,294	305,541
49,746	COMMERCE BANCSHARES, INC.	2,218,438	2,954,913
600	COMMUNITY FINANCIAL SYSTEM, INC.	25,494	34,842
12,000	CVB FINANCIAL CORP.	199,210	213,840
1,666	DIGITALBRIDGE GROUP, INC.	20,638	23,541
40,081	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	1,939,622	2,638,532
6,800	EAGLE BANCORP, INC.	116,183	153,544
13,400	ELLINGTON FINANCIAL, INC.	152,038	172,726
1,800	ENOVA INTERNATIONAL, INC.(b)	54,842	150,822
19,635	ESQUIRE FINANCIAL HOLDINGS, INC.	587,428	1,280,398
32,010	ESSENT GROUP LTD.	1,080,767	2,057,923
2,259	EVERTEC, INC.	68,287	76,558
128,119	EZCORP, INC., CLASS A(b)	980,908	1,436,214
11,425	FEDERAL AGRICULTURAL MORTGAGE CORP., CLASS C	1,509,173	2,141,159
40,991	FINWISE BANCORP(b)	539,491	639,460
400	FIRST BANCORP	12,196	16,636
7,521	FIRST FINANCIAL BANKSHARES, INC.	223,775	278,352
13,275	FIRST HAWAIIAN, INC.	251,449	307,316
46,158	FIRST WESTERN FINANCIAL, INC.(b)	819,691	923,160
1,146	FIRSTCASH HOLDINGS, INC.	131,582	131,561
7,571	FLYWIRE CORP.(b)	127,130	124,089
2,200	FRANKLIN BSP REALTY TRUST, INC.	24,406	28,732
142,782	GCM GROSVENOR, INC., CLASS A	1,278,719	1,616,292
19,868	GENWORTH FINANCIAL, INC.(b)	71,184	136,096
86,484	GLACIER BANCORP, INC.	3,435,848	3,952,319
7,647	GLOBE LIFE, INC.	428,372	809,894
4,171	GOOSEHEAD INSURANCE, INC., CLASS A(b)	268,542	372,470
11,300	GREEN DOT CORP., CLASS A(b)	96,338	132,323
4,874	HA SUSTAINABLE INFRASTRUCTURE CAPITAL, INC.	143,435	168,007
2,447	HAMILTON LANE, INC., CLASS A	302,417	412,050
8,563	HCI GROUP, INC.	488,369	916,755
2,500	HILLTOP HOLDINGS, INC.	66,017	80,400
4,200	HOPE BANCORP, INC.	38,242	52,752
1,400	HORACE MANN EDUCATORS CORP.	46,646	48,930
909	HUNTINGTON BANCSHARES, INC.	9,494	13,362
5,000	INDEPENDENT BANK GROUP, INC.	188,792	288,300
1,506	JACKSON FINANCIAL, INC., CLASS A	120,675	137,392
55,059	JDC GROUP A.G.(b)(d)	1,258,482	1,434,161
2,700	KKR REAL ESTATE FINANCE TRUST, INC.	25,149	33,345
4,690	LAKELAND FINANCIAL CORP.	272,878	305,413
3,990	LEMONADE, INC.(b)	62,349	65,795
15,169	LENDINGCLUB CORP.(b)	111,463	173,382
579	LENDINGTREE, INC.(b)	24,086	33,599
7,545	LINCOLN NATIONAL CORP.	190,718	237,743
26,610	MARQETA, INC., CLASS A(b)	137,180	130,921
1,930	MERCURY GENERAL CORP.	63,015	121,551
8,841	MOELIS & CO., CLASS A	453,704	605,697
91,753	MORTGAGE ADVICE BUREAU HOLDINGS LTD.(d)	1,049,369	785,083
2,600	MR COOPER GROUP, INC.(b)	103,966	239,668
700	NAVIENT CORP.	10,360	10,913
4,764	NCR ATLEOS CORP.(b)	129,359	135,917
4,100	NEW YORK MORTGAGE TRUST, INC.	22,217	25,953
6,024	NMI HOLDINGS, INC.(b)	168,763	248,129
7,700	NORTHWEST BANCSHARES, INC.	78,507	103,026
995	OFG BANCORP	22,845	44,695
128,226	OLD NATIONAL BANCORP	1,890,017	2,392,697
43,388	OPPFI, INC.	107,542	205,225
12,785	OSCAR HEALTH, INC., CLASS A(b)	199,076	271,170
8,400	PACIFIC PREMIER BANCORP, INC.	179,442	211,344
3,234	PALOMAR HOLDINGS, INC.(b)	212,964	306,163
1,631	PATHWARD FINANCIAL, INC.	62,599	107,662
34,490	PAYONEER GLOBAL, INC.(b)	169,501	259,710
12,184	PAYSIGN, INC.(b)	41,048	44,715
700	PENNYMAC MORTGAGE INVESTMENT TRUST	9,415	9,982
80,498	PERELLA WEINBERG PARTNERS	1,049,324	1,554,416

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
1,557	PIPER SANDLER COS.	$257,981	441,892
2,205	PJT PARTNERS, INC., CLASS A	209,579	294,015
8,100	PRA GROUP, INC.(b)	150,807	181,116
2,935	PROG HOLDINGS, INC.	61,449	142,318
4,100	RADIAN GROUP, INC.	99,410	142,229
7,000	READY CAPITAL CORP.	57,392	53,410
1,700	REDWOOD TRUST, INC.	9,582	13,141
9,841	REMITLY GLOBAL, INC.(b)	119,327	131,771
10,780	RENAISSANCERE HOLDINGS LTD.	2,021,880	2,936,472
600	RENASANT CORP.	19,176	19,500
2,659	RYAN SPECIALTY HOLDINGS, INC.	101,325	176,531
3,300	SEACOAST BANKING CORP. OF FLORIDA	70,378	87,945
1,388	SELECTIVE INSURANCE GROUP, INC.	136,606	129,500
6,094	SERVISFIRST BANCSHARES, INC.	335,304	490,262
10,210	SIMMONS FIRST NATIONAL CORP., CLASS A	192,849	219,923
30,434	SKYWARD SPECIALTY INSURANCE GROUP, INC.(b)	737,214	1,239,577
1,200	SOUTHSIDE BANCSHARES, INC.	31,031	40,116
2,736	STEPSTONE GROUP, INC., CLASS A	100,804	155,487
23,190	STEWART INFORMATION SERVICES CORP.	974,595	1,733,221
2,281	STOCK YARDS BANCORP, INC.	104,783	141,399
17,969	STONECO LTD., CLASS A(b)(d)	209,030	202,331
2,327	STONEX GROUP, INC.(b)	110,364	190,535
62,226	SUNRISE REALTY TRUST, INC.	665,959	895,432
30,910	SYNOVUS FINANCIAL CORP.	857,377	1,374,568
27,164	THIRD COAST BANCSHARES, INC.(b)	692,979	727,180
1,184	TRIUMPH FINANCIAL, INC.(b)	83,180	94,175
2,353	TRUPANION, INC.(b)	62,260	98,779
11,400	UNITED COMMUNITY BANKS, INC.	276,626	331,512
900	UNITED FIRE GROUP, INC.	17,217	18,837
57,749	UNIVEST FINANCIAL CORP.	1,067,701	1,625,057
4,053	UPSTART HOLDINGS, INC.(b)	98,452	162,161
2,596	VICTORY CAPITAL HOLDINGS, INC., CLASS A	107,363	143,818
200	VIRTUS INVESTMENT PARTNERS, INC.	32,442	41,890
3,491	WALKER & DUNLOP, INC.	305,419	396,543
50,457	WEBSTER FINANCIAL CORP.	2,111,257	2,351,801
18,448	WISDOMTREE, INC.	139,943	184,296
652	WORLD ACCEPTANCE CORP.(b)	68,648	76,923
75,499	WSFS FINANCIAL CORP.	3,273,637	3,849,694
		55,714,399	74,665,774	16.52%
Health Care:
6,958	ABSCI CORP.(b)	21,470	26,580
3,585	ACADIA PHARMACEUTICALS, INC.(b)	59,283	55,137
11,683	ACCOLADE, INC.(b)	40,487	44,980
27,627	ACELYRIN, INC.(b)	115,659	136,201
13,770	ADDUS HOMECARE CORP.(b)	1,219,423	1,831,823
11,800	ADMA BIOLOGICS, INC.(b)	74,640	235,882
7,262	AGENUS, INC.(b)	39,474	39,796
4,012	AKERO THERAPEUTICS, INC.(b)	92,261	115,104
2,832	ALDEYRA THERAPEUTICS, INC.(b)	8,289	15,264
4,440	ALECTOR, INC.(b)	22,582	20,690
6,301	ALIGNMENT HEALTHCARE, INC.(b)	50,830	74,478
8,722	ALKERMES PLC(b)(d)	217,192	244,129
2,506	ALTIMMUNE, INC.(b)	15,830	15,387
53,376	AMICUS THERAPEUTICS, INC.(b)	450,912	570,056
4,560	AMN HEALTHCARE SERVICES, INC.(b)	208,237	193,298
3,281	AMNEAL PHARMACEUTICALS, INC.(b)	21,500	27,298
2,818	AMPHASTAR PHARMACEUTICALS, INC.(b)	91,797	136,758
633	ANAPTYSBIO, INC.(b)	15,869	21,206
29,616	ANAVEX LIFE SCIENCES CORP.(b)	108,252	168,219
700	ANI PHARMACEUTICALS, INC.(b)	22,511	41,762
401,044	AOTI, INC.(b)	677,181	723,837
2,401	APOGEE THERAPEUTICS, INC.(b)	94,496	141,035
3,434	APPLIED THERAPEUTICS, INC.(b)	16,059	29,189
2,953	ARCELLX, INC.(b)	161,822	246,605
6,680	ARCUTIS BIOTHERAPEUTICS, INC.(b)	61,760	62,124
11,978	ARDELYX, INC.(b)	69,537	82,528
4,009	ARS PHARMACEUTICALS, INC.(b)	34,142	58,131

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
1,883	ARTIVION, INC.(b)	$48,313	50,125
3,201	ARVINAS, INC.(b)	83,862	78,841
8,866	ASTRANA HEALTH, INC.(b)	352,855	513,696
2,411	ASTRIA THERAPEUTICS, INC.(b)	25,308	26,545
14,586	ATOSSA THERAPEUTICS, INC.(b)	17,435	22,171
8,732	AURINIA PHARMACEUTICALS, INC.(b)(d)	47,980	64,006
3,639	AVADEL PHARMACEUTICALS PLC(b)(d)	51,188	47,725
2,014	AVID BIOSERVICES, INC.(b)	16,772	22,919
5,930	AVIDITY BIOSCIENCES, INC.(b)	242,275	272,365
3,994	AXONICS, INC.(b)	273,383	277,982
2,408	AXSOME THERAPEUTICS, INC.(b)	189,575	216,407
109,618	BIOCRYST PHARMACEUTICALS, INC.(b)	854,823	833,097
4,354	BIOHAVEN LTD.(b)	153,205	217,569
1,556	BIOLIFE SOLUTIONS, INC.(b)	31,428	38,962
148,743	BIOTE CORP., CLASS A(b)	729,161	829,986
2,099	BIO-TECHNE CORP.	127,959	167,773
2,735	BIOVENTUS, INC., CLASS A(b)	15,745	32,683
3,934	BLUEPRINT MEDICINES CORP.(b)	350,010	363,895
6,034	BRIDGEBIO PHARMA, INC.(b)	152,061	153,626
1,478	BRIGHTSPRING HEALTH SERVICES, INC.(b)	16,359	21,697
9,056	CABALETTA BIO, INC.(b)	42,613	42,744
1,094	CAREDX, INC.(b)	17,000	34,160
1,761	CARTESIAN THERAPEUTICS, INC.(b)	24,087	28,387
1,746	CASSAVA SCIENCES, INC.(b)	41,726	51,385
2,074	CASTLE BIOSCIENCES, INC.(b)	38,488	59,150
5,100	CATALYST PHARMACEUTICALS, INC.(b)	74,389	101,388
4,591	CELLDEX THERAPEUTICS, INC.(b)	163,913	156,048
1,227	CG ONCOLOGY, INC.(b)	39,803	46,295
741	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	139,165	145,955
10,430	CHROMADEX CORP.(b)	28,531	38,070
3,768	CLEARPOINT NEURO, INC.(b)	20,484	42,239
3,320	COGENT BIOSCIENCES, INC.(b)	23,841	35,856
43,542	COMMUNITY HEALTH SYSTEMS, INC.(b)	123,123	264,300
38,141	CONMED CORP.	2,762,932	2,743,101
298	CORBUS PHARMACEUTICALS HOLDINGS, INC.(b)	15,791	6,148
8,433	CORCEPT THERAPEUTICS, INC.(b)	185,203	390,279
1,006	CORVEL CORP.(b)	209,403	328,851
4,717	CRINETICS PHARMACEUTICALS, INC.(b)	210,012	241,039
1,500	CROSS COUNTRY HEALTHCARE, INC.(b)	21,598	20,160
956	CULLINAN THERAPEUTICS, INC.(b)	15,583	16,003
280	CYTOKINETICS, INC.(b)	15,702	14,784
2,749	DENALI THERAPEUTICS, INC.(b)	63,075	80,078
86,310	DENTSPLY SIRONA, INC.	2,659,695	2,335,549
977	DYNAVAX TECHNOLOGIES CORP.(b)	10,995	10,884
4,538	DYNE THERAPEUTICS, INC.(b)	131,251	163,005
1,780	ENHABIT, INC.(b)	14,432	14,062
1,825	ENLIVEN THERAPEUTICS, INC.(b)	41,589	46,611
4,823	ENSIGN GROUP (THE), INC.	490,625	693,644
144,830	ESPERION THERAPEUTICS, INC.(b)(e)	345,527	238,970
39,744	ESTABLISHMENT LABS HOLDINGS, INC.(b)(d)	1,649,982	1,719,723
25,716	ETON PHARMACEUTICALS, INC.(b)	121,988	154,296
4,341	EVOLENT HEALTH, INC., CLASS A(b)	94,574	122,763
54,985	EVOLUS, INC.(b)	486,421	890,757
1,864	EYEPOINT PHARMACEUTICALS, INC.(b)	14,647	14,893
16,913	FRACTYL HEALTH, INC.(b)	36,496	42,790
1,000	FULGENT GENETICS, INC.(b)	20,060	21,730
27,318	GERON CORP.(b)	94,116	124,024
3,891	GLAUKOS CORP.(b)	376,262	506,919
10,969	GUARDANT HEALTH, INC.(b)	196,972	251,629
875	HAEMONETICS CORP.(b)	71,395	70,333
7,612	HALOZYME THERAPEUTICS, INC.(b)	350,349	435,711
5,219	HARMONY BIOSCIENCES HOLDINGS, INC.(b)	160,512	208,760
47,410	HARROW HEALTH, INC.(b)	805,647	2,131,554
3,133	HEALTHEQUITY, INC.(b)	245,128	256,436
655	HEALTHSTREAM, INC.	15,918	18,890
7,601	HERON THERAPEUTICS, INC.(b)	15,549	15,126
2,516	HIMS & HERS HEALTH, INC.(b)	41,028	46,345

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
10,290	HUMACYTE, INC.(b)	$49,448	55,978
2,300	ICU MEDICAL, INC.(b)	204,509	419,106
4,405	IDEAYA BIOSCIENCES, INC.(b)	158,607	139,550
12,432	IMMUNITYBIO, INC.(b)	43,828	46,247
3,237	IMMUNOME, INC.(b)	39,235	47,325
3,397	IMMUNOVANT, INC.(b)	90,751	96,848
4,963	INARI MEDICAL, INC.(b)	233,029	204,674
43,271	INMODE LTD.(b)(d)	1,014,118	733,443
10,673	INSMED, INC.(b)	440,196	779,129
21,679	INTEGER HOLDINGS CORP.(b)	1,766,154	2,818,270
2,056	INTRA-CELLULAR THERAPIES, INC.(b)	138,196	150,438
79,070	IOVANCE BIOTHERAPEUTICS, INC.(b)	792,201	742,467
2,041	IRHYTHM TECHNOLOGIES, INC.(b)	142,885	151,524
45,956	IRONWOOD PHARMACEUTICALS, INC.(b)	208,658	189,339
930	JASPER THERAPEUTICS, INC.(b)	17,540	17,493
2,058	KEROS THERAPEUTICS, INC.(b)	96,035	119,508
47,116	KINIKSA PHARMACEUTICALS INTERNATIONAL PLC(b)	655,380	1,177,429
2,980	KRYSTAL BIOTECH, INC.(b)	490,191	542,449
2,328	KYMERA THERAPEUTICS, INC.(b)	75,427	110,184
4,611	LANTHEUS HOLDINGS, INC.(b)	310,455	506,057
33,249	LEMAITRE VASCULAR, INC.	1,775,226	3,088,500
58,007	LEXICON PHARMACEUTICALS, INC.(b)	89,915	91,071
19,760	LIGAND PHARMACEUTICALS, INC.(b)	1,836,822	1,977,778
1,274	LONGBOARD PHARMACEUTICALS, INC.(b)	38,840	42,462
661	MADRIGAL PHARMACEUTICALS, INC.(b)	168,258	140,277
12,820	MANNKIND CORP.(b)	67,165	80,638
8,905	MARAVAI LIFESCIENCES HOLDINGS, INC., CLASS A(b)	63,809	74,001
2,452	MEDIWOUND LTD.(b)(d)	41,333	44,283
370	MEDPACE HOLDINGS, INC.(b)	111,133	123,506
5,556	MERIT MEDICAL SYSTEMS, INC.(b)	378,897	549,099
24,394	MERSANA THERAPEUTICS, INC.(b)	36,962	46,105
6,089	MIMEDX GROUP, INC.(b)	38,883	35,986
1,472	MINERALYS THERAPEUTICS, INC.(b)	17,426	17,826
14,123	MIRUM PHARMACEUTICALS, INC.(b)	331,825	550,797
503	MOLINA HEALTHCARE, INC.(b)	144,415	173,314
7,400	MYRIAD GENETICS, INC.(b)	157,099	202,686
2,244	NATIONAL RESEARCH CORP.	48,554	51,298
5,033	NEOGENOMICS, INC.(b)	43,830	74,237
4,439	NEUMORA THERAPEUTICS, INC.(b)	49,237	58,639
449	NEUROGENE, INC.(b)	15,351	18,840
13,625	NEXUS A.G.(d)	1,094,699	841,750
3,602	NOVAVAX, INC.(b)	45,624	45,493
8,712	NOVOCURE LTD.(b)(d)	151,538	136,169
1,563	NURIX THERAPEUTICS, INC.(b)	32,633	35,121
1,564	NUVALENT, INC., CLASS A(b)	119,362	159,997
8,142	OCULAR THERAPEUTIX, INC.(b)	59,449	70,835
27,490	OCUPHIRE PHARMA, INC.(b)	52,525	36,012
5,286	OMNIAB, INC.(b)(f)	-	-
5,286	OMNIAB, INC. (EARNOUT SHARES)(b)(f)	-	-
153,255	OMNIAB, INC. (NASDAQ GLOBAL MARKET EXCHANGE)(b)	1,069,973	648,269
200	OMNICELL, INC.(b)	7,846	8,720
89,621	OPTIMIZERX CORP.(b)	1,878,011	691,874
104,948	OPTINOSE, INC.(b)	232,866	70,315
9,313	OPTION CARE HEALTH, INC.(b)	278,417	291,497
16,900	ORGANON & CO.	201,640	323,297
2,309	ORIC PHARMACEUTICALS, INC.(b)	16,341	23,667
23,751	ORTHOPEDIATRICS CORP.(b)	1,010,335	643,890
12,388	PACIRA BIOSCIENCES, INC.(b)	464,344	186,439
1,638	PACS GROUP, INC.(b)	49,289	65,471
7,912	PARAGON 28, INC.(b)	54,400	52,852
9,413	PATTERSON COS., INC.	207,619	205,580
3,800	PEDIATRIX MEDICAL GROUP, INC.(b)	29,322	44,042
39,818	PENNANT GROUP (THE), INC.(b)	485,836	1,421,503
3,117	PERFORMANT FINANCIAL CORP.(b)	9,091	11,658
68,450	PERRIGO CO. PLC(d)	2,565,228	1,795,443
2,871	PERSPECTIVE THERAPEUTICS, INC.(b)	28,643	38,328
62,055	PHIBRO ANIMAL HEALTH CORP., CLASS A	1,583,227	1,397,479

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
3,664	PHREESIA, INC.(b)	$78,268	83,503
21,660	PLIANT THERAPEUTICS, INC.(b)	298,418	242,809
1,189	PRAXIS PRECISION MEDICINES, INC.(b)	49,188	68,415
5,700	PREMIER, INC., CLASS A	114,034	114,000
2,500	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	110,887	180,250
10,886	PRIME MEDICINE, INC.(b)	41,753	42,129
10,033	PRIVIA HEALTH GROUP, INC.(b)	173,549	182,701
2,896	PROCEPT BIOROBOTICS CORP.(b)	140,562	232,028
13,671	PROGYNY, INC.(b)	227,285	229,126
2,557	PROTAGONIST THERAPEUTICS, INC.(b)	91,120	115,065
4,271	PTC THERAPEUTICS, INC.(b)	128,827	158,454
1,536	PULSE BIOSCIENCES, INC.(b)	17,201	26,941
300	QUIDELORTHO CORP.(b)	12,606	13,680
5,448	RADNET, INC.(b)	268,439	378,037
6,133	RECURSION PHARMACEUTICALS, INC., CLASS A(b)	43,896	40,416
3,400	REGENXBIO, INC.(b)	41,536	35,666
32,281	REVANCE THERAPEUTICS, INC.(b)	384,288	167,538
6,011	REVOLUTION MEDICINES, INC.(b)	202,744	272,599
4,858	RHYTHM PHARMACEUTICALS, INC.(b)	192,895	254,511
18,907	ROCKET PHARMACEUTICALS, INC.(b)	375,214	349,212
9,610	SAVARA, INC.(b)	40,223	40,746
11,667	SCHOLAR ROCK HOLDING CORP.(b)	273,833	93,453
11,771	SCHRODINGER, INC.(b)	230,696	218,352
94,835	SCPHARMACEUTICALS, INC.(b)	546,194	432,448
11,410	SELECT MEDICAL HOLDINGS CORP.	317,609	397,867
4,389	SERA PROGNOSTICS, INC., CLASS A(b)	26,010	34,234
2,078	SI-BONE, INC.(b)	29,045	29,050
2,691	SIGHT SCIENCES, INC.(b)	16,030	16,953
6,270	SIMULATIONS PLUS, INC.	195,848	200,765
1,523	SOLENO THERAPEUTICS, INC.(b)	62,151	76,896
6,384	SPRINGWORKS THERAPEUTICS, INC.(b)	212,986	204,543
814	SPYRE THERAPEUTICS, INC.(b)	19,145	23,940
2,100	STAAR SURGICAL CO.(b)	80,088	78,015
8,852	STEREOTAXIS, INC.(b)	16,160	18,058
1,845	STOKE THERAPEUTICS, INC.(b)	24,940	22,675
10,722	SUMMIT THERAPEUTICS, INC.(b)	41,258	234,812
34,872	SUPERNUS PHARMACEUTICALS, INC.(b)	1,174,520	1,087,309
10,200	SYNDAX PHARMACEUTICALS, INC.(b)	186,410	196,350
73,096	TACTILE SYSTEMS TECHNOLOGY, INC.(b)	1,018,923	1,067,933
15,460	TALKSPACE, INC.(b)	26,983	32,311
2,289	TANDEM DIABETES CARE, INC.(b)	99,690	97,076
19,436	TERNS PHARMACEUTICALS, INC.(b)	98,254	162,096
8,226	TG THERAPEUTICS, INC.(b)	142,124	192,406
2,248	TRANSMEDICS GROUP, INC.(b)	168,110	352,936
29,400	TRAVERE THERAPEUTICS, INC.(b)	478,902	411,306
7,863	TREACE MEDICAL CONCEPTS, INC.(b)	45,257	45,605
13,124	TRUBRIDGE, INC.(b)	485,650	156,963
839	TWIST BIOSCIENCE CORP.(b)	41,352	37,906
848	TYRA BIOSCIENCES, INC.(b)	16,807	19,936
618	U.S. PHYSICAL THERAPY, INC.	50,460	52,301
3,651	UFP TECHNOLOGIES, INC.(b)	637,835	1,156,272
37,333	UROGEN PHARMA LTD.(b)	638,601	474,129
11,380	UTAH MEDICAL PRODUCTS, INC.	1,302,706	761,436
260,310	VAREX IMAGING CORP.(b)	4,878,056	3,102,895
6,711	VAXCYTE, INC.(b)	480,445	766,866
2,185	VERA THERAPEUTICS, INC.(b)	82,033	96,577
6,030	VERICEL CORP.(b)	221,797	254,768
55,385	VERONA PHARMA PLC ADR(b)(c)(d)	878,735	1,593,426
194,157	VIEMED HEALTHCARE, INC.(b)	1,180,508	1,423,171
3,500	WAVE LIFE SCIENCES LTD.(b)	17,488	28,700
17,977	Y-MABS THERAPEUTICS, INC.(b)	368,916	236,398
4,455	ZYNEX, INC.(b)	33,172	36,353
		64,587,553	69,919,205	15.47%
Industrials:
2,550	AAON, INC.	92,593	274,992
3,903	AAR CORP.(b)	220,596	255,100
32,247	ABM INDUSTRIES, INC.	1,562,889	1,701,352

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
300	ACUITY BRANDS, INC.	$33,839	82,617
6,689	ACV AUCTIONS, INC., CLASS A(b)	122,782	135,987
40,733	ADENTRA, INC.(d)	974,417	1,277,302
1,914	AEROVIRONMENT, INC.(b)	293,516	383,757
69,954	AIR LEASE CORP.	2,486,900	3,168,217
110	ALAMO GROUP, INC.	14,319	19,814
3,000	ALASKA AIR GROUP, INC.(b)	105,343	135,630
700	ALBANY INTERNATIONAL CORP., CLASS A	55,495	62,195
16,406	ALLIED MOTION TECHNOLOGIES, INC.	527,489	311,550
8,546	ALTA EQUIPMENT GROUP, INC.	47,820	57,600
4,337	AMERESCO, INC., CLASS A(b)	87,244	164,546
53,850	AMERICAN WOODMARK CORP.(b)	4,220,456	5,032,283
64,650	API GROUP CORP.(b)	1,857,556	2,134,743
3,220	APOGEE ENTERPRISES, INC.	185,275	225,448
3,373	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	507,540	752,617
3,019	ARCBEST CORP.	236,955	327,411
1,800	ARCOSA, INC.	108,698	170,568
52,278	ARIS WATER SOLUTIONS, INC., CLASS A	600,954	881,930
7,140	ARMSTRONG WORLD INDUSTRIES, INC.	592,281	938,410
41,271	ASURE SOFTWARE, INC.(b)	344,993	373,503
520	ATKORE, INC.	49,192	44,065
4,779	ATMUS FILTRATION TECHNOLOGIES, INC.	133,984	179,356
700	AZZ, INC.	25,907	57,827
2,101	BEACON ROOFING SUPPLY, INC.(b)	188,938	181,589
48,380	BLINK CHARGING CO.(b)	84,428	83,214
18,223	BLOOM ENERGY CORP., CLASS A(b)	174,855	192,435
1,589	BLUE BIRD CORP.(b)	62,426	76,208
1,851	BOISE CASCADE CO.	151,560	260,954
24,771	BOWMAN CONSULTING GROUP LTD.(b)	347,519	596,486
2,600	BRADY CORP., CLASS A	111,195	199,238
79,920	BRIGHTVIEW HOLDINGS, INC.(b)	805,151	1,257,941
1,539	BRINK'S (THE) CO.	140,513	177,970
1,900	BWX TECHNOLOGIES, INC.	98,749	206,530
3,354	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	320,024	333,689
1,071	CBIZ, INC.(b)	74,491	72,068
2,538	CECO ENVIRONMENTAL CORP.(b)	69,026	71,572
4,644	CENTURI HOLDINGS, INC.(b)	69,317	75,001
1,323	CHART INDUSTRIES, INC.(b)	168,686	164,237
672	CLEAN HARBORS, INC.(b)	91,997	162,429
28,892	CONCENTRIX CORP.	1,774,420	1,480,715
19,344	CONSTRUCTION PARTNERS, INC., CLASS A(b)	603,710	1,350,211
4,900	CORECIVIC, INC.(b)	60,936	61,985
9,732	CRA INTERNATIONAL, INC.	1,008,431	1,706,214
1,639	CSG SYSTEMS INTERNATIONAL, INC.	64,966	79,737
938	CSW INDUSTRIALS, INC.	222,306	343,674
27,867	CUSTOM TRUCK ONE SOURCE, INC.(b)	106,918	96,141
1,437	DELUXE CORP.	27,697	28,007
1,146	DISTRIBUTION SOLUTIONS GROUP, INC.(b)	34,391	44,132
7,353	DLH HOLDINGS CORP.(b)	73,359	68,824
63,610	DOUGLAS DYNAMICS, INC.	1,506,307	1,754,364
1,200	DRIVEN BRANDS HOLDINGS, INC.(b)	15,875	17,124
343	DXP ENTERPRISES, INC.(b)	8,069	18,302
2,110	DYCOM INDUSTRIES, INC.(b)	274,343	415,881
5,754	ENERGY RECOVERY, INC.(b)	95,160	100,062
66,408	ENERPAC TOOL GROUP CORP.	1,440,174	2,781,831
1,845	ENERSYS	169,939	188,282
900	ENPRO, INC.	77,086	145,962
4,400	ENVIRI CORP.(b)	19,868	45,496
24,473	ESAB CORP.	1,008,865	2,601,725
1,901	ESCO TECHNOLOGIES, INC.	165,914	245,191
14,400	EXLSERVICE HOLDINGS, INC.(b)	429,744	549,360
2,772	EXPONENT, INC.	239,540	319,556
3,211	FEDERAL SIGNAL CORP.	216,110	300,100
4,848	FIRST ADVANTAGE CORP.(b)	77,369	96,233
42,495	FIVERR INTERNATIONAL LTD.(b)(d)	978,628	1,099,346
3,825	FLUENCE ENERGY, INC.(b)	57,359	86,866
6,969	FLUOR CORP.(b)	291,262	332,491

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
1,400	FORWARD AIR CORP.	$33,357	49,560
37,021	FRANKLIN COVEY CO.(b)	1,684,134	1,522,674
3,713	FRANKLIN ELECTRIC CO., INC.	360,846	389,197
14,190	FRONTIER GROUP HOLDINGS, INC.(b)	43,497	75,917
5,051	FTAI AVIATION LTD.	401,800	671,278
114,420	GATES INDUSTRIAL CORP. PLC(b)	1,462,537	2,008,071
5,800	GEO GROUP (THE), INC.(b)	71,432	74,530
2,317	GIBRALTAR INDUSTRIES, INC.(b)	116,301	162,028
18,960	GLOBAL INDUSTRIAL CO.	630,821	644,071
5,134	GMS, INC.(b)	324,460	464,986
24,770	GORMAN-RUPP (THE) CO.	748,672	964,792
1,940	GRACO, INC.	116,152	169,769
32,736	GRAHAM CORP.(b)	408,553	968,658
23,072	GRANITE CONSTRUCTION, INC.	1,034,532	1,829,148
1,800	GRIFFON CORP.	110,990	126,000
25,772	H&E EQUIPMENT SERVICES, INC.	1,145,638	1,254,581
2,300	HEALTHCARE SERVICES GROUP, INC.(b)	24,374	25,691
5,515	HEARTLAND EXPRESS, INC.	66,319	67,724
400	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	13,468	15,544
931	HELIOS TECHNOLOGIES, INC.	41,234	44,409
850	HERC HOLDINGS, INC.	114,797	135,516
6,209	HILLENBRAND, INC.	212,990	172,610
2,049	HNI CORP.	91,626	110,318
1,939	HOWMET AEROSPACE, INC.	63,129	194,385
3,946	HUB GROUP, INC., CLASS A	129,965	179,346
6,806	HUDSON TECHNOLOGIES, INC.(b)	51,356	56,762
2,095	HURON CONSULTING GROUP, INC.(b)	200,947	227,727
1,041	HYSTER-YALE, INC.	62,304	66,385
7,808	ICF INTERNATIONAL, INC.	700,160	1,302,296
1,571	IES HOLDINGS, INC.(b)	173,561	313,603
3,897	INNODATA, INC.(b)	25,589	65,353
1,649	INSPERITY, INC.	151,464	145,112
12,244	INTERFACE, INC.	86,036	232,269
4,400	INTUITIVE MACHINES, INC.(b)	14,547	35,420
226,901	JANUS INTERNATIONAL GROUP, INC.(b)	2,987,707	2,293,969
187,753	JELD-WEN HOLDING, INC.(b)	2,010,381	2,968,375
36,900	JETBLUE AIRWAYS CORP.(b)	171,987	242,064
18,116	JOBY AVIATION, INC.(b)	92,448	91,123
2,115	JOHN BEAN TECHNOLOGIES CORP.	185,725	208,349
556,893	JOHNSON SERVICE GROUP PLC(d)	1,026,521	1,159,990
2,979	KADANT, INC.	684,782	1,006,902
28,522	KARAT PACKAGING, INC.	539,290	738,435
1,900	KELLY SERVICES, INC., CLASS A	26,974	40,679
518,208	KNIGHTS GROUP HOLDINGS PLC(d)	618,063	879,879
44,102	KORN FERRY	2,248,536	3,318,234
3,414	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.(b)	68,336	79,546
25,824	LEGALZOOM.COM, INC.(b)	151,721	163,982
860	LEONARDO DRS, INC.(b)	22,503	24,269
20,275	LIMBACH HOLDINGS, INC.(b)	964,308	1,536,034
672	LINDSAY CORP.	76,212	83,758
28,942	LIQUIDITY SERVICES, INC.(b)	506,535	659,878
3,600	MARTEN TRANSPORT LTD.	63,364	63,720
89,596	MASTERBRAND, INC.(b)	782,237	1,661,110
1,500	MATSON, INC.	98,157	213,930
2,100	MATTHEWS INTERNATIONAL CORP., CLASS A	48,980	48,720
3,824	MAXIMUS, INC.	320,608	356,244
400	MERCURY SYSTEMS, INC.(b)	10,648	14,800
3,100	MILLERKNOLL, INC.	77,796	76,756
2,904	MONTROSE ENVIRONMENTAL GROUP, INC.(b)	83,713	76,375
3,001	MOOG, INC., CLASS A	363,057	606,262
245,141	MRC GLOBAL, INC.(b)	2,250,198	3,123,096
8,084	MSA SAFETY, INC.	1,496,263	1,433,617
5,857	MUELLER INDUSTRIES, INC.	345,373	434,004
16,610	MUELLER WATER PRODUCTS, INC., CLASS A	260,533	360,437
3,246	MYR GROUP, INC.(b)	320,402	331,839
2,048	NEXTRACKER, INC., CLASS A(b)	95,953	76,759
4,429	NUSCALE POWER CORP.(b)	25,568	51,288

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
57	NV5 GLOBAL, INC.(b)	$5,436	5,328
4,325	OPENLANE, INC.(b)	55,792	73,006
9,314	PITNEY BOWES, INC.	32,924	66,409
30,612	PLANET LABS PBC(b)	51,892	68,265
63,610	PLUG POWER, INC.(b)	123,726	143,759
582	POWELL INDUSTRIES, INC.	83,465	129,198
5,207	PRIMORIS SERVICES CORP.	212,789	302,423
400	QUANEX BUILDING PRODUCTS CORP.	7,672	11,100
118,438	RADIANT LOGISTICS, INC.(b)	762,896	761,556
4,645	REDWIRE CORP.(b)	25,901	31,911
136,844	RESIDEO TECHNOLOGIES, INC.(b)	2,361,447	2,756,038
9,226	REV GROUP, INC.	95,681	258,882
100	ROBERT HALF INTERNATIONAL, INC.	6,370	6,741
52,028	ROCKET LAB U.S.A., INC.(b)	200,068	506,232
42,545	RUSH ENTERPRISES, INC., CLASS A	966,802	2,247,652
7,655	RXO, INC.(b)	175,264	214,340
7,381	SHOALS TECHNOLOGIES GROUP, INC., CLASS A(b)	42,903	41,407
148,279	SHYFT GROUP (THE), INC.	1,730,723	1,860,901
905	SIMPSON MANUFACTURING CO., INC.	157,378	173,099
1,235	SITEONE LANDSCAPE SUPPLY, INC.(b)	168,997	186,374
100	SKYWEST, INC.(b)	7,182	8,502
4,206	SPX TECHNOLOGIES, INC.(b)	441,387	670,689
6,857	STANDEX INTERNATIONAL CORP.	1,015,981	1,253,322
343,256	STEELCASE, INC., CLASS A	4,232,185	4,630,523
10,771	STERLING INFRASTRUCTURE, INC.(b)	439,492	1,562,010
19,353	SUNRUN, INC.(b)	237,563	349,515
35,292	TECNOGLASS, INC.	1,375,412	2,423,149
1,294	TENNANT CO.	115,209	124,276
4,608	TEREX CORP.	139,196	243,809
13,076	TPI COMPOSITES, INC.(b)	38,122	59,496
834	TRANSCAT, INC.(b)	92,704	100,722
1,590	TRINET GROUP, INC.	159,041	154,182
6,282	TRINITY INDUSTRIES, INC.	159,733	218,865
112,956	TRUEBLUE, INC.(b)	1,774,269	891,223
2,380	UFP INDUSTRIES, INC.	276,908	312,280
12,016	UPWORK, INC.(b)	112,415	125,567
12,238	VERRA MOBILITY CORP.(b)	318,648	340,339
5,900	VESTIS CORP.	69,831	87,910
2,612	VICOR CORP.(b)	84,595	109,965
7,637	VIRGIN GALACTIC HOLDINGS, INC.(b)	43,116	46,586
13,184	VSE CORP.	1,059,485	1,090,712
979	WATTS WATER TECHNOLOGIES, INC., CLASS A	182,609	202,839
3,554	WERNER ENTERPRISES, INC.	129,107	137,149
961	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	77,921	174,681
20,613	WILLDAN GROUP, INC.(b)	828,503	844,102
2,496	WNS HOLDINGS LTD.(b)(d)	135,751	131,564
21,102	WOODWARD, INC.	2,202,145	3,619,204
4,013	XOMETRY, INC., CLASS A(b)	46,415	73,719
10,245	ZURN ELKAY WATER SOLUTIONS CORP.	305,801	368,205
		82,807,973	109,008,072	24.12%
Information Technology:
15,098	A10 NETWORKS, INC.	186,481	218,015
7,112	ACI WORLDWIDE, INC.(b)	237,484	362,001
14,371	ADEIA, INC.	154,723	171,159
3,292	ADVANCED ENERGY INDUSTRIES, INC.	292,277	346,450
39,350	AEHR TEST SYSTEMS(b)	500,664	505,647
2,861	AGILYSYS, INC.(b)	202,569	311,763
700	ALARM.COM HOLDINGS, INC.(b)	34,067	38,269
5,575	ALKAMI TECHNOLOGY, INC.(b)	134,446	175,836
300	ALPHA & OMEGA SEMICONDUCTOR LTD.(b)	10,821	11,136
3,455	ALTAIR ENGINEERING, INC., CLASS A(b)	282,813	329,987
4,090	AMBARELLA, INC.(b)	172,255	230,696
3,569	APPIAN CORP., CLASS A(b)	102,152	121,846
4,291	APPLIED DIGITAL CORP.(b)	16,976	35,401
1,903	APPLOVIN CORP., CLASS A(b)	87,192	248,437
185,086	ARLO TECHNOLOGIES, INC.(b)	1,282,080	2,241,391
16,940	ARROW ELECTRONICS, INC.(b)	1,752,648	2,250,140

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
10,664	ASANA, INC., CLASS A(b)	$131,492	123,596
872	AUDIOEYE, INC.(b)	15,365	19,925
31,405	AURORA INNOVATION, INC.(b)	96,500	185,918
15,352	AVEPOINT, INC.(b)	122,744	180,693
46,356	AVNET, INC.	1,775,641	2,517,594
3,922	AXCELIS TECHNOLOGIES, INC.(b)	413,740	411,222
2,702	BADGER METER, INC.	341,163	590,144
334	BEL FUSE, INC., CLASS B	19,352	26,222
7,167	BELDEN, INC.	536,328	839,471
96,527	BIGCOMMERCE HOLDINGS, INC., CLASS 1(b)	837,250	564,683
25,895	BIT DIGITAL, INC.(b)	52,831	90,891
2,795	BLACKBAUD, INC.(b)	205,413	236,681
4,328	BLACKLINE, INC.(b)	225,910	238,646
20,212	BLEND LABS, INC., CLASS A(b)	47,806	75,795
7,131	BOX, INC., CLASS A(b)	199,298	233,398
8,800	BRAZE, INC., CLASS A(b)	329,153	284,592
1,924	C3.AI, INC., CLASS A(b)	45,998	46,619
5,420	CALIX, INC.(b)	188,680	210,242
21,463	CEVA, INC.(b)	974,662	518,331
12,894	CLEANSPARK, INC.(b)	115,986	120,430
12,976	CLEAR SECURE, INC., CLASS A	236,475	430,025
13,117	CLEARWATER ANALYTICS HOLDINGS, INC., CLASS A(b)	244,465	331,204
12,859	CLIMB GLOBAL SOLUTIONS, INC.	616,077	1,279,985
41,496	CODA OCTOPUS GROUP, INC.(b)	338,237	300,846
2,068	COMMVAULT SYSTEMS, INC.(b)	215,696	318,162
36,665	COMPOSECURE, INC., CLASS A(e)	291,750	514,043
15,671	CONSENSUS CLOUD SOLUTIONS, INC.(b)	585,882	369,052
7,169	CORE SCIENTIFIC, INC.(b)	60,691	85,024
23,424	CORSAIR GAMING, INC.(b)	156,834	163,031
51,543	COUCHBASE, INC.(b)	920,960	830,873
5,008	CREDO TECHNOLOGY GROUP HOLDING LTD.(b)	128,893	154,246
21,572	CTS CORP.	1,019,671	1,043,653
26,595	DIGI INTERNATIONAL, INC.(b)	588,697	732,160
69,080	DIGITAL TURBINE, INC.(b)	1,274,242	212,076
9,189	DIGITALOCEAN HOLDINGS, INC.(b)	290,165	371,144
1,089	DIODES, INC.(b)	73,392	69,794
6,400	DOUBLEVERIFY HOLDINGS, INC.(b)	120,933	107,776
6,400	DXC TECHNOLOGY CO.(b)	125,146	132,800
1,335	ELASTIC N.V.(b)	83,853	102,475
4,102	ENFUSION, INC., CLASS A(b)	34,975	38,928
1,136	ENTEGRIS, INC.	102,425	127,834
5,806	ENVESTNET, INC.(b)	288,102	363,572
2,336	EPLUS, INC.(b)	180,814	229,722
7,729	EVERCOMMERCE, INC.(b)	70,460	80,072
3,050	EVERSPIN TECHNOLOGIES, INC.(b)	15,301	17,995
7,417	EXTREME NETWORKS, INC.(b)	83,921	111,478
2,880	FABRINET(b)(d)	572,897	680,947
3,943	FASTLY, INC., CLASS A(b)	24,471	29,849
1,161	FORMFACTOR, INC.(b)	51,779	53,406
15,882	FRESHWORKS, INC., CLASS A(b)	177,169	182,325
84,678	GRID DYNAMICS HOLDINGS, INC.(b)	1,057,783	1,185,492
100,205	HARMONIC, INC.(b)	1,263,806	1,459,987
3,819	ICHOR HOLDINGS LTD.(b)	100,545	121,482
1,637	IMPINJ, INC.(b)	202,314	354,443
38,679	INFINERA CORP.(b)	192,694	261,083
3,524	INSIGHT ENTERPRISES, INC.(b)	477,609	759,034
3,670	INTERDIGITAL, INC.	278,253	519,782
11,360	IONQ, INC.(b)	82,088	99,286
5,099	ITRON, INC.(b)	331,977	544,624
52,564	ITURAN LOCATION AND CONTROL LTD.(d)	1,401,005	1,395,049
6,949	KULICKE & SOFFA INDUSTRIES, INC.(d)	281,250	313,608
10,561	LIGHTWAVE LOGIC, INC.(b)	29,312	29,148
2,600	LIVERAMP HOLDINGS, INC.(b)	48,085	64,428
230,626	LUNA INNOVATIONS, INC.(b)	1,298,038	541,971
14,015	MARA HOLDINGS, INC.(b)	232,167	227,323
2,586	MERIDIANLINK, INC.(b)	47,316	53,194
11,900	MKS INSTRUMENTS, INC.	1,009,428	1,293,649

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
9,203	N-ABLE, INC.(b)	$120,392	120,191
22,650	NAPCO SECURITY TECHNOLOGIES, INC.	560,844	916,419
18,221	NCR VOYIX CORP.(b)	221,115	247,259
3,000	NETSCOUT SYSTEMS, INC.(b)	58,040	65,250
1,830	NOVANTA, INC.(b)	309,015	327,424
1,712	OKTA, INC.(b)	91,722	127,270
3,643	OLO, INC., CLASS A(b)	16,562	18,069
1,700	ONESPAN, INC.(b)	15,193	28,339
900	ONTO INNOVATION, INC.(b)	64,835	186,804
1,886	OOMA, INC.(b)	16,177	21,482
2,311	OSI SYSTEMS, INC.(b)	266,361	350,879
7,178	PAGERDUTY, INC.(b)	133,951	133,152
16,372	PAR TECHNOLOGY CORP.(b)	744,285	852,654
1,000	PDF SOLUTIONS, INC.(b)	24,850	31,680
5,448	PERFICIENT, INC.(b)	357,449	411,215
5,618	PHOTRONICS, INC.(b)	104,889	139,102
1,989	PLEXUS CORP.(b)	183,022	271,916
6,453	POWER INTEGRATIONS, INC.	388,638	413,766
2,763	POWERSCHOOL HOLDINGS, INC., CLASS A(b)	61,938	63,024
15,338	PROGRESS SOFTWARE CORP.	708,256	1,033,321
5,853	PROS HOLDINGS, INC.(b)	111,300	108,398
4,343	Q2 HOLDINGS, INC.(b)	221,520	346,441
1,391	QUALYS, INC.(b)	186,464	178,688
52,543	RADWARE LTD.(b)(d)	1,773,335	1,170,658
3,477	RAMBUS, INC.(b)	128,513	146,799
5,616	RAPID7, INC.(b)	185,473	224,022
55,332	RED VIOLET, INC.(b)	1,162,657	1,574,195
129,637	REPOSITRAK, INC.	728,803	2,394,395
11,604	RIMINI STREET, INC.(b)	20,253	21,467
4,903	SANMINA CORP.(b)	271,784	335,610
3,696	SAPIENS INTERNATIONAL CORP. N.V.(d)	115,302	137,750
27,627	SCANSOURCE, INC.(b)	914,310	1,326,925
8,430	SEMRUSH HOLDINGS, INC., CLASS A(b)	98,594	132,435
7,015	SEMTECH CORP.(b)	211,447	320,305
518	SILICON LABORATORIES, INC.(b)	59,434	59,865
10,760	SITIME CORP.(b)	922,026	1,845,448
2,200	SMART GLOBAL HOLDINGS, INC.(b)	45,292	46,090
6,223	SOLARWINDS CORP.	52,445	81,210
17,686	SOUNDHOUND AI, INC., CLASS A(b)	69,953	82,417
53,153	SOUNDTHINKING, INC.(b)	1,117,594	616,043
5,100	SPRINKLR, INC., CLASS A(b)	46,032	39,423
7,182	SPROUT SOCIAL, INC., CLASS A(b)	211,428	208,781
3,303	SPS COMMERCE, INC.(b)	537,389	641,344
3,477	SQUARESPACE, INC., CLASS A(b)	151,724	161,437
4,202	TENABLE HOLDINGS, INC.(b)	173,905	170,265
4,687	TTM TECHNOLOGIES, INC.(b)	84,816	85,538
6,207	ULTRA CLEAN HOLDINGS, INC.(b)	222,015	247,846
80,923	UPLAND SOFTWARE, INC.(b)	524,649	201,498
6,015	VARONIS SYSTEMS, INC.(b)	294,128	339,848
41,521	VEECO INSTRUMENTS, INC.(b)	1,045,702	1,375,591
2,611	VERTEX, INC., CLASS A(b)	94,145	100,550
2,600	VIASAT, INC.(b)	48,482	31,044
9,600	VIAVI SOLUTIONS, INC.(b)	73,274	86,592
165,357	WEAVE COMMUNICATIONS, INC.(b)	1,168,244	2,116,570
973	WIX.COM LTD.(b)(d)	74,885	162,656
2,623	WORKIVA, INC.(b)	194,895	207,532
13,938	ZETA GLOBAL HOLDINGS CORP., CLASS A(b)	156,459	415,771
2,230	ZUORA, INC., CLASS A(b)	20,086	19,223
		47,399,294	57,321,233	12.68%
Materials:
500	ADVANSIX, INC.	11,615	15,190
1,000	ALPHA METALLURGICAL RESOURCES, INC.	263,150	236,180
4,853	ARDAGH METAL PACKAGING S.A.	16,605	18,296
75,754	ASPEN AEROGELS, INC.(b)	549,641	2,097,628
8,307	ATI, INC.(b)	306,445	555,821
1,743	BALCHEM CORP.	267,559	306,768
3,404	CABOT CORP.	319,732	380,465

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
4,073	CARPENTER TECHNOLOGY CORP.	$307,544	649,969
5,353	CENTURY ALUMINUM CO.(b)	67,854	86,879
800	CLEARWATER PAPER CORP.(b)	24,920	22,832
3,000	COMPASS MINERALS INTERNATIONAL, INC.	30,920	36,060
6,680	CONSTELLIUM S.E.(b)(d)	106,651	108,617
54,212	DAKOTA GOLD CORP.(b)	102,996	127,940
7,391	H.B. FULLER CO.	394,337	586,698
2,137	HAWKINS, INC.	161,017	272,403
18,930	HECLA MINING CO.	86,440	126,263
21,596	HUNTSMAN CORP.	467,287	522,623
13,130	INGEVITY CORP.(b)	661,901	512,070
1,387	INNOSPEC, INC.	121,931	156,856
2,400	KAISER ALUMINUM CORP.	144,376	174,048
4,382	KNIFE RIVER CORP.(b)	315,120	391,707
37,051	KOPPERS HOLDINGS, INC.	1,075,680	1,353,473
1,484	MATERION CORP.	142,151	166,000
4,740	MATIV HOLDINGS, INC.	84,353	80,533
13,500	MERCER INTERNATIONAL, INC.(d)	88,497	91,395
1,500	METALLUS, INC.(b)	22,828	22,245
1,700	MINERALS TECHNOLOGIES, INC.	86,510	131,291
6,080	MYERS INDUSTRIES, INC.	84,730	84,026
1,785	NOVAGOLD RESOURCES, INC.(b)(d)	4,947	7,318
64,020	OLIN CORP.	1,750,635	3,071,680
153,399	ORION S.A.	2,094,702	2,732,036
10,008	PACTIV EVERGREEN, INC.	97,733	115,192
9,556	PIEDMONT LITHIUM, INC.(b)	71,149	85,335
1,593	QUAKER CHEMICAL CORP.	244,950	268,405
4,644	SENSIENT TECHNOLOGIES CORP.	325,901	372,542
7,158	SMITH-MIDLAND CORP.(b)	164,862	239,006
7,900	SUNCOKE ENERGY, INC.	48,142	68,572
4,790	SYLVAMO CORP.	257,787	411,221
104,937	TRIMAS CORP.	2,896,446	2,679,042
1,900	WARRIOR MET COAL, INC.	55,153	121,410
		14,325,197	19,486,035	4.31%
Real Estate:
3,900	ACADIA REALTY TRUST	49,021	91,572
9,038	ALEXANDER & BALDWIN, INC.	149,003	173,529
1,100	AMERICAN ASSETS TRUST, INC.	22,146	29,392
5,000	ARMADA HOFFLER PROPERTIES, INC.	49,599	54,150
7,800	BRANDYWINE REALTY TRUST	35,924	42,432
5,346	CARETRUST REIT, INC.	88,977	164,977
3,308	CBL & ASSOCIATES PROPERTIES, INC.	74,383	83,362
3,100	CENTERSPACE	165,666	218,457
7,000	COMMUNITY HEALTHCARE TRUST, INC.	127,860	127,050
26,017	COMPASS, INC., CLASS A(b)	85,471	158,964
23,200	CUSHMAN & WAKEFIELD PLC(b)	195,001	316,216
146,871	DIAMONDROCK HOSPITALITY CO.	1,150,240	1,282,184
6,600	DOUGLAS EMMETT, INC.	88,346	115,962
11,600	ELME COMMUNITIES	155,387	204,044
13,929	ESSENTIAL PROPERTIES REALTY TRUST, INC.	301,404	475,675
10,300	FOUR CORNERS PROPERTY TRUST, INC.	233,984	301,893
1,500	GLOBAL NET LEASE, INC.	10,738	12,630
5,200	HIGHWOODS PROPERTIES, INC.	93,891	174,252
2,034	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	149,570	273,776
1,100	KENNEDY-WILSON HOLDINGS, INC.	10,857	12,155
4,778	KIMCO REALTY CORP.	58,970	110,945
15,600	LXP INDUSTRIAL TRUST	128,222	156,780
800	MACERICH (THE) CO.	11,912	14,592
31,495	MARCUS & MILLICHAP, INC.	1,028,698	1,248,147
130	NATIONAL HEALTH INVESTORS, INC.	7,995	10,928
3,587	NETSTREIT CORP.	55,729	59,293
598	NEXPOINT RESIDENTIAL TRUST, INC.	18,291	26,318
11,681	OPENDOOR TECHNOLOGIES, INC.(b)	20,622	23,362
900	OUTFRONT MEDIA, INC.	10,879	16,542
9,825	REAL BROKERAGE (THE), INC.(b)	39,944	54,529
555	REGENCY CENTERS CORP.	24,356	40,088
14,549	RETAIL OPPORTUNITY INVESTMENTS CORP.	173,846	228,856

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
2,108	RYMAN HOSPITALITY PROPERTIES, INC.	$228,686	226,062
8,600	SAFEHOLD, INC.	149,582	225,578
1,067	SAUL CENTERS, INC.	40,289	44,771
1,700	SITE CENTERS CORP.	72,391	102,850
789	SL GREEN REALTY CORP.	35,235	54,922
5,310	ST. JOE (THE) CO.	249,433	309,626
5,210	STRAWBERRY FIELDS REIT, INC.	54,538	66,115
1,200	SUNSTONE HOTEL INVESTORS, INC.	11,747	12,384
8,216	TANGER, INC.	151,910	272,607
2,453	UNIVERSAL HEALTH REALTY INCOME TRUST	91,036	112,225
4,600	URBAN EDGE PROPERTIES	60,500	98,394
2,500	WHITESTONE REIT	21,842	33,825
1,100	XENIA HOTELS & RESORTS, INC.	14,211	16,247
		5,998,332	7,878,658	1.74%
Utilities:
7,500	AVISTA CORP.	243,389	290,625
3,150	BROOKFIELD INFRASTRUCTURE CORP., CLASS A(d)	95,999	136,805
13,042	CADIZ, INC.(b)	33,848	39,517
600	CALIFORNIA WATER SERVICE GROUP	28,278	32,532
2,544	CHESAPEAKE UTILITIES CORP.	230,336	315,888
1,600	CLEARWAY ENERGY, INC., CLASS A	38,013	45,552
2,100	CLEARWAY ENERGY, INC., CLASS C	54,574	64,428
2,800	MIDDLESEX WATER CO.	144,219	182,672
3,565	MONTAUK RENEWABLES, INC.(b)	15,481	18,574
1,110	ORMAT TECHNOLOGIES, INC.	73,115	85,403
3,507	OTTER TAIL CORP.	280,717	274,107
14,971	SUNNOVA ENERGY INTERNATIONAL, INC.(b)	63,108	145,818
700	UNITIL CORP.	35,042	42,406
		1,336,119	1,674,327	0.37%
	Sub-total Common Stocks:	367,655,044	441,231,544	97.63%
Escrows:
Communication Services:
39,067	GCI LIBERTY, INC., CLASS A(b)(f)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Short-Term Investments:
1,396,054	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(g)	1,396,054	1,396,054
12,034,144	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.82%(h)	12,034,144	12,034,144
	Sub-total Short-Term Investments:	13,430,198	13,430,198	2.97%
	Grand total	$381,085,242	454,661,742	100.60%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.
(c)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.43% of net assets as of September 30, 2024.
(d)
Foreign security values are stated in U.S. dollars. As of September 30, 2024, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 5.42% of net assets.

(e)	Security is either wholly or partially on loan.
(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Investment relates to cash collateral received from portfolio securities loaned.
(h)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2023, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $8,950,782
with net purchases of $3,083,362 during the nine months ended September 30, 2024.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2024 (unaudited)
Fair value is an estimate of the price the Clearwater Select Equity Fund ("Select Equity Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Select Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Select Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Select Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2024.
	Level 1	Level 2	Level 3	Total
Common Stocks	$441,231,544	$—	$—*	$441,231,544
Escrows	—	—	—*	—
Short-Term Investments	13,430,198	—	—	13,430,198
Total	$454,661,742	$—	$—	$454,661,742

* Security has been deemed worthless and is a Level 3 investment.
For the Select Equity Fund, the investment value is comprised of equity securities, escrows and short-term investments (money market funds). See the Select Equity Fund’s Schedule of Investments for industry classification. Investments in equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at September 30, 2024.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
105,231	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$962,267	1,128,076
54,667	BLACKROCK MUNICIPAL INCOME FUND INC			605,200	687,711
14,351	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			190,946	172,786
28,000	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND INC			305,214	322,560
88,691	BLACKROCK MUNIHOLDINGS FUND INC			1,350,596	1,121,941
27,182	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			368,005	329,718
86,554	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,071,667	925,262
38,864	BLACKROCK MUNIVEST FUND II INC			419,430	442,661
25,000	BLACKROCK MUNIYIELD FUND INC			262,948	285,750
128,111	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,643,186	1,538,613
48,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			681,140	608,750
68,232	BLACKROCK MUNIYIELD QUALITY FUND II INC			811,801	738,270
96,091	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,260,393	1,153,092
71,728	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			478,778	446,866
186,271	DWS MUNICIPAL INCOME TRUST			2,083,115	1,857,122
167,452	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,842,369	1,558,978
176,905	INVESCO MUNICIPAL OPPORTUNITY TRUST			2,099,304	1,816,814
147,637	INVESCO MUNICIPAL TRUST			1,708,634	1,514,756
68,687	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			873,571	776,850
190,374	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,315,442	1,987,505
95,073	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			1,138,899	1,003,971
81,582	INVESCO VALUE MUNICIPAL INCOME TRUST			1,232,582	1,050,776
117,942	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			1,516,557	1,579,243
212,362	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			2,802,706	2,541,973
92,222	NUVEEN MUNICIPAL CREDIT INCOME FUND			1,083,343	1,208,108
71,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,101,444	938,854
91,466	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,282,369	1,154,301
209,657	NUVEEN QUALITY MUNICIPAL INCOME FUND			2,955,075	2,595,554
	Sub-total Closed-End Funds:			34,446,981	31,486,861	4.11%
Municipal Bonds:
Alabama
1,000,000	ALABAMA ST	11/1/2034	3.00	921,581	943,377
2,000,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2054	4.70	2,000,000	2,037,121
1,500,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2054	4.80	1,500,000	1,538,367
1,495,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE(b)	5/1/2055	5.00	1,588,063	1,627,136
1,000,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE(c)	5/1/2055	5.25	1,056,259	1,101,808
400,000	MOBILE CNTY AL LTD OBLG(d)	11/1/2045	4.00	400,000	383,590
500,000	TUSCALOOSA CNTY AL INDL DEV AUTH GULF OPPORTUNITY ZONE(d)	5/1/2044	5.25	459,797	512,667
				7,925,700	8,144,066	1.06%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(e)	12/1/2010	5.40	350,000	9,170
				350,000	9,170	0.00%
Arizona
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(d)(e)(f)	7/1/2030	6.75	1,239,818	50,000
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(d)(e)(f)	12/31/2040	7.75	1,237,783	50,000
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(d)(e)(f)	7/1/2051	6.00	400,000	16,000
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE(g)	1/1/2042	5.00	1,026,801	1,040,814
100,000	ARIZONA ST INDL DEV AUTH REVENUE(d)(h)(i)	10/1/2028	4.70	100,000	91,682
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	552,725	483,795
500,000	NAVAJO NATION AZ(d)	12/1/2030	5.50	505,223	508,784
2,000,000	PHOENIX AZ CIVIC IMPT CORP WTR SYS REVENUE	7/1/2039	5.00	2,048,086	2,060,803
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(d)	7/1/2036	5.13	989,084	1,013,789
650,000	PIMA CNTY AZ INDL DEV AUTH SENIOR LIVING REVENUE(d)	11/15/2035	6.25	650,000	712,121

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Arizona (Cont'd):
750,000	SIERRA VISTA AZ INDL DEV AUTH AUTH ED FAC REV(d)	6/15/2044	6.00	$750,000	764,213
500,000	TEMPE AZ	1/1/2029	5.00	500,000	500,630
500,000	TEMPE AZ INDL DEV AUTH REVENUE(d)	10/1/2037	6.00	501,201	366,130
				10,500,721	7,658,761	1.00%
Arkansas
1,000,000	ARKANSAS ST DEV FIN AUTH INDL DEV REVENUE(d)	9/1/2049	4.50	893,237	992,676
1,000,000	BENTONVILLE AR SALES & USE TAX	11/1/2046	4.13	993,498	1,003,180
				1,886,735	1,995,856	0.26%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST	8/1/2039	6.55	2,349,057	2,736,167
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(j)	8/1/2046	0.00	879,236	1,192,862
1,000,000	CALIFORNIA CMNTY CHOICE FING AUTH CLEAN ENERGY PROJ REVENUE(k)	1/1/2055	5.00	1,065,424	1,097,819
650,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(d)	5/15/2029	3.13	650,000	641,645
930,000	CALIFORNIA SCH FIN AUTH SCH FAC REVENUE(d)	7/1/2033	5.00	968,061	985,139
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK REVENUE	8/1/2029	3.25	500,000	507,642
500,000	CALIFORNIA ST MUNI FIN AUTH MOBILE HOME PARK REVENUE	8/15/2053	5.25	518,198	532,154
500,000	CALIFORNIA ST POLL CONTROL FIN AUTH SOL WST DISP REVENUE(d)(h)(i)	11/1/2042	4.10	500,000	499,974
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,484,312	1,600,850
250,000	CALIFORNIA ST STWD CMNTYS DEV AUTH STWD REVENUE	9/2/2033	4.75	248,203	256,097
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	994,666	1,187,368
1,000,000	CENTRL CA UNIF SCH DIST	8/1/2043	5.00	1,026,205	1,029,659
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	998,942	1,060,941
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,101,893	1,240,176
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	745,263	751,925
1,000,000	ENCINITAS CA UNION SCH DIST	8/1/2035	6.75	998,206	1,299,371
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,152,467	1,416,584
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	997,169	1,161,050
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,004,316	1,033,888
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,996,950	2,530,532
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	994,872	1,072,592
750,000	RIVER ISLANDS CA PUBLIC FING AUTH SPL TAX	9/1/2052	5.25	805,034	823,163
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, 3M CME Term SOFR + 0.57%)(h)	6/1/2039	4.11	350,000	323,079
950,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE(l)	10/15/2042	5.30	953,334	957,178
1,000,000	SAN DIEGO CNTY CA REGL ARPT AUTH AIRPORT REVENUE	7/1/2038	5.25	1,024,588	1,133,384
1,000,000	SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2033	5.00	1,023,806	1,128,586
1,000,000	SAN FRANCISCO CALIF CITY &CNTY ARPTS COMMN INTL ARPT REV	5/1/2041	5.00	1,011,767	1,014,777
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,000,000	1,001,031
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	501,091
1,000,000	STHRN CA PUBLIC PWR AUTH REVENUE(m)	4/1/2055	5.00	1,052,142	1,082,503
1,910,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	1,908,986	1,994,161
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(j)	8/1/2041	0.00	908,391	1,059,663
				31,711,488	34,853,051	4.55%
Colorado
1,400,000	COLLIERS HILL MET DIST #2 CO(n)	12/15/2047	5.75	1,400,000	1,403,869

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
1,040,000	COLORADO EDUCTNL & CULTURAL AUTH REVENUE(d)	7/1/2043	6.00	$1,040,000	1,069,775
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	996,240	1,001,958
600,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2030	3.50	600,000	574,021
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	992,042	766,016
735,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2049	5.00	771,630	523,433
1,670,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2058	5.00	1,715,767	1,125,823
1,420,000	COLORADO ST HSG & FIN AUTH	11/1/2052	6.00	1,491,982	1,534,257
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,105,475
870,000	DENVER CO CONVENTION CENTER HOTEL AUTH REVENUE	12/1/2030	5.00	887,147	894,271
965,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	965,000	966,077
1,000,000	E-470 CO PUBLIC HIGHWAY AUTH (Floating, U.S. SOFR + 0.75%)(h)	9/1/2039	4.13	1,000,000	1,000,438
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	1,012,797
1,000,000	LEDGE ROCK CENTER RSDL MET DIST #1 CO	12/1/2054	6.38	1,000,000	1,032,741
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/2026)(j)	12/1/2051	0.00	1,840,625	1,564,922
184,432	MOUNT CARBON CO MET DIST REVENUE(e)	6/1/2043	8.00	-	184,612
1,344,536	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,297,766	1,031,825
1,000,000	RUDOLPH FARMS MET DIST #6 CO REVENUE SUPPORTED	6/1/2052	6.50	1,000,000	1,016,678
1,000,000	ST VRAIN LAKES MET DIST #4 (Step to 6.75% on 12/1/2030)(d)(j)	9/20/2054	0.00	662,983	725,841
1,000,000	VERVE MET DIST #1 CO (Step to 7.00% on 12/1/2029)(j)	12/1/2054	0.00	695,774	697,493
1,000,000	WINDLER PUB IMPT AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2041	4.00	1,000,000	857,278
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,053,411	1,044,946
				22,910,367	21,134,546	2.76%
Connecticut
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,000,000	1,912,229
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	582,400	134,184
650,000	STAMFORD CT HSG AUTH(d)	12/1/2027	11.00	650,000	767,055
1,000,000	STEEL POINT INFRASTRUCTURE IMPT DIST CT SPL OBLIG REVENUE(d)	4/1/2052	6.00	987,960	1,083,158
				4,220,360	3,896,626	0.51%
Delaware
1,500,000	DELAWARE ST HSG AUTH REVENUE	7/1/2054	4.75	1,500,000	1,533,805
1,000,000	DELAWARE ST HSG AUTH REVENUE	1/1/2055	5.75	1,082,954	1,106,109
				2,582,954	2,639,914	0.34%
District of Columbia
1,470,000	DIST OF COLUMBIA HSG FIN AGY MF HSG MTGE REVENUE	6/15/2031	4.45	1,470,000	1,477,312
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,001,036
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	2,651,096
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	986,922
2,000,000	MET WASHINGTON DC ARPTS AUTH ARPT SYS REVENUE	10/1/2035	5.00	2,169,405	2,226,198
				9,139,405	8,342,564	1.09%
Florida
550,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(d)	5/1/2052	4.00	572,269	471,812
385,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	385,000	387,483

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
250,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(d)	5/1/2033	4.50	$249,104	254,574
1,000,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(d)	5/1/2053	5.50	998,475	1,031,180
1,000,000	BEACH CMNTY DEV DIST FL CAPITAL IMPT REVENUE	5/1/2044	5.25	1,062,451	1,087,269
495,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2035	6.25	495,000	514,546
170,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2045	6.25	170,000	175,312
1,500,000	BROWARD CNTY FL ARPT SYS REVENUE	10/1/2038	5.00	1,561,755	1,587,742
1,250,000	BROWARD CNTY FL ARPT SYS REVENUE	10/1/2045	5.00	1,255,281	1,258,215
525,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(d)	7/1/2051	4.00	552,919	438,405
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	508,236	428,298
1,415,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(d)	6/1/2056	5.00	1,502,415	1,325,163
445,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(d)	7/1/2056	4.00	465,905	362,923
750,000	CAPITAL TRUST AGY FL REVENUE(e)	4/1/2035	7.00	750,000	435,000
1,750,000	CAPITAL TRUST AGY FL REVENUE(d)(e)(f)	12/1/2035	6.75	1,745,953	472,500
750,000	CAPITAL TRUST AGY FL REVENUE(d)(e)(f)	7/1/2037	6.75	750,000	75,000
500,000	CFM FL CDD REVENUE	5/1/2051	4.00	513,393	431,213
1,100,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE(d)	5/1/2053	4.30	1,085,694	952,818
1,000,000	COLLIER CNTY FL EDUCTNL FACS AUTH REVENUE	6/1/2038	5.25	1,017,349	1,031,563
559,270	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(d)(e)(f)	5/15/2026	7.25	559,270	15,100
1,304,964	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(d)(e)(f)	12/31/2040	8.13	1,414,997	35,234
1,000,000	DARBY CDD FL SPL ASSMNT REVENUE	5/1/2035	5.88	995,000	1,039,980
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,017,388	859,909
1,105,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2055	5.50	1,095,177	1,113,684
1,000,000	ELEVATION POINTE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2032	4.40	1,000,000	1,006,428
500,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE	5/1/2043	5.60	500,000	530,487
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(d)	5/1/2052	4.00	832,304	710,043
2,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(d)(o)	4/23/2058	6.25	1,986,978	2,018,978
1,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(d)	11/15/2030	5.00	1,000,000	951,955
950,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	3.25	950,000	816,934
980,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2048	4.55	980,000	992,381
2,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	4.60	2,000,000	2,028,412
2,250,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	4.70	2,250,000	2,284,472
2,265,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2052	2.30	2,265,000	1,517,815
1,475,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2052	4.55	1,475,000	1,479,084
1,000,000	FORT LAUDERDAL FL SPL ASSMNT(d)	7/1/2048	4.00	1,035,701	871,341
965,000	FRERC CDD FL(e)	11/1/2040	5.38	965,000	887,396
900,000	GARDENS AT HAMMOCK BEACH CDD FL SPL ASSMNT	5/1/2055	5.88	898,017	910,501
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,119	614,826
1,000,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2054	5.80	1,000,000	1,025,542
1,000,000	GTR ORLANDO FL AVIATION AUTH ARPT FACS REVENUE	10/1/2046	5.00	1,010,343	1,040,813
1,000,000	HACIENDA NORTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.50	1,000,000	1,088,165

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	$646,079	576,254
600,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	600,000	626,670
1,150,000	HOBE ST LUCIE CONSERVANCY DIST FL	5/1/2044	5.60	1,150,000	1,203,100
1,200,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2034	5.25	1,198,092	1,214,986
1,000,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2052	4.00	991,698	858,666
1,000,000	JULINGTON CREEK PLANTATION FLCDD	5/1/2043	5.50	1,092,853	1,120,068
1,000,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2055	5.75	978,140	982,625
300,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	298,530	298,548
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	498,994	501,003
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	383,847	362,570
130,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	129,977	130,366
975,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	976,644	1,028,138
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,000,000	1,013,601
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(d)	5/1/2037	5.00	745,837	763,812
745,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	741,563	762,681
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	715,460
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,037,552
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(d)	5/1/2040	3.63	576,227	525,273
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(d)	5/1/2040	3.75	1,000,000	920,473
1,250,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2043	6.13	1,250,000	1,346,176
625,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	621,775	553,584
220,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	217,094	211,083
940,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	926,620	832,072
645,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	674,229	562,152
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST UTILITY REVENUE	10/1/2053	5.25	1,062,535	1,093,782
850,000	LANDINGS CDD FL SPL ASSMNT	5/1/2055	5.80	850,000	866,642
1,000,000	LAUREL ROAD CDD FL CAPITAL IMPT REVENUE	5/1/2031	3.13	1,000,000	926,495
540,000	LEE CNTY FL ARPT REVENUE	10/1/2042	5.25	593,212	599,219
996,133	LEE CNTY FL HSG FIN AUTH MF MTGE	1/1/2040	4.55	996,133	1,039,338
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	11/15/2049	5.00	971,250	1,034,522
550,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2054	5.85	550,000	568,126
635,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	636,264	638,040
400,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	3.75	396,597	327,971
500,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	4.00	513,695	429,300
1,000,000	MIAMI-DADE CNTY FL AVIATION REVENUE	10/1/2033	5.00	1,000,000	1,001,110
2,250,000	MIAMI-DADE CNTY FL AVIATION REVENUE	10/1/2034	5.00	2,462,959	2,508,557
125,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	125,000	128,694
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(e)	12/31/2040	5.00	114,821	1
520,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	520,000	511,731

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,950,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENU	5/1/2033	5.75	$1,950,000	2,033,790
750,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENU	5/1/2035	6.80	750,000	750,547
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	516,449
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,400,000	1,402,428
1,250,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2040	5.00	1,242,750	1,262,587
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE(d)	7/1/2027	11.50	1,000,000	1,263,066
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2041	4.00	1,025,086	949,423
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	2,846,059	2,513,752
1,000,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2042	5.00	996,461	1,010,979
560,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2043	5.40	560,000	582,421
700,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2052	4.00	725,408	597,792
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,404	406,391
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	502,482	431,213
480,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	477,124	495,319
1,000,000	POITRAS EAST CDD FL SPL ASSMNT REVENUE	5/1/2052	5.25	997,025	1,028,872
95,000	RIVER LANDING CDD FL CAP IMPT REVENUE	11/1/2035	4.25	94,748	91,982
395,000	ROLLING HILLS FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.65	395,000	377,555
1,000,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	1,034,082	918,263
1,000,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2044	5.50	1,000,000	1,033,932
725,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	715,607	664,428
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	992,237	902,926
2,250,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2053	4.25	2,198,850	1,959,422
105,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	103,309	106,101
400,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	416,689	357,698
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(e)	11/1/2010	5.50	142,538	65,568
650,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.20	650,000	665,997
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(j)	5/1/2040	0.00	112,817	114,841
1,480,000	TOLOMATO FL CDD	5/1/2040	3.75	1,432,354	1,481,013
125,000	TOLOMATO FL CDD(e)	5/1/2040	6.61	-	1
1,000,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2052	4.00	1,045,300	842,692
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	717,884
1,005,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2052	5.50	999,306	1,033,750
450,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	449,067	467,704
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,344,380
750,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2053	4.00	777,223	631,578
700,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2054	5.50	693,873	725,010
1,000,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(d)	5/1/2028	4.25	1,000,000	1,015,688

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,000,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(d)	5/1/2038	4.85	$1,000,000	1,049,005
500,000	WATERSET SOUTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.10	500,000	530,171
800,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2052	4.25	803,576	698,337
655,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	652,342	659,330
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	986,393	835,477
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2052	5.25	995,604	1,016,242
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	746,325	750,044
				110,369,197	102,682,985	13.41%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	500,000	500,180
1,250,000	GAINESVILLE & HALL CNTY GA DEV AUTH EDUCTNL FACS REVENUE(d)	9/1/2044	6.25	1,215,339	1,197,014
1,000,000	GAINESVILLE & HALL CNTY GA HOSP AUTH	10/15/2030	5.00	1,094,019	1,112,099
1,410,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,396,000	1,375,731
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2054	4.70	1,000,000	1,018,802
1,000,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE (Floating, U.S. SOFR + 1.70%)(h)	12/1/2053	5.00	1,000,000	1,030,950
2,250,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(c)	12/1/2054	5.00	2,394,314	2,467,196
2,250,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(p)	12/1/2054	5.00	2,355,778	2,428,227
500,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.40	500,000	519,978
				11,455,450	11,650,177	1.52%
Guam
660,000	GUAM GOVT BUSINESS PRIVILEGE TAX REVENUE	1/1/2042	4.00	639,758	651,144
750,000	GUAM PWR AUTH REVENUE	10/1/2034	5.00	844,847	855,992
				1,484,605	1,507,136	0.20%
Idaho
130,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2028	8.00	130,000	128,708
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2031	3.80	570,000	527,826
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2033	4.00	744,365	682,494
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2050	4.50	1,026,095	823,038
2,500,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2048	4.75	2,500,000	2,549,727
1,990,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2048	4.75	1,990,000	2,032,754
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(d)	9/1/2053	6.25	1,000,000	1,067,899
				7,960,460	7,812,446	1.02%
Illinois
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(d)	9/1/2035	6.00	1,251,964	1,257,870
1,000,000	CHICAGO IL BRD OF EDU	12/1/2041	4.00	891,992	936,996
1,000,000	CHICAGO IL BRD OF EDU	12/1/2042	5.00	997,500	999,933
250,000	CHICAGO IL BRD OF EDU	12/1/2046	5.00	249,665	252,546
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2043	5.75	1,038,482	1,133,429
1,750,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2048	5.25	1,874,746	1,909,329
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT SPL FAC REVENUE	7/1/2048	5.00	990,000	1,013,580
500,000	DECATUR IL	3/1/2034	5.00	500,000	500,519
830,000	EVANSTON ILL EDL FAC REV(d)	4/1/2041	4.38	828,527	693,257
1,500,000	ILLINOIS ST	2/1/2039	5.00	1,500,000	1,506,838
1,500,000	ILLINOIS ST	5/1/2047	5.50	1,595,451	1,653,530
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,000,365

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Illinois (Cont'd):
500,000	ILLINOIS ST FIN AUTH CHRT SCH REVENUE	12/1/2047	5.00	$497,925	503,308
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	675,000	675,397
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	500,379	200,000
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	753,533	750,521
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,415,208	1,323,593
2,250,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2044	5.00	2,260,189	2,261,886
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2045	5.00	1,011,395	1,006,439
1,250,000	ILLINOIS ST HSG DEV AUTH REVENUE	10/1/2048	4.75	1,250,000	1,277,179
2,380,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2053	5.25	2,511,990	2,552,996
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,034,103	1,050,432
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,500,000	1,508,260
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	503,937	509,604
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,080,000	1,074,892
1,000,000	MALTA IL TAX INCR REVENUE(e)	12/30/2025	5.75	1,000,000	230,000
650,000	MET PIER & EXPOSITION AUTH IL REVENUE	12/15/2042	4.00	625,261	649,048
750,000	ROCKFORD IL	12/15/2030	4.00	750,000	750,002
313,172	S WSTRN IL DEV AUTH REV(e)	10/1/2034	7.00	313,173	250,538
				30,400,420	29,432,287	3.84%
Indiana
500,000	INDIANA ST FIN AUTH HOSP REVENUE	12/1/2040	5.00	502,587	503,716
500,000	INDIANA ST FIN AUTH HSG REVENUE	11/20/2027	4.80	500,000	503,676
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	1,664,881	1,468,597
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,010,572	1,016,545
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,500,696
965,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2053	5.75	1,043,633	1,036,871
3,000,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2054	4.80	3,000,000	3,074,665
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	565,659
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	614,474	616,098
1,000,000	VALPARAISO IN EXEMPT FACS REVENUE(d)	1/1/2044	4.88	1,000,000	1,049,733
				11,436,147	11,336,256	1.48%
Iowa
1,200,000	DES MOINES IA	6/1/2034	1.50	952,081	920,752
1,415,000	DES MOINES IA	6/1/2038	1.75	889,617	1,014,567
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2038	7.25	1,500,000	1,736,675
1,000,000	IOWA ST FIN AUTH REVENUE	5/15/2053	4.00	1,079,896	856,474
1,905,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2053	5.50	2,002,840	2,046,813
1,000,000	POLK CNTY IA	6/1/2027	5.00	1,040,193	1,055,742
				7,464,627	7,631,023	1.00%
Kansas
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	930,874	887,145
1,385,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE(d)	9/1/2035	5.25	1,372,989	1,413,151
				2,303,863	2,300,296	0.30%
Kentucky
250,000	ASHLAND KY MED CENTER REVENUE	2/1/2040	5.00	240,147	252,295
1,000,000	CHRISTIAN CNTY KY SCH DIST FIN CORP	10/1/2041	5.00	1,052,539	1,116,088
1,500,000	KENTUCKY ST ECON DEV FIN AUTH	1/1/2045	5.00	1,488,210	1,504,938
1,500,000	KENTUCKY ST HSG CORP SF MTGE	7/1/2043	4.70	1,500,000	1,552,306
1,000,000	KENTUCKY ST PUBLIC ENERGY AUTH GAS SPLY REVENUE(q)	1/1/2055	5.00	1,096,173	1,093,483
1,000,000	WSTRN KY UNIV	9/1/2033	4.75	1,000,000	1,000,066
				6,377,069	6,519,176	0.85%
Louisiana
1,000,000	CAPITAL AREA FIN AUTH LA SF MTGE REVENUE	10/1/2053	5.50	1,019,098	1,070,682

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Louisiana (Cont'd):
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(d)	6/1/2051	5.00	$1,051,243	886,926
1,000,000	LOUISIANA PUB FACS AUTH REVENUE	9/1/2059	5.50	1,066,885	1,095,846
1,000,000	LOUISIANA ST HSG CORP MF HSG REVENUE	7/1/2026	5.00	1,022,829	1,027,893
970,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2042	4.05	970,000	964,151
1,250,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2046	2.55	1,250,000	947,892
985,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	6/1/2054	5.75	1,049,544	1,079,154
345,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.50	344,655	346,009
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,002,667	1,008,364
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(d)	11/1/2037	5.65	500,000	537,946
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(d)	11/1/2039	5.50	500,000	531,231
900,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(d)	11/1/2044	4.00	900,000	866,530
645,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(d)	11/1/2044	4.40	645,000	651,520
1,150,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(d)	11/1/2046	4.00	1,150,000	1,104,644
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	504,466	505,206
315,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, 3M CME Term SOFR + 0.70%)(h)	2/15/2036	4.30	315,000	301,926
1,000,000	NEW ORLEANS LA AVIATION BRD	1/1/2048	5.00	1,008,405	1,008,839
				14,299,792	13,934,759	1.82%
Maine
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2054	4.85	1,500,000	1,546,156
				1,500,000	1,546,156	0.20%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	500,770
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2044	2.55	1,000,000	782,877
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	3/1/2047	5.05	1,000,000	1,047,448
855,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2052	5.00	890,658	893,760
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	509,903
545,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	545,000	545,078
				4,435,658	4,279,836	0.56%
Massachusetts
1,000,000	MASSACHUSETTS ST BAY TRANSPRTN AUTH SALES TAX REVENUE(r)	7/1/2031	3.30(r )	774,822	815,718
3,973,579	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	2,878,981	2,894,928
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,509,517	1,606,898
760,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	760,000	663,840
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,449,489	1,326,712

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Massachusetts (Cont'd):
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	$1,707,226	1,249,004
265,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	265,000	265,203
270,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	270,000	270,224
310,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	310,000	310,164
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2048	4.90	2,000,000	2,062,965
1,000,000	MASSACHUSETTS ST SCH BLDG AUTH SALES TAX REVENUE	8/15/2037	5.00	1,012,338	1,015,934
1,500,000	SOMERVILLE MA	10/15/2038	2.00	1,025,011	1,195,494
				13,962,384	13,677,084	1.79%
Michigan
655,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2031	3.00	651,230	595,916
545,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2039	4.25	546,593	461,294
1,000,000	MICHIGAN ST HSG DEV AUTH MF REVENUE(s)	2/1/2026	5.00	1,003,076	1,004,058
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2048	5.00	1,500,000	1,603,104
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,035,252	855,124
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2040	5.20	1,000,000	1,058,972
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.90	1,000,000	1,031,482
1,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.95	1,500,000	1,554,889
205,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	205,000	187,555
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,884,120	3,635,177
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	4,511,474
2,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.70	2,000,000	2,040,092
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.95	5,000,000	5,149,166
1,465,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2054	5.75	1,542,396	1,588,958
285,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(e)	11/1/2028	6.35	285,000	285,269
1,490,000	MICHIGAN ST STRATEGIC FUND LTD OBLG REVENUE	12/31/2038	4.25	1,486,324	1,502,851
1,000,000	MICHIGAN ST TRUNK LINE	11/15/2044	5.50	1,105,607	1,160,455
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	750,000	751,238
				31,994,598	28,977,074	3.78%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	931,245	578,961
1,585,000	ELK RIVER MN INDEP SCH DIST #728	2/1/2039	2.50	1,282,326	1,311,882
1,000,000	LAUDERDALE MN MF REVENUE	1/1/2040	5.13	992,156	1,004,256
995,000	MINNESOTA ST HSG FIN AGY	7/1/2051	2.50	809,486	700,448
4,625,000	MINNESOTA ST HSG FIN AGY	1/1/2053	6.00	4,874,921	5,001,193
1,615,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	1,543,962	1,451,014
				10,434,096	10,047,754	1.31%
Mississippi
400,000	MISSISSIPPI DEV BK SPL OBLIG(d)	11/1/2036	3.63	400,000	387,112
900,000	MISSISSIPPI ST DEV BANK SPL OBLG(d)	11/1/2039	4.55	900,000	919,744
				1,300,000	1,306,856	0.17%
Missouri
330,000	JOPLIN MO INDL DEV AUTH SALES TAX REV	11/1/2040	3.50	327,144	308,994
306,825	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	2.00	396,462	14,412
687,493	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	5.00	884,588	500,941

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Missouri (Cont'd):
1,025,000	MISSOURI JT MUNI ELEC UTILITY COMMISSION PWR PROJ REVENUE	12/1/2036	5.00	$1,030,914	1,033,353
1,000,000	MISSOURI ST ENVRNMNTL IMPT & ENERGY RESOURCES AUTH	9/1/2033	2.90	950,655	920,999
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,043,071	1,872,288
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH HLTH FACS REVENUE	11/15/2038	5.00	1,000,000	1,000,772
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2043	4.75	1,006,953	1,034,303
975,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	3.25	975,000	827,773
2,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	4.45	2,000,000	2,008,190
1,850,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	4.65	1,850,000	1,877,088
2,500,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2053	5.15	2,538,771	2,620,263
1,995,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2054	4.70	1,995,000	2,032,256
500,000	SAINT LOUIS CNTY MO PATTONVILLE SCH DIST #R-3	3/1/2043	5.25	540,925	551,042
1,000,000	SAINT LOUIS MO INDL DEV AUTH TAX INCR & SPL DIST REVENUE	6/15/2054	5.75	992,920	1,032,446
1,000,000	WENTZVILLE MO SCH DIST #R-4	3/1/2039	1.88	725,596	742,696
				19,257,999	18,377,816	2.40%
Montana
1,000,000	FORSYTH MT POLL CONTROL REVENUE	7/1/2028	3.88	1,000,000	1,026,644
255,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	255,000	254,627
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2042	2.55	1,000,000	798,431
				2,255,000	2,079,702	0.27%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(e)	12/31/2040	5.13	160,000	6,640
1,745,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2040	4.35	1,745,000	1,783,976
1,000,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2048	4.65	1,000,000	1,019,695
				2,905,000	2,810,311	0.37%
Nevada
700,000	LAS VEGAS NV SPL ASSMNT DIST #817	6/1/2048	6.00	696,492	743,288
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	4/1/2046	2.60	1,250,000	962,958
1,480,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,480,000	1,039,135
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2053	4.55	1,000,000	1,008,551
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2054	4.70	1,250,000	1,274,314
820,000	RENO-TAHOE NV ARPT AUTH ARPT REVENUE	7/1/2041	5.25	890,997	903,773
				6,567,489	5,932,019	0.77%
New Hampshire
1,000,000	NATIONAL FIN AUTH LEASE REVENUE	6/1/2051	5.25	1,068,083	1,096,019
998,028	NATIONAL FIN AUTH NH MUNI CTFS	8/20/2039	3.63	902,846	955,982
999,081	NATIONAL FIN AUTH NH MUNI CTFS(t)	10/20/2041	4.16	953,178	995,662
1,500,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2048	5.00	1,500,000	1,525,184
515,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2059	5.63	511,482	528,489
				4,935,589	5,101,336	0.67%
New Jersey
1,000,000	CAMDEN CNTY NJ IMPT AUTH CHRT SCH REVENUE(d)	7/15/2042	5.00	1,035,992	1,023,199
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	516,112	517,406
1,545,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	1,541,385	1,468,462

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New Jersey (Cont'd):
885,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2041	4.00	$858,206	889,208
1,250,000	NEW JERSEY ST HLTH CARE FACS FING AUTH REVENUE	7/1/2043	5.00	1,272,453	1,276,363
2,675,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	2,675,000	2,677,821
3,950,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2042	4.50	3,950,000	4,019,144
1,220,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2046	2.30	1,220,000	854,706
875,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	876,129	829,876
4,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	4.80	4,000,000	4,097,480
1,405,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	5.00	1,466,201	1,471,357
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	501,129	505,414
1,000,000	NEW JERSEY ST TURNPIKE AUTH TURNPIKE REVENUE(u)	1/1/2044	5.00	1,078,990	1,124,887
				20,991,597	20,755,323	2.71%
New Mexico
1,000,000	FARMINGTON NM POLL CONTROL REVENUE(v)	6/1/2040	3.88	1,000,000	1,032,734
965,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	965,000	935,603
650,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	2.70	491,461	499,562
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	3.95	1,975,000	1,908,753
395,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2048	3.75	397,670	393,141
590,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	590,523	565,683
690,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	690,000	602,181
605,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	605,000	577,668
1,370,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	1,392,246	1,088,551
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.35	990,000	677,946
1,210,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.63	1,210,000	865,737
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	2.80	1,975,000	1,435,344
1,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	4.30	1,000,000	966,370
1,480,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2053	4.70	1,480,000	1,507,983
				14,761,900	13,057,256	1.70%
New York
1,000,000	DUTCHESS CNTY NY LOCAL DEV CORP MF	10/1/2040	5.00	1,000,000	1,072,727
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	750,000	750,647
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	600,382	596,315
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	2,888,475
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	903,003
2,250,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2056	2.60	2,250,000	1,451,007
1,000,000	NEW YORK CITY NY HSG DEV CORP REVENUE	8/1/2040	2.40	728,639	776,277
2,000,000	NEW YORK ST CONVENTION CENTER DEV CORP REVENUE	11/15/2040	5.00	2,015,772	2,022,556
1,000,000	NEW YORK ST DORM AUTH ST PERSONAL INCOME TAX REVENUE	3/15/2044	5.00	1,105,435	1,118,156
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	995,418
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,509,267
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	500,316
1,700,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,606,007	1,282,450
980,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	975,604	736,417
3,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.30	3,435,000	2,937,266
930,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	930,000	888,140

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
1,875,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	$1,875,000	1,455,194
1,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,435,000	1,002,454
2,030,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2053	4.65	2,030,000	2,067,856
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	1/1/2029	5.00	1,029,400	1,041,891
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,246,678	1,261,017
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	4/1/2035	6.00	1,021,494	1,130,663
1,375,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2041	5.25	1,473,535	1,498,332
700,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2044	5.50	732,035	766,811
1,500,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2060	5.50	1,580,846	1,603,392
				35,159,577	32,256,047	4.21%
North Carolina
1,535,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,535,000	1,538,452
2,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2042	3.50	2,500,000	2,391,889
1,985,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2046	4.40	1,985,000	1,993,136
1,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2046	5.00	1,501,831	1,574,029
750,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2055	6.25	796,567	829,957
1,750,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	1/1/2055	4.80	1,750,000	1,781,443
				10,068,398	10,108,906	1.32%
North Dakota
795,000	GRAND FORKS ND HLTH CARE SYS REVENUE	12/1/2035	5.00	837,980	882,321
390,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2043	3.05	390,626	340,986
905,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	905,000	782,748
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	920,000	713,550
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2048	5.10	1,000,000	1,032,108
1,500,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2049	4.75	1,500,000	1,529,852
920,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2053	4.00	957,032	932,014
970,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2053	5.75	1,046,238	1,043,840
				7,556,876	7,257,419	0.95%
Ohio
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REV(d)	12/1/2055	4.50	500,000	445,720
1,500,000	CLOVERLEAF OH LOCAL SCH DIST COPS	12/1/2047	5.75	1,550,942	1,604,984
785,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2045	3.00	797,605	621,605
585,000	DAYTON OH ARPT REVENUE	12/1/2025	5.00	585,000	585,747
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,041,928	1,742,964
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(d)(e)(f)	12/1/2037	6.50	750,000	30,000
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,510,999	1,520,956
1,000,000	NORTH RIDGEVILLE OH CITY SCH DIST	12/1/2057	5.50	1,048,572	1,071,507
1,000,000	OHIO ST AIR QUALITY DEV AUTH	1/1/2029	3.75	1,000,000	999,792
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,023,853	1,615,192
1,000,000	OHIO ST HSG FIN AGY MF HSG REVENUE(d)	3/1/2026	6.25	1,000,000	1,006,065
505,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	463,026	477,706
3,900,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2046	2.85	3,900,000	3,046,339

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Ohio (Cont'd):
2,260,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	5.10	$2,260,000	2,375,351
1,030,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.50	1,030,986	1,045,170
1,500,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2049	4.65	1,500,000	1,527,393
3,615,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	3,633,251	2,499,106
1,950,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.75	1,950,000	1,452,034
860,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2052	5.00	897,603	899,297
				28,443,765	24,566,928	3.21%
Oklahoma
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,128,625	2,007,489
990,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2043	4.50	991,185	1,010,923
1,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2047	5.05	1,000,000	1,050,422
1,500,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2048	4.75	1,500,000	1,549,729
1,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2049	4.60	1,000,000	1,013,785
1,830,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2053	6.25	1,942,523	1,997,614
				8,562,333	8,629,962	1.13%
Oregon
425,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	425,000	425,060
1,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2042	3.70	1,000,000	985,583
2,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,825,554	1,458,704
1,050,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2046	4.70	1,050,000	1,068,796
				4,300,554	3,938,143	0.51%
Pennsylvania
1,000,000	ALLENTOWN PA NEIGHBORHOOD IMPT ZONE DEV AUTH TAX REVENUE(d)	5/1/2042	5.00	1,000,000	1,031,135
370,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, 3M CME Term SOFR + 0.70%)(h)	10/1/2034	3.95	370,000	357,459
1,500,000	COATESVILLE PA AREA SCH DIST	11/15/2037	5.25	1,553,887	1,638,737
250,000	DOYLESTOWN PA HOSP AUTH(d)	7/1/2031	5.00	253,555	266,805
1,250,000	NORTHAMPTON CNTY PA GEN PURPOSE AUTH HOSP REVENUE	8/15/2034	5.00	1,398,862	1,432,676
1,000,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	10/1/2034	5.00	1,016,351	1,019,116
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, 3M CME Term SOFR + 0.65%)(h)	7/1/2039	3.90	500,000	465,382
1,685,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,685,000	1,607,849
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,024,661	828,882
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	854,790
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,432,627
570,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	3.00	567,441	563,855
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2054	6.00	1,080,302	1,110,796
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2045	5.00	1,010,452	1,007,376
500,000	PHILADELPHIA PA AUTH FOR INDL DEV CHRT SCH REVENUE(d)	6/15/2034	4.50	498,047	508,446
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	741,992	769,228
				15,700,550	14,895,159	1.94%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Puerto Rico
1,300,000	PUERTO RICO CMWLTH	7/1/2041	4.00	$1,219,690	1,255,962
1,444,351	PUERTO RICO CMWLTH(h)(w)	11/1/2043	2.33	858,614	929,801
380,002	PUERTO RICO CMWLTH(h)(w)	11/1/2051	1.58	223,070	248,426
1,000,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE(d)	7/1/2033	5.00	1,025,248	1,059,260
1,825,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	7/1/2040	4.33	1,808,880	1,821,209
1,500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	7/1/2040	4.55	1,463,426	1,507,770
				6,598,928	6,822,428	0.89%
Rhode Island
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2041	5.00	1,071,423	1,063,858
960,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	952,545	924,892
				2,023,968	1,988,750	0.26%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,733	606,638
1,000,000	PATRIOTS ENERGY GROUP FING AGY SC GAS SPLY REVENUE (Floating, U.S. SOFR + 1.90%)(h)	2/1/2054	5.22	1,000,000	1,038,113
1,000,000	SOUTH CAROLINA JOBS-ECON DEV AUTH	11/15/2053	7.50	1,000,000	1,051,607
35,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2037	3.20	35,000	32,773
1,095,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,095,000	935,275
975,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2048	4.90	975,000	1,008,099
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2049	4.63	993,300	1,014,986
1,220,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2054	4.63	1,220,000	1,239,193
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	686,002	578,494
950,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH EDUCTNL FACS REVENUE(d)	6/15/2043	7.00	940,181	1,007,503
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(d)(e)(f)	6/1/2031	6.00	1,000,000	150,000
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,000,000	1,000,903
				10,592,216	9,663,584	1.26%
South Dakota
2,000,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2042	2.50	2,000,000	1,582,160
1,250,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2048	4.80	1,261,197	1,271,530
				3,261,197	2,853,690	0.37%
Tennessee
500,000	CHATTANOOGA TN HLTH EDUCTNL & HSG FAC BRD	12/1/2034	5.00	569,077	578,979
1,000,000	MET NASHVILLE TN ARPT AUTH ARPT REVENUE	7/1/2049	5.00	1,029,402	1,041,768
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(d)	6/1/2036	5.13	600,000	614,970
1,000,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD HLTH CARE REVENUE(q)	9/1/2049	5.00	1,053,015	1,079,538
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2019	5.35	134,966	15
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	5.55	556,862	63
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	6.00	-	1
3,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.50	3,000,000	2,803,152
495,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.85	495,000	483,797
430,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.90	430,000	422,975

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Tennessee (Cont'd):
2,980,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.38	$2,858,167	2,129,937
770,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.55	770,000	585,594
495,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	4.70	495,000	499,523
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	5.35	1,000,000	1,056,013
605,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2049	3.95	605,000	577,511
1,990,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2051	2.50	1,990,000	1,417,736
1,975,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2053	4.70	1,973,781	2,010,883
1,490,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2054	6.25	1,565,068	1,648,944
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2054	4.80	1,000,000	1,024,888
				20,125,338	17,976,287	2.35%
Texas
1,000,000	ALAMITO TX PUBLIC FACS CORP MF HSG REVENUE(x)	8/1/2044	5.00	1,019,971	1,027,691
1,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE(d)	6/1/2053	6.00	981,157	1,036,754
2,000,000	AUSTIN TX ARPT SYS REVENUE	11/15/2044	5.00	2,001,196	2,000,586
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REV	4/1/2032	5.00	1,074,247	1,085,221
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REV	4/1/2040	3.00	1,002,510	850,581
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	628,569	628,455
2,000,000	CRANDALL TX INDEP SCH DIST	8/15/2036	5.00	2,045,445	2,046,245
1,000,000	CYPRESS-FAIRBANKS TX INDEP SCH DIST	2/15/2041	2.25	715,976	761,892
1,000,000	DALLAS TX INDEP SCH DIST	2/15/2042	2.00	660,799	708,035
750,000	DALLAS TX SPL TAX REVENUE(d)(y)	8/15/2053	6.25	750,653	753,686
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	690,909	512,481
500,000	EL PASO CNTY TX HOSP DIST	8/15/2030	5.00	549,221	556,773
500,000	EL PASO CNTY TX HOSP DIST	8/15/2032	5.00	559,595	566,692
1,500,000	FORT WORTH TX	3/1/2040	2.00	1,072,665	1,068,959
500,000	GALVESTON TX WHARVES & TERMINAL REVENUE	8/1/2038	5.25	540,318	549,886
1,000,000	GEORGETOWN TX INDEP SCH DIST	8/15/2035	2.50	877,702	885,628
1,000,000	GEORGETOWN TX INDEP SCH DIST	8/15/2035	5.00	1,014,303	1,014,461
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2035	5.50	1,496,262	1,640,671
1,125,000	GTR TEXOMA TX UTILITY AUTH CONTRACT REVENUE	10/1/2032	5.00	1,274,490	1,296,530
2,000,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE	7/1/2033	5.00	2,235,613	2,325,064
1,000,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(q)	7/1/2054	5.00	1,066,464	1,091,593
2,000,000	HOUSTON TX ARPT SYS REVENUE	7/1/2048	5.25	2,128,276	2,173,876
1,000,000	HSG SYNERGY PFC TX MF HSG REVENUE(z)	2/1/2027	5.00	1,015,184	1,025,560
1,000,000	MATAGORDA CNTY TX NAV DIST #1	11/1/2029	2.60	902,603	960,824
1,000,000	MATAGORDA CNTY TX NAV DIST #1	5/1/2030	4.25	1,000,000	1,040,287
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP(e)	2/15/2025	5.38	273,000	150,150
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	997,997	1,006,974
2,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2027	5.50	1,975,269	1,999,927
1,500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2033	6.50	1,500,000	1,574,628
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	11/1/2049	4.00	1,081,400	933,520
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,136,640	917,707

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
1,050,143	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE(h)(i)	11/15/2061	2.00	$1,050,143	389,991
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX RETMNT CMNTY REVENUE(d)	12/1/2028	12.00	1,000,000	1,187,778
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	638,869	361,200
250,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	12/1/2049	5.00	218,850	246,740
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,100,000	1,100,252
700,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(d)	8/15/2039	5.00	694,750	705,968
250,000	NORTHWEST TX INDEP SCH DIST	2/15/2040	5.00	272,481	278,592
250,000	NORTHWEST TX INDEP SCH DIST	2/15/2041	5.00	271,304	277,204
1,000,000	PECOS BARSTOW TOYAH TX INDEP SCH DIST	2/15/2042	5.00	1,012,279	1,019,092
1,000,000	SAN ANTONIO TX WTR REVENUE	5/15/2039	5.00	1,009,887	1,008,260
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,000,000	1,000,802
1,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2049	5.00	1,533,907	1,537,107
3,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2053	4.88	3,578,826	3,612,629
635,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	639,848	626,200
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	3/1/2050	3.00	725,474	781,368
1,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.25	1,535,038	1,579,684
2,385,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.50	2,547,549	2,571,515
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2053	5.25	1,029,283	1,054,688
3,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2048	5.13	3,552,248	3,674,182
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2049	5.00	1,034,769	1,036,743
485,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	488,145	345,529
4,750,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2052	3.13	4,824,234	3,774,977
5,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2054	5.13	5,146,243	5,204,112
1,950,000	TEXAS ST TRANSPRTN COMMISSION CENTRAL TX TURNPIKE SYS REVENU	8/15/2034	5.00	2,206,282	2,268,861
				71,378,843	69,834,811	9.12%
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(d)	3/1/2051	4.00	1,010,072	868,595
725,000	FIELDS ESTATES PUBLIC INFRASTRUCTURE DIST UT(d)	3/1/2055	6.13	725,000	741,930
1,000,000	FIELDS ESTATES PUBLIC INFRASTRUCTURE DIST UT SPL ASSMNT(d)	12/1/2053	5.25	1,000,000	1,017,425
2,000,000	INTERMOUNTAIN PWR AGY UT PWR SPLY REVENUE	7/1/2043	5.25	2,200,059	2,257,205
1,000,000	JORDANELLE RIDGE PUBLIC INFRASTRUCTURE DIST #2 UT(d)	3/1/2054	7.75	1,000,000	1,025,967
2,000,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2052	4.00	2,028,449	1,734,637
985,000	OLYMPIA PUBLIC INFRASTRUCTURE DIST #1 UT(d)	3/1/2055	6.38	978,831	1,018,421
500,000	RED BRIDGE PUBLIC INFRASTRUCTURE DIST #1 UT(d)	2/1/2041	4.13	500,000	414,697
1,000,000	SALT LAKE CITY UT ARPT REVENUE	7/1/2039	5.25	1,053,833	1,108,571
1,000,000	SALT LAKE CITY UT ARPT REVENUE	7/1/2047	5.00	1,018,082	1,018,846
2,000,000	UTAH HSG CORP SF MTGE REVENUE	1/1/2054	4.70	2,000,000	2,036,086
1,000,000	UTAH HSG CORP SF MTGE REVENUE	1/1/2054	5.00	1,000,000	1,035,986

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Utah (Cont'd):
1,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2033	5.50	$1,030,860	1,128,678
2,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2037	5.00	2,011,082	2,053,515
620,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(d)	6/15/2027	4.25	620,000	610,077
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(d)	12/15/2031	3.50	897,155	802,710
825,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(d)	6/15/2032	5.25	825,000	858,090
4,822,328	UTAH ST HSG CORP	12/21/2052	6.00	4,995,956	5,061,523
2,315,362	UTAH ST HSG CORP	1/21/2053	6.50	2,410,684	2,450,064
3,763,605	UTAH ST HSG CORP	4/21/2053	5.50	3,847,711	3,831,524
2,699,340	UTAH ST HSG CORP	5/21/2053	6.50	2,806,805	2,858,166
3,966,814	UTAH ST HSG CORP	6/21/2053	6.00	4,060,694	4,170,452
2,727,954	UTAH ST HSG CORP	9/21/2053	6.50	2,811,963	2,887,516
15,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	15,000	15,026
1,000,000	WOOD RANCH PUB INFRASTRUCTURE DIST UT SPL ASSMNT(d)	12/1/2053	5.63	1,000,000	1,038,397
				41,847,236	42,044,104	5.49%
Vermont
335,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	332,595	322,502
				332,595	322,502	0.04%
Virgin Islands, U.S.
500,000	VIRGIN ISLANDS PUBLIC FIN AUTH REVENUE(d)	10/1/2024	5.00	500,000	500,000
				500,000	500,000	0.07%
Virginia
1,500,000	BOTETOURT CNTY VA RSDL CARE FAC REVENUE	7/1/2044	6.00	1,500,000	1,500,959
2,000,000	CHARLES CITY VA CNTY ECON DEV AUTH SOL WST DISP REVENUE(aa)	8/1/2027	4.25	2,000,000	2,013,290
3,000,000	CHESAPEAKE BAY VA BRIDGE & TUNNEL DIST REVENUE	7/1/2041	5.00	3,052,732	3,071,816
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,367
1,000,000	JAMES CITY CNTY VA ECON DEV AUTH RSDL CARE FAC REVENUE	12/1/2058	6.88	1,005,307	1,116,393
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE(e)	12/31/2040	5.63	373,459	122,150
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(r)	9/1/2041	2.91(r )	195,077	1,155
850,000	VIRGINIA BEACH VA DEV AUTH RSDL CARE FAC REVENUE	9/1/2030	6.25	850,000	885,132
1,250,000	VIRGINIA HSG DEV AUTH	7/1/2055	4.70	1,250,000	1,277,639
1,000,000	VIRGINIA ST HSG DEV AUTH	10/1/2043	5.35	1,000,000	1,001,102
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	696,921
1,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	11/1/2048	5.25	1,000,000	1,051,072
				13,726,575	13,238,996	1.73%
Washington
1,500,000	FRANKLIN CNTY WA SCH DIST #1 PASCO	12/1/2040	5.50	1,710,503	1,764,439
240,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	240,000	244,119
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,010,832	1,008,630
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	486,659	315,771
500,000	SKAGIT CNTY WA PUBLIC HOSP DIST #1	12/1/2039	5.50	531,396	551,056
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,647	1,343,938
515,000	WALLA WALLA CNTY WA SCH DIST #300 TOUCHET	12/1/2029	4.00	515,000	515,100
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	10/1/2025	5.00	1,000,000	1,000,699
130,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(d)	7/1/2025	6.00	130,093	132,405

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Washington (Cont'd):
1,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(d)	1/1/2044	5.50	$982,447	1,002,526
				8,103,577	7,878,683	1.03%
West Virginia
1,000,000	WEST VIRGINIA ST ECON DEV AUTH SOL WST DISP FACS(ab)	3/1/2040	3.38	1,000,000	1,004,571
3,000,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2049	4.85	3,000,000	3,084,351
1,885,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	1,885,000	1,340,203
1,410,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2053	4.85	1,410,000	1,451,718
				7,295,000	6,880,843	0.90%
Wisconsin
1,000,000	PUB FIN AUTH WI TAX INCREMENT REVNUE(d)	6/1/2041	5.00	972,504	1,026,484
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(e)(f)(h)(i)	12/31/2040	3.75	443,916	326,430
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2046	3.44(r )	2,492	507
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2047	3.32(r )	2,647	521
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2048	3.21(r )	2,504	484
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2049	3.11(r )	2,398	453
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2050	3.01(r )	2,280	415
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2051	2.92(r )	2,393	426
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2052	2.83(r )	2,355	405
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2053	2.75(r )	2,248	379
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2054	2.67(r )	2,156	353
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2055	2.60(r )	2,058	330
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2056	2.53(r )	1,966	310
106,459	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(e)(f)	7/1/2056	5.50	104,505	82,879
2,167	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2057	1.55(r )	990	35
16,287	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2057	2.47(r )	1,713	259
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2058	2.40(r )	1,810	274
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2059	2.35(r )	1,741	259
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2060	2.29(r )	1,677	241
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2061	2.24(r )	1,605	224
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2062	2.18(r )	1,546	210
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2063	2.14(r )	1,480	197
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2064	2.09(r )	1,427	186
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2065	2.04(r )	1,378	174
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2066	2.00(r )	1,332	161
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(d)(f)(r)	1/1/2067	1.96(r )	15,429	1,883
690,000	PUBLIC FIN AUTH WI EDU REVENUE(d)	12/15/2044	5.00	703,903	708,099
520,000	PUBLIC FIN AUTH WI EDU REVENUE(d)	6/15/2049	5.00	522,097	508,331
500,000	PUBLIC FIN AUTH WI EXEMPT FACS REVENUE	8/1/2035	4.00	474,612	493,253
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE	2/1/2052	5.00	1,045,486	1,033,033

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE(d)	2/1/2062	6.00	$1,000,000	1,064,627
1,250,000	PUBLIC FIN AUTH WI REVENUE(d)(e)(f)	11/1/2028	6.25	1,250,000	687,500
1,000,000	PUBLIC FIN AUTH WI REVENUE(d)(f)	1/1/2033	6.13	991,965	450,000
250,000	PUBLIC FIN AUTH WI REVENUE(d)	10/1/2034	5.00	246,587	258,810
1,695,000	PUBLIC FIN AUTH WI REVENUE(d)	11/15/2053	4.75	1,712,094	1,334,721
245,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(d)	11/15/2024	5.00	244,985	245,309
80,000	RACINE CNTY WI	3/1/2026	4.00	80,000	80,078
1,000,000	UNIV HOSPS & CLINICS AUTH WI(ac)	4/1/2054	5.00	1,102,120	1,121,527
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	514,184	424,879
330,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	3/15/2033	4.50	334,618	337,010
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	722,619	702,179
1,410,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2041	5.00	1,414,551	1,378,411
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2049	6.00	992,205	1,041,816
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	4/1/2057	5.13	1,500,000	1,427,796
				16,430,576	14,741,858	1.92%
	Sub-total Municipal Bonds:			742,088,772	707,828,718	92.41%
Short-Term Investments:
19,624,120	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.82%(ad)			19,624,120	19,624,120
	Sub-total Short-Term Investments:			19,624,120	19,624,120	2.56%
	Grand total			$796,159,873	758,939,699	99.08%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.

(b)	Security has converted to a fixed rate as of August 7, 2024, and will be going forward.
(c)	Security has converted to a fixed rate as of March 26, 2024, and will be going forward.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.

(e)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(f)
Restricted security that has been deemed illiquid. At September 30, 2024, the value of these restricted illiquid securities amounted to
$2,449,330 or 0.32% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 7.75%, 12/31/2040	8/12/2020	$1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.75%, 7/1/2030	8/12/2020	1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.00%, 7/1/2051	6/4/2021	400,000
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/2035	12/2/2015-1/21/2016	1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/2037	6/28/2017	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 8.13%, 12/31/2040	6/27/2017-4/12/2018	1,462,522

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
SECURITY	ACQUISITION DATE	ACQUISITION COST
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 7.25%, 5/15/2026	12/16/2013	$559,270
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.50%, 12/1/2037	10/27/2017	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 7/1/2056	3/26/2018-3/8/2022	104,505
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.75%, 12/31/2040	3/26/2018	443,916
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 1.96%, 1/1/2067	3/26/2018	704-5,754
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.32%, 1/1/2047	3/26/2018	60-488
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.21%, 1/1/2048	3/26/2018	53-485
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.11%, 1/1/2049	3/26/2018	52-481
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.01%, 1/1/2050	3/26/2018	50-474
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.92%, 1/1/2051	3/26/2018	49-519
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.83%, 1/1/2052	3/26/2018	64-516
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.75%, 1/1/2053	3/26/2018	63-509
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.67%, 1/1/2054	3/26/2018	61-505
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.60%, 1/1/2055	3/26/2018	60-498
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.53%, 1/1/2056	3/26/2018	59-491
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 1.55%, 1/1/2057	3/26/2018	845
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.40%, 1/1/2058	3/26/2018	63-481
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.35%, 1/1/2059	3/26/2018	61-477
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.29%, 1/1/2060	3/26/2018	60-473
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.24%, 1/1/2061	3/26/2018	59-466

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
SECURITY	ACQUISITION DATE	ACQUISITION COST
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.18%, 1/1/2062	3/26/2018	$58-463
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.14%, 1/1/2063	3/26/2018	56-456
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.09%, 1/1/2064	3/26/2018	55-452
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.04%, 1/1/2065	3/26/2018	54-449
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.00%, 1/1/2066	3/26/2018	58-442
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.47%, 1/1/2057	3/26/2018	488
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.44%, 1/1/2046	3/26/2018	495
PUBLIC FIN AUTH WI REVENUE, 6.25%, 11/1/2028	4/3/2017	1,250,000
PUBLIC FIN AUTH WI REVENUE, 6.13%, 1/1/2033	8/16/2018	988,170
SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE, 6.00%, 6/1/2031	6/16/2021	1,000,000

(g)	Security has converted to a fixed rate as of December 14, 2023, and will be going forward.
(h)	Variable or floating rate security. Rate as of September 30, 2024 is disclosed.
(i)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(j)	For step bonds, the coupon rate disclosed is the current rate in effect.
(k)	Security has converted to a fixed rate as of August 27, 2024, and will be going forward.
(l)	Security has converted to a fixed rate as of September 1, 2007, and will be going forward.
(m)	Security has converted to a fixed rate as of May 30, 2024, and will be going forward.
(n)	Security has converted to a fixed rate as of December 16, 2022, and will be going forward.
(o)	Security has converted to a fixed rate as of April 24, 2023, and will be going forward.
(p)	Security has converted to a fixed rate as of June 25, 2024, and will be going forward.
(q)	Security has converted to a fixed rate as of June 27, 2024, and will be going forward.
(r)	Zero coupon bond. Yield disclosed as of September 30, 2024.
(s)	Security has converted to a fixed rate as of June 21, 2023, and will be going forward.
(t)	Security has converted to a fixed rate as of August 1, 2024, and will be going forward.
(u)	When-Issued Security. Coupon rate is not in effect at September 30, 2024.
(v)	Security has converted to a fixed rate as of June 1, 2024, and will be going forward.
(w)
Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(x)	Security has converted to a fixed rate as of August 3, 2023, and will be going forward.
(y)	Security has converted to a fixed rate as of November 28, 2023, and will be going forward.
(z)	Security has converted to a fixed rate as of July 21, 2023, and will be going forward.
(aa)	Security has converted to a fixed rate as of July 1, 2024, and will be going forward.
(ab)	Security has converted to a fixed rate as of April 1, 2024, and will be going forward.
(ac)	Security has converted to a fixed rate as of July 25, 2024, and will be going forward.
(ad)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2023, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was
$20,108,356 with net sales of $484,236 during the nine months ended September 30, 2024.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
At September 30, 2024, the Clearwater Tax-Exempt Bond Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount (000s)	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation) (000s)
10-Year U.S. Treasury Note	384	$(43,884)	Short	12/24	$(103)
5-Year U.S. Treasury Note	234	(25,713)	Short	12/24	(50)
U.S. Treasury Long Bond	142	(17,635)	Short	12/24	(23)
Ultra 10-Year U.S. Treasury Note	150	(17,745)	Short	12/24	(53)
					$(229)
Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Tax-Exempt Bond Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Debt securities are valued at the price supplied by an independent pricing service provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Tax-Exempt Bond Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2024.
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$31,486,861	$—	$—	$31,486,861
Municipal Bonds
Alabama	—	8,144,066	—	8,144,066
Alaska	—	9,170	—	9,170
Arizona	—	7,658,761	—	7,658,761
Arkansas	—	1,995,856	—	1,995,856
California	—	34,853,051	—	34,853,051
Colorado	—	21,134,546	—	21,134,546
Connecticut	—	3,896,626	—	3,896,626
Delaware	—	2,639,914	—	2,639,914

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
	Level 1	Level 2	Level 3	Total
District of Columbia	$—	$8,342,564	$—	$8,342,564
Florida	—	102,682,985	—	102,682,985
Georgia	—	11,650,177	—	11,650,177
Guam	—	1,507,136	—	1,507,136
Idaho	—	7,812,446	—	7,812,446
Illinois	—	29,432,287	—	29,432,287
Indiana	—	11,336,256	—	11,336,256
Iowa	—	7,631,023	—	7,631,023
Kansas	—	2,300,296	—	2,300,296
Kentucky	—	6,519,176	—	6,519,176
Louisiana	—	13,934,759	—	13,934,759
Maine	—	1,546,156	—	1,546,156
Maryland	—	4,279,836	—	4,279,836
Massachusetts	—	13,677,084	—	13,677,084
Michigan	—	28,977,074	—	28,977,074
Minnesota	—	10,047,754	—	10,047,754
Mississippi	—	1,306,856	—	1,306,856
Missouri	—	18,377,816	—	18,377,816
Montana	—	2,079,702	—	2,079,702
Nebraska	—	2,810,311	—	2,810,311
Nevada	—	5,932,019	—	5,932,019
New Hampshire	—	5,101,336	—	5,101,336
New Jersey	—	20,755,323	—	20,755,323
New Mexico	—	13,057,256	—	13,057,256
New York	—	32,256,047	—	32,256,047
North Carolina	—	10,108,906	—	10,108,906
North Dakota	—	7,257,419	—	7,257,419
Ohio	—	24,566,928	—	24,566,928
Oklahoma	—	8,629,962	—	8,629,962
Oregon	—	3,938,143	—	3,938,143
Pennsylvania	—	14,895,159	—	14,895,159
Puerto Rico	—	6,822,428	—	6,822,428
Rhode Island	—	1,988,750	—	1,988,750
South Carolina	—	9,663,584	—	9,663,584
South Dakota	—	2,853,690	—	2,853,690
Tennessee	—	17,976,287	—	17,976,287
Texas	—	69,834,811	—	69,834,811
Utah	—	42,044,104	—	42,044,104
Vermont	—	322,502	—	322,502
Virgin Islands, U.S.	—	500,000	—	500,000
Virginia	—	13,238,996	—	13,238,996
Washington	—	7,878,683	—	7,878,683
West Virginia	—	6,880,843	—	6,880,843
Wisconsin	—	14,741,858	—	14,741,858
Short-Term Investments	19,624,120	—	—	19,624,120
Total	$51,110,981	$707,828,718	$—	$758,939,699
For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds and short-term investments (money market funds). Investments in closed-end funds securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board has designated to the Adviser the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Futures Contracts	$(229,328)	$—	$—	$(229,328)

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2024 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Argentina:
140,947	DESPEGAR.COM CORP.(b)	$1,758,432	1,747,743
		1,758,432	1,747,743	0.16%
Australia:
275,180	ADAIRS LTD.(c)	331,893	393,809
10,590	ANZ GROUP HOLDINGS LTD.	95,677	223,156
288	ASX LTD.	5,293	12,729
24,137	ATLASSIAN CORP., CLASS A(b)	4,283,590	3,833,197
286,800	BEACH ENERGY LTD.	352,735	240,909
21,446	BHP GROUP LTD. SP ADR(d)	1,082,699	1,332,011
49,300	BLUESCOPE STEEL LTD.	459,311	756,655
17,400	BRAMBLES LTD.	64,294	228,921
151,800	CEDAR WOODS PROPERTIES LTD.	545,697	589,802
971	COCHLEAR LTD.	35,893	189,367
11,330	COMMONWEALTH BANK OF AUSTRALIA	245,530	1,060,509
9,576	CSL LTD.	226,091	1,895,279
68,300	EAGERS AUTOMOTIVE LTD.	462,329	515,634
649,200	EMECO HOLDINGS LTD.(b)	351,482	341,107
97,180	FORTESCUE LTD.	212,026	1,389,394
19,923	GOODMAN GROUP	57,689	509,492
1,039,600	GRANGE RESOURCES LTD.	584,855	201,244
208,100	HELIA GROUP LTD.	425,619	584,112
56,399	HUB24 LTD.	787,896	2,275,931
7,819	MACQUARIE GROUP LTD.	175,414	1,256,115
174,400	METCASH LTD.	556,523	431,646
44,772	NATIONAL AUSTRALIA BANK LTD.	551,214	1,156,099
403,300	NEW HOPE CORP. LTD.	712,713	1,452,660
64,600	NICK SCALI LTD.	464,540	741,376
26,749	NORTHERN STAR RESOURCES LTD.	133,395	295,332
282,000	OCEANAGOLD CORP.	577,376	798,595
166,000	QANTAS AIRWAYS LTD.(b)	569,833	851,550
2,468	RAMSAY HEALTH CARE LTD.	49,765	71,014
18,171	RIO TINTO LTD.	570,958	1,622,198
20,500	SANTOS LTD.	45,732	99,492
5,884	SEEK LTD.	49,598	101,087
39,820	SONIC HEALTHCARE LTD.	470,951	749,630
57,859	SOUTH32 LTD.	37,235	150,803
297,819	STOCKLAND	734,663	1,078,901
75,800	SUPER RETAIL GROUP LTD.	517,213	952,187
13,099	TRANSURBAN GROUP	36,728	118,905
12,261	TREASURY WINE ESTATES LTD.	49,081	101,720
204,600	VENTIA SERVICES GROUP PTY. LTD.	440,716	643,598
8,635	WESFARMERS LTD.	249,487	420,453
4,945	WOODSIDE ENERGY GROUP LTD. ADR(d)	77,259	85,252
		17,680,993	29,751,871	2.68%
Austria:
18,200	BAWAG GROUP A.G.(b)(e)	714,959	1,409,036
1,727	ERSTE GROUP BANK A.G.	28,884	94,679
14,475	EUROTELESITES A.G.(b)	59,356	77,019
3,577	OMV A.G.	129,822	152,740
78	STRABAG S.E.	3,057	3,334
313	STRABAG S.E. (BEARER)	5,505	13,066
57,900	TELEKOM AUSTRIA A.G.	363,157	567,172
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	724,161
23,500	WIENERBERGER A.G.	561,499	776,923
		2,462,158	3,818,130	0.34%
Belgium:
7,120	AGEAS S.A./N.V.	106,908	379,796
93,849	AZELIS GROUP N.V.	1,791,852	2,056,975
3,549	D'IETEREN GROUP	491,961	750,213
102,700	ECONOCOM GROUP S.A./N.V.	381,201	228,641
18,000	FAGRON	333,246	372,683
36,321	GROUPE BRUXELLES LAMBERT N.V.	3,086,374	2,828,129
3,413	KBC GROUP N.V.	77,680	271,337
10,200	TESSENDERLO GROUP S.A.	441,457	290,098

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Belgium (Cont'd):
2,245	UCB S.A.	$107,034	404,842
4,564	WAREHOUSES DE PAUW CVA	120,972	121,625
		6,938,685	7,704,339	0.69%
Brazil:
129,000	CAMIL ALIMENTOS S.A.	274,164	204,119
166,952	CI&T, INC., CLASS A(b)	2,178,463	1,133,604
92,700	CIA DE SANEAMENTO DE MINAS GERAIS COPASA MG	404,662	392,057
307,200	EMBRAER S.A.(b)	2,303,521	2,705,065
534,206	GRUPO SBF S.A.	1,225,728	1,618,004
305,031	INTER & CO., INC.	1,867,915	2,031,506
471,017	NU HOLDINGS LTD., CLASS A(b)	4,745,433	6,429,382
235,400	ODONTOPREV S.A.	566,205	486,123
129,620	TELEFONICA BRASIL S.A. ADR(b)(d)	1,248,995	1,331,197
106,600	VIBRA ENERGIA S.A.	500,792	457,889
		15,315,878	16,788,946	1.51%
Canada:
3,840	AGNICO EAGLE MINES LTD.	146,646	309,350
99,791	ALIMENTATION COUCHE-TARD, INC.	2,870,812	5,516,931
7,866	ALTAGAS LTD.	135,598	194,724
31,200	ARTIS REAL ESTATE INVESTMENT TRUST	283,299	184,554
785	BANK OF MONTREAL	34,168	70,807
2,936	BANK OF NOVA SCOTIA (THE)	67,574	159,983
4,615	BROOKFIELD CORP.	148,257	245,287
11,000	BRP, INC. (SUB VOTING)	430,510	654,656
6,246	CANADIAN APARTMENT PROPERTIES REIT	244,556	253,960
25,292	CANADIAN IMPERIAL BANK OF COMMERCE	945,299	1,551,411
9,230	CANADIAN NATURAL RESOURCES LTD.	252,893	306,528
130,096	CANADIAN NATURAL RESOURCES LTD. (TORONTO EXCHANGE)	4,322,799	4,320,020
102,169	CANADIAN PACIFIC KANSAS CITY LTD.	2,966,811	8,739,536
9,100	CANADIAN TIRE CORP. LTD., CLASS A	967,543	1,090,627
14,699	CARGOJET, INC.	1,087,677	1,501,473
47,300	CASCADES, INC.	494,913	364,774
13,725	CCL INDUSTRIES, INC., CLASS B	551,253	836,723
30,600	CELESTICA, INC.(b)	977,324	1,564,334
69,918	CELESTICA, INC. (NEW YORK EXCHANGE)(b)	1,975,578	3,574,208
42,208	CENOVUS ENERGY, INC.	703,458	706,140
44,186	CI FINANCIAL CORP.	635,497	601,475
307	CONSTELLATION SOFTWARE, INC.	271,176	998,780
70,764	DOCEBO, INC.(b)	2,659,095	3,122,626
6,582	DOLLARAMA, INC.	86,132	674,236
106,100	DUNDEE PRECIOUS METALS, INC.	848,219	1,074,768
29,800	EMPIRE CO. LTD.	807,576	910,669
22,100	ENBRIDGE, INC.	881,446	897,481
332	FAIRFAX FINANCIAL HOLDINGS LTD.	109,228	419,200
27,400	FINNING INTERNATIONAL, INC.	794,187	899,321
19,500	IA FINANCIAL CORP., INC.	882,358	1,616,289
7,356	IMPERIAL OIL LTD.	425,702	518,230
415	INTACT FINANCIAL CORP.	33,776	79,689
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	13,019
42,876	KINROSS GOLD CORP.	152,204	401,319
2,635	LOBLAW COS. LTD.	101,823	350,853
921	LUMINE GROUP, INC.(b)	9,604	21,519
14,440	MANULIFE FINANCIAL CORP.	232,014	426,702
3,000	METRO, INC.	54,328	189,634
73,700	MULLEN GROUP LTD.	791,421	775,445
19,328	NATIONAL BANK OF CANADA	618,005	1,825,545
3,028	ONEX CORP.	138,833	212,091
11,593	OPEN TEXT CORP.	334,128	385,815
7,809	PARKLAND CORP.	166,853	201,281
23,037	PEMBINA PIPELINE CORP.	732,001	950,046
27,600	PIZZA PIZZA ROYALTY CORP.	176,819	267,745
2,253	POWER CORP. OF CANADA	51,403	71,066
117,547	PRAIRIESKY ROYALTY LTD.(c)	1,900,838	2,389,269
41,090	QUEBECOR, INC., CLASS B	926,060	1,072,785
3,916	RESTAURANT BRANDS INTERNATIONAL, INC.	219,594	282,422
3,754	ROGERS COMMUNICATIONS, INC., CLASS B	149,916	150,948

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
1,340	ROYAL BANK OF CANADA	$144,008	167,138
16,691	SHOPIFY, INC., CLASS A(b)	464,706	1,337,617
147,963	SUNCOR ENERGY, INC.	3,330,000	5,461,432
7,968	TC ENERGY CORP.	331,526	378,878
9,096	TELUS CORP.	177,914	152,631
1,358	TFI INTERNATIONAL, INC.	127,516	186,010
4,546	THOMSON REUTERS CORP.	554,488	775,548
1,914	TORONTO-DOMINION BANK (THE)	108,744	121,080
416	TRISURA GROUP LTD.(b)	490	13,285
31,500	WAJAX CORP.	462,770	593,922
29,220	WASTE CONNECTIONS, INC.	4,147,615	5,225,120
		44,649,814	68,358,955	6.15%
Chile:
206,700	CENCOSUD S.A.	279,501	417,169
		279,501	417,169	0.04%
China:
654,000	3SBIO, INC.(b)(e)	426,195	577,961
598,876	ALIBABA GROUP HOLDING LTD.	8,561,629	8,474,097
381,262	ANHUI CONCH CEMENT CO. LTD., CLASS H	1,956,984	1,120,659
584,000	ANHUI EXPRESSWAY CO. LTD., CLASS H	716,280	709,167
1,590,000	AVICHINA INDUSTRY & TECHNOLOGY CO. LTD., CLASS H	699,827	777,221
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	178,053
839,000	CHINA FEIHE LTD.(e)	457,946	634,604
529,000	CHINA NONFERROUS MINING CORP. LTD.	465,030	436,192
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	329,834	559,202
22,300	CLOUD MUSIC, INC.(b)	373,192	381,523
233,500	HENGAN INTERNATIONAL GROUP CO. LTD.	1,551,460	804,981
115,613	KANZHUN LTD. ADR(d)	1,871,590	2,007,042
119,300	MEITUAN, CLASS B(b)	2,644,510	2,639,567
187,500	NETDRAGON WEBSOFT HOLDINGS LTD.	425,716	281,231
289,500	SINOTRUK HONG KONG LTD.	559,233	869,560
450,000	TRAVELSKY TECHNOLOGY LTD., CLASS H	660,885	669,167
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	352,186	288,310
		22,229,941	21,408,537	1.93%
Denmark:
75,620	ALK-ABELLO A/S(b)	1,008,510	1,940,031
44	AP MOLLER - MAERSK A/S, CLASS A	34,206	71,290
65	AP MOLLER - MAERSK A/S, CLASS B	50,354	109,295
1,300	CARLSBERG A/S, CLASS B	50,752	154,838
2,288	COLOPLAST A/S, CLASS B	117,799	298,960
22,200	D/S NORDEN A/S	318,701	922,935
12,005	DANSKE BANK A/S	141,793	361,232
3,896	DEMANT A/S(b)	70,444	152,197
2,447	DSV A/S	121,246	505,182
27,000	MATAS A/S	379,536	502,378
14,281	NOVO NORDISK A/S ADR(d)	1,468,941	1,700,439
127,447	NOVO NORDISK A/S, CLASS B	7,541,477	14,974,173
2,460	NOVONESIS (NOVOZYMES), CLASS B	38,505	177,138
2,802	PANDORA A/S	27,668	461,313
12,200	PER AARSLEFF HOLDING A/S	552,758	736,021
245	ROCKWOOL A/S, CLASS B	37,155	115,026
40,800	SPAR NORD BANK A/S	620,980	778,646
218	SVITZER GROUP A/S(b)	3,320	9,115
16,220	VESTAS WIND SYSTEMS A/S(b)	150,564	358,114
		12,734,709	24,328,323	2.19%
Egypt:
159,800	ABOU KIR FERTILIZERS & CHEMICAL INDUSTRIES	416,952	210,573
635,500	EASTERN CO. S.A.E.	336,539	342,233
		753,491	552,806	0.05%
Finland:
158,797	AMER SPORTS, INC.(b)	2,545,889	2,532,812
9,600	CARGOTEC OYJ, CLASS B	305,706	560,814
9,600	KALMAR OYJ, CLASS B(b)	217,018	311,344
27,200	KEMIRA OYJ	447,150	678,825
5,584	KESKO OYJ, CLASS B	30,705	119,126

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Finland (Cont'd):
3,256	KONE OYJ, CLASS B	$35,674	194,631
23,500	KONECRANES OYJ	864,459	1,763,118
21,225	NESTE OYJ	67,704	411,812
380,602	NOKIA OYJ	1,454,746	1,662,470
645,633	NOKIA OYJ ADR(c)(d)	2,783,858	2,821,416
46,541	NORDEA BANK ABP	419,121	548,088
4,063	SAMPO OYJ, CLASS A(b)	33,362	189,034
15,829	STORA ENSO OYJ (REGISTERED)	75,698	202,631
11,934	UPM-KYMMENE OYJ	99,929	399,460
38,449	VALMET OYJ	999,027	1,230,914
		10,380,046	13,626,495	1.23%
France:
4,852	AIR LIQUIDE S.A.	515,407	935,778
10,358	AIRBUS S.E.	325,383	1,512,968
21,399	AXA S.A.	257,534	822,515
15,160	BNP PARIBAS S.A.	712,479	1,038,678
18,366	CAPGEMINI S.E.	2,776,692	3,965,136
17,497	CIE DE SAINT-GOBAIN	382,786	1,591,643
8,124	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	78,557	329,716
37,390	COFACE S.A.	449,179	611,408
11,447	COVIVIO S.A.	483,830	695,089
43,315	CREDIT AGRICOLE S.A.	349,095	661,766
180,955	DANONE S.A.	11,213,073	13,161,440
305	DASSAULT SYSTEMES S.E.	9,968	12,097
1,853	EDENRED	30,825	70,172
26,507	ENGIE S.A.	331,812	457,790
591	ESSILORLUXOTTICA S.A.	53,785	140,192
2,068	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	286,293	489,404
2,901	EURAZEO S.E.	76,265	238,157
139,123	EXOSENS SAS(b)	3,005,335	3,128,268
19,782	GAZTRANSPORT ET TECHNIGAZ S.A.	2,473,705	2,789,976
9,197	GETLINK S.E.	70,409	164,007
376	HERMES INTERNATIONAL S.C.A.	464,612	923,309
3,399	INFOTEL S.A.	145,404	162,316
8,900	IPSEN S.A.	736,413	1,094,727
9,500	KAUFMAN & BROAD S.A.	362,957	329,409
1,026	KERING S.A.	174,510	293,346
671	KLEPIERRE S.A.	8,398	21,989
4,848	LEGRAND S.A.	109,851	557,464
17,746	L'OREAL S.A.	5,506,341	7,942,080
3,788	LVMH MOET HENNESSY LOUIS VUITTON S.E.	267,174	2,903,138
58,600	MERCIALYS S.A.	617,151	790,595
14,296	MERSEN S.A.	465,081	451,946
2,734	PERNOD RICARD S.A.	171,347	412,679
65,754	PLANISWARE S.A.(b)	1,930,540	2,036,625
96,400	PLUXEE N.V.(b)	2,464,845	2,032,192
3,242	PUBLICIS GROUPE S.A.	158,840	354,387
2,858	RENAULT S.A.	56,206	124,042
37,800	REXEL S.A.	752,778	1,092,742
78,420	SAFRAN S.A.	11,427,816	18,427,600
10,732	SANOFI S.A. ADR(d)	417,775	618,485
278	SCHNEIDER ELECTRIC S.E.	8,838	73,101
29,175	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	3,152,006	7,670,867
14,443	SOCIETE GENERALE S.A.	201,715	359,326
4,719	SODEXO S.A.(b)	304,678	386,880
7,150	SODEXO S.A.(b)	475,096	586,182
21,706	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	1,215,448	1,779,534
14,791	SOITEC(b)	1,335,734	1,475,228
51,800	TELEVISION FRANCAISE 1	458,222	459,848
1,413	THALES S.A.	81,763	224,214
13,711	TOTALENERGIES S.E. ADR(d)	688,373	886,005
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	444,073
10,500	VICAT S.A.	406,419	412,589
7,810	VINCI S.A.	316,569	912,404

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
22,858	VIVENDI S.E.	$196,031	264,113
		59,105,118	89,319,635	8.04%
Georgia:
11,300	TBC BANK GROUP PLC	401,480	400,350
		401,480	400,350	0.04%
Germany:
3,492	ADIDAS A.G.	145,098	924,746
7,853	ALLIANZ S.E. (REGISTERED)	680,763	2,578,762
9,733	BASF S.E.	392,845	515,225
3,104	BAYERISCHE MOTOREN WERKE A.G.	225,884	273,584
828	BEIERSDORF A.G.	35,556	124,566
78,954	BRENNTAG S.E.	5,479,107	5,886,715
5,205	DAIMLER TRUCK HOLDING A.G.	126,102	194,850
59,502	DELIVERY HERO S.E.(b)(e)	1,502,588	2,399,019
14,087	DEUTSCHE BANK A.G. (REGISTERED)	136,469	243,846
4,525	DEUTSCHE BOERSE A.G.	273,152	1,061,297
22,387	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	128,838	163,974
54,300	DEUTSCHE PFANDBRIEFBANK A.G.(b)(e)	673,490	360,851
17,828	DEUTSCHE POST A.G.	210,542	794,405
44,230	DEUTSCHE TELEKOM A.G. (REGISTERED)	728,220	1,299,302
23,600	FREENET A.G.	557,311	701,944
49,183	FRESENIUS MEDICAL CARE A.G.	3,285,510	2,090,828
6,137	FRESENIUS S.E. & CO. KGAA(b)	142,558	233,839
17,800	GFT TECHNOLOGIES S.E.	540,241	463,649
2,246	HANNOVER RUECK S.E.	94,321	640,285
4,440	HEIDELBERG MATERIALS A.G.	183,098	482,377
20,563	INFINEON TECHNOLOGIES A.G.	112,405	720,110
6,898	JOST WERKE S.E.(e)	220,852	353,211
1,916	KION GROUP A.G.	36,282	75,309
8,791	MERCEDES-BENZ GROUP A.G.	481,778	567,962
2,159	MERCK KGAA	96,589	379,720
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	1,700,761
7,761	PUBLITY A.G.(b)(c)	253,482	3,888
662	RHEINMETALL A.G.	105,250	358,431
3,230	RWE A.G.	68,611	117,500
5,716	SAP S.E. ADR(d)	742,068	1,309,536
58,041	SCOUT24 S.E.(e)	3,766,151	4,990,994
12,193	SIEMENS A.G. (REGISTERED)	724,684	2,461,262
24,300	UNITED INTERNET A.G. (REGISTERED)	842,800	499,605
404	VOLKSWAGEN A.G.	40,235	45,106
		23,415,703	35,017,459	3.15%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	116,319
		54,075	116,319	0.01%
Hong Kong:
220,400	AIA GROUP LTD.	733,244	1,974,679
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	147,340
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	469,729
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	451,359
48,544	CK ASSET HOLDINGS LTD.	130,843	213,563
2,000	CLP HOLDINGS LTD.	13,542	17,713
998,000	FIRST PACIFIC CO. LTD.	376,906	552,030
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	90,419
608,500	GRAND PHARMACEUTICAL GROUP LTD.	389,449	407,031
25,331	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	80,811
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	495,142
134,000	KINGBOARD HOLDINGS LTD.	630,206	339,574
40,500	LINK REIT	84,196	204,484
16,500	MTR CORP. LTD.	38,268	62,295
388,000	PAX GLOBAL TECHNOLOGY LTD.	368,074	259,537
2,786,000	SINOFERT HOLDINGS LTD.(b)	377,076	419,306
1,024,000	SSY GROUP LTD.	465,746	566,412
49,500	SWIRE PACIFIC LTD., CLASS A	316,208	422,802
7,000	TECHTRONIC INDUSTRIES CO. LTD.	44,938	106,344

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont'd):
892,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	$611,829	1,158,911
469,800	VALUETRONICS HOLDINGS LTD.	216,550	233,941
626,000	VSTECS HOLDINGS LTD.	568,356	376,863
418,000	XINYI GLASS HOLDINGS LTD.	481,711	497,910
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	174,536
		7,530,192	9,722,731	0.88%
India:
93,900	AMARA RAJA ENERGY & MOBILITY LTD.	730,323	1,597,789
511,000	CESC LTD.	527,922	1,228,211
115,100	CHAMBAL FERTILISERS AND CHEMICALS LTD.	693,702	727,193
56,600	CHENNAI PETROLEUM CORP. LTD.	628,362	631,135
70,200	FIRSTSOURCE SOLUTIONS LTD.	37,448	260,649
295,800	GUJARAT STATE FERTILIZERS & CHEMICALS LTD.	528,092	770,304
461,517	HCL TECHNOLOGIES LTD.	3,730,252	9,891,627
218,282	ICICI BANK LTD. ADR(d)	4,861,195	6,515,718
368,800	JAMMU & KASHMIR BANK (THE) LTD.	496,169	471,907
19,834	LG BALAKRISHNAN & BROS. LTD.	166,156	327,753
108,100	LIC HOUSING FINANCE LTD.	554,741	854,532
69,600	MAHARASHTRA SEAMLESS LTD.	598,258	533,454
565,987	MUTHOOT MICROFIN LTD.(b)	1,924,030	1,587,036
12,169	NATCO PHARMA LTD.	147,832	206,202
194,300	NAVA LTD.	293,322	2,664,977
454,600	NMDC LTD.	552,018	1,328,573
454,600	NMDC STEEL LTD.(b)	218,274	292,665
273,150	OIL INDIA LTD.	563,046	1,892,627
78,948	PB FINTECH LTD.(b)	1,088,928	1,526,133
199,800	PETRONET LNG LTD.	538,925	814,328
56,089	POLY MEDICURE LTD.	1,654,915	1,549,285
460,200	REDINGTON LTD.	919,384	1,014,127
		21,453,294	36,686,225	3.30%
Indonesia:
4,097,000	ADARO ENERGY INDONESIA TBK PT	470,816	1,031,015
7,200,400	AKR CORPORINDO TBK PT	672,605	737,161
9,998,400	BANK SYARIAH INDONESIA TBK PT	1,486,567	1,987,793
8,194,900	ERAJAYA SWASEMBADA TBK PT	345,258	245,739
1,094,700	INDOFOOD SUKSES MAKMUR TBK PT	488,225	509,751
1,324,000	MATAHARI DEPARTMENT STORE TBK PT	151,981	141,233
		3,615,452	4,652,692	0.42%
Ireland:
90,100	DALATA HOTEL GROUP PLC	399,714	411,209
3,568	DCC PLC	188,706	243,044
123,794	EXPERIAN PLC	2,083,675	6,506,056
2,158	FLUTTER ENTERTAINMENT PLC(b)	240,212	507,063
34,872	ICON PLC(b)	6,150,551	10,019,074
920	KERRY GROUP PLC, CLASS A	50,283	95,395
17,539	RYANAIR HOLDINGS PLC	235,787	321,357
		9,348,928	18,103,198	1.63%
Israel:
48,641	BANK HAPOALIM B.M.	229,967	486,553
35,900	HAREL INSURANCE INVESTMENTS & FINANCIAL SERVICES LTD.	422,925	348,513
115,300	ICL GROUP LTD.	461,518	491,152
15,382	ITURAN LOCATION AND CONTROL LTD.	400,453	408,238
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	1,133,588
21,265	MONDAY.COM LTD.(b)	4,710,573	5,906,779
5,800	RAMI LEVY CHAIN STORES HASHIKMA MARKETING 2006 LTD.	397,897	323,614
		7,098,375	9,098,437	0.82%
Italy:
416,800	A2A S.P.A.	806,512	962,255
42,000	BANCA IFIS S.P.A.	804,497	1,023,875
25,272	BANCA MEDIOLANUM S.P.A.	87,322	318,449
51,325	ENEL S.P.A.	241,364	409,925
1	ENI S.P.A.	-	15
1,191	ENI S.P.A. ADR(d)	30,752	36,099

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont'd):
1,211	FERRARI N.V.	$46,128	569,303
22,213	FERRARI N.V. (CBOE EXCHANGE)	3,423,744	10,377,671
375,900	IREN S.P.A.	999,472	851,093
2,133	IVECO GROUP N.V.	4,835	21,412
32,970	LEONARDO S.P.A.	238,716	734,745
44,692	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	349,727	762,402
121,800	MFE-MEDIAFOREUROPE N.V., CLASS A	475,447	420,303
244,500	PIAGGIO & C S.P.A.	596,766	716,339
104,200	PIRELLI & C S.P.A.(e)	506,260	632,147
34,652	TERNA - RETE ELETTRICA NAZIONALE	130,368	311,977
63,644	UNICREDIT S.P.A.	671,591	2,788,826
71,681	UNIPOL GRUPPO S.P.A.	376,844	851,378
		9,790,345	21,788,214	1.96%
Japan:
17,000	ADEKA CORP.	215,289	344,968
4,700	AEON CO. LTD.	52,433	127,502
400	AEON REIT INVESTMENT CORP.	470,169	365,420
6,900	AISIN CORP.	37,584	75,709
15,000	AJINOMOTO CO., INC.	116,767	578,814
23,000	ARCS CO. LTD.	480,595	409,831
16,500	ASAHI GROUP HOLDINGS LTD.	83,346	215,657
13,000	ASAHI KASEI CORP.	46,220	97,867
22,100	ASAHI YUKIZAI CORP.(c)	276,792	625,827
37,000	ASTELLAS PHARMA, INC.	236,149	423,997
4,500	BANDAI NAMCO HOLDINGS, INC.	14,652	102,571
13,800	BRIDGESTONE CORP.	205,726	528,092
32,100	BROTHER INDUSTRIES LTD.	541,898	620,894
24,700	BUNKA SHUTTER CO. LTD.	178,038	310,200
32,500	CHIBA BANK (THE) LTD.	178,628	260,611
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	651,118
55,900	CONCORDIA FINANCIAL GROUP LTD.	180,730	308,038
28,400	CREDIT SAISON CO. LTD.	361,395	707,604
55,000	CRESCO LTD.	342,183	521,204
150,000	DAI NIPPON PRINTING CO. LTD.	2,560,440	2,663,420
10,600	DAI-ICHI LIFE HOLDINGS, INC.	182,119	271,555
29,100	DAIICHI SANKYO CO. LTD.	150,922	953,431
4,500	DAIKIN INDUSTRIES LTD.	124,473	628,544
29,500	DAITRON CO. LTD.	489,565	579,635
7,400	DAIWA HOUSE INDUSTRY CO. LTD.	74,451	231,950
17,400	DAIWABO HOLDINGS CO. LTD.	139,125	328,993
32,800	DENSO CORP.	185,234	485,068
3,300	DENTSU GROUP, INC.	56,753	101,187
40,800	ELEMATEC CORP.	418,802	490,537
20,400	EXEDY CORP.	319,517	453,491
13,000	FANUC CORP.(c)	182,941	378,988
3,900	FAST RETAILING CO. LTD.	188,734	1,286,749
34,200	FJ NEXT HOLDINGS CO. LTD.	337,056	288,639
4,700	FUJI ELECTRIC CO. LTD.	61,631	281,886
26,100	FUJIFILM HOLDINGS CORP.	163,215	669,729
24,000	FUJITSU LTD.	131,326	490,186
11,900	FUKUDA DENSHI CO. LTD.	584,189	637,537
16,400	FURUNO ELECTRIC CO. LTD.	146,348	184,853
11,100	GENDA, INC.(b)	193,915	195,626
28,100	GUNGHO ONLINE ENTERTAINMENT, INC.	437,266	602,373
109,800	GUNMA BANK (THE) LTD.	500,229	670,603
6,000	HAMAMATSU PHOTONICS K.K.	52,686	78,295
23,400	HANWA CO. LTD.	846,909	809,170
141	HIROSE ELECTRIC CO. LTD.	11,109	17,865
95,000	HITACHI LTD.	295,895	2,499,182
10,500	HORIBA LTD.	551,352	682,637
20,100	HOSOKAWA MICRON CORP.(c)	606,302	573,387
5,300	HOYA CORP.	112,594	729,591
39,700	IDOM, INC.	235,556	296,939
40,800	INNOTECH CORP.	377,287	399,129
15,200	INPEX CORP.	144,096	204,958
108,100	INTEGRAL CORP.	1,647,723	3,046,130
18,200	ITOCHU CORP.	192,005	972,271

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
21,720	ITOHAM YONEKYU HOLDINGS, INC.	$686,193	584,086
61,900	IYOGIN HOLDINGS, INC.	521,578	585,299
21,900	JACCS CO. LTD.	467,646	585,879
82,800	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	885,182	1,791,672
14,000	JAPAN EXCHANGE GROUP, INC.	56,090	180,741
52,800	JAPAN LIFELINE CO. LTD.	391,231	450,026
79,500	JAPAN PETROLEUM EXPLORATION CO. LTD.	536,302	576,372
14,300	JAPAN TOBACCO, INC.	255,669	415,792
59,500	JEOL LTD.	2,854,964	2,301,343
110,400	JVCKENWOOD CORP.	611,756	1,033,140
37,800	KAGA ELECTRONICS CO. LTD.	477,103	736,406
3,500	KAJIMA CORP.	15,004	65,154
26,900	KANAMOTO CO. LTD.	620,666	556,810
12,300	KANEKA CORP.	387,968	333,934
2,000	KANSAI PAINT CO. LTD.	10,449	35,512
4,000	KAO CORP.	75,208	197,850
29,762	KDDI CORP.	238,488	951,307
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	71,286
3,924	KEYENCE CORP.	180,512	1,866,374
30,000	KIKKOMAN CORP.	52,867	339,816
67,600	KITZ CORP.	466,295	489,627
8,600	KOMATSU LTD.	167,839	237,312
22,400	KOMERI CO. LTD.	432,959	576,657
2,300	KONAMI GROUP CORP.	50,313	232,760
21,000	KUBOTA CORP.	129,773	296,754
20,700	KUREHA CORP.	316,117	409,463
1,600	KYOCERA CORP.	11,033	18,480
193,000	KYOTO FINANCIAL GROUP, INC.	3,347,899	2,960,296
5,000	KYOWA KIRIN CO. LTD.	54,616	87,911
122,800	LIFEDRINK CO., INC.	1,663,090	1,637,903
115,000	M&A RESEARCH INSTITUTE HOLDINGS, INC.(b)	2,979,800	2,388,415
19,100	MARUBENI CORP.	186,544	310,969
6,500	MARUI GROUP CO. LTD.	32,287	108,111
7,700	MAZDA MOTOR CORP.	38,348	57,325
396,100	MEBUKI FINANCIAL GROUP, INC.	843,829	1,583,298
4,800	MEIJI HOLDINGS CO. LTD.	38,749	119,896
7,900	MELCO HOLDINGS, INC.	108,950	125,982
125,400	MERCARI, INC.(b)	1,834,582	2,187,356
8,700	MINEBEA MITSUMI, INC.	84,406	170,580
597	MIRAI CORP.	328,940	181,312
48,300	MIRAIT ONE CORP.	598,489	713,788
4,500	MITSUBISHI CHEMICAL GROUP CORP.	14,284	28,771
52,500	MITSUBISHI CORP.	230,376	1,078,492
19,400	MITSUBISHI ELECTRIC CORP.	185,711	310,926
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	163,790
12,900	MITSUBISHI HC CAPITAL, INC.	33,945	90,697
525,600	MITSUBISHI HEAVY INDUSTRIES LTD.	6,167,320	7,743,663
21,200	MITSUBISHI SHOKUHIN CO. LTD.	523,817	775,871
33,200	MITSUI & CO. LTD.(c)	187,177	734,107
7,400	MITSUI CHEMICALS, INC.	87,469	195,909
4,800	MITSUI OSK LINES LTD.	108,940	164,514
24,000	MITSUI-SOKO HOLDINGS CO. LTD.	510,010	1,036,980
90,700	MONEY FORWARD, INC.(b)	3,329,455	3,696,155
20,400	MUGEN ESTATE CO. LTD.	117,733	230,649
32,400	MURATA MANUFACTURING CO. LTD.	162,615	632,671
20,200	NANTO BANK (THE) LTD.	470,557	423,044
4,500	NEC CORP.	151,340	430,510
16,700	NICHIAS CORP.	297,341	661,145
12,000	NIDEC CORP.	70,097	250,979
33,200	NIKKON HOLDINGS CO. LTD.	337,754	437,392
61,100	NINTENDO CO. LTD.	1,922,660	3,246,197
16,500	NIPPON EXPRESS HOLDINGS, INC.	839,922	865,726
760,000	NIPPON TELEGRAPH & TELEPHONE CORP.(c)	342,697	776,260
9,300	NIPPON YUSEN K.K.	39,009	337,770
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	691,521
5,000	NISSAN CHEMICAL CORP.	50,851	178,327
38,300	NISSAN MOTOR CO. LTD.	123,834	107,259

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
3,600	NISSIN FOODS HOLDINGS CO. LTD.	$43,959	100,367
3,000	NITERRA CO. LTD.	28,359	83,388
2,700	NITORI HOLDINGS CO. LTD.	87,310	409,438
16,000	NITTO DENKO CORP.	77,639	265,897
7,000	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	339,955
24,800	NOMURA REAL ESTATE HOLDINGS, INC.	548,769	661,046
9,801	NOMURA RESEARCH INSTITUTE LTD.	43,930	361,421
16,000	NSW, INC.	308,868	336,754
7,000	NTT DATA GROUP CORP.	36,520	125,389
27,100	OBAYASHI CORP.(c)	184,757	341,849
51,100	OKAMURA CORP.	721,626	702,903
33,200	OLYMPUS CORP.	211,415	627,964
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	66,498
24,000	ORIENTAL LAND CO. LTD.	113,097	617,513
24,900	PANASONIC HOLDINGS CORP.	190,748	215,347
41,000	PERSOL HOLDINGS CO. LTD.	37,131	73,257
140,900	PLUS ALPHA CONSULTING CO. LTD.(c)	2,806,040	2,140,092
33,600	RAITO KOGYO CO. LTD.	446,320	506,133
183,200	RAKUS CO. LTD.	2,314,711	2,850,769
2,400	RECRUIT HOLDINGS CO. LTD.	31,274	145,361
45,300	RESONA HOLDINGS, INC.	172,185	314,429
26,600	RION CO. LTD.	502,380	392,916
1,600	ROHM CO. LTD.	13,823	17,879
43,200	SAKATA INX CORP.	465,522	484,225
47,600	SAN-AI OBBLI CO. LTD.	637,178	644,161
13,620	SBI HOLDINGS, INC.	110,355	312,248
2,400	SECOM CO. LTD.	44,072	88,402
12,700	SEKISUI CHEMICAL CO. LTD.	64,585	197,182
6,000	SEKISUI HOUSE LTD.	44,394	165,900
235,100	SENSHU IKEDA HOLDINGS, INC.(c)	595,691	531,623
247,897	SEVEN & I HOLDINGS CO. LTD.	2,940,700	3,703,147
15,600	SHIBAURA MECHATRONICS CORP.	411,582	850,958
7,900	SHIMADAYA CORP.(b)	107,815	-
4,000	SHIMADZU CORP.	25,419	132,865
1,500	SHIMANO, INC.	58,204	283,562
21,100	SHINAGAWA REFRACTORIES CO. LTD.	244,548	249,427
46,000	SHIN-ETSU CHEMICAL CO. LTD.	461,684	1,912,973
12,000	SHIONOGI & CO. LTD.	67,679	171,452
1,000	SHISEIDO CO. LTD.	14,042	26,961
28,900	SHIZUOKA FINANCIAL GROUP, INC.	174,482	250,242
900	SMC CORP.	106,941	398,574
36,800	SOFTBANK GROUP CORP.	412,233	2,157,687
56,500	SOJITZ CORP.	1,266,305	1,322,821
17,100	SOMPO HOLDINGS, INC.	114,918	380,846
11,100	SONY GROUP CORP. ADR(d)	774,356	1,071,927
20,300	STARTS CORP., INC.	452,981	490,816
5,700	SUBARU CORP.	26,572	98,434
17,900	SUMITOMO CORP.	237,245	397,792
40,400	SUMITOMO HEAVY INDUSTRIES LTD.	1,122,628	966,958
1,600	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	36,088	53,502
51,400	SUMITOMO RUBBER INDUSTRIES LTD.	619,521	560,581
23,200	SUZUKI MOTOR CORP.	104,611	257,060
7,800	SYSMEX CORP.	51,707	153,422
20,100	T RAD CO. LTD.	425,712	476,890
2,200	TAISEI CORP.	19,821	95,822
18,000	TDK CORP.(c)	62,321	228,311
23,200	TERUMO CORP.	117,165	435,832
328,688	TIMEE, INC.(b)(c)	3,249,009	3,005,017
51,400	TOAGOSEI CO. LTD.	437,472	577,747
43,200	TOKIO MARINE HOLDINGS, INC.	359,676	1,572,303
32,700	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(b)	107,478	144,906
9,900	TOKYO ELECTRON LTD.	135,391	1,742,014
8,200	TOKYO GAS CO. LTD.	148,002	190,387
51,200	TOKYO STEEL MANUFACTURING CO. LTD.	317,332	706,772
3,000	TOTO LTD.	30,029	111,400
1,000	TOYO SUISAN KAISHA LTD.	25,714	65,048
33,300	TOYOTA BOSHOKU CORP.(c)	638,507	432,801

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
4,000	TOYOTA INDUSTRIES CORP.	$101,266	306,836
5,100	TOYOTA TSUSHO CORP.	14,142	91,727
32,900	TPR CO. LTD.(c)	424,011	503,372
21,900	TRANSCOSMOS, INC.	679,057	540,167
40,200	TSUBAKIMOTO CHAIN CO.	454,524	525,558
50,900	TSUGAMI CORP.	536,991	524,848
23,300	TV TOKYO HOLDINGS CORP.	481,997	604,689
6,300	UNICHARM CORP.	42,706	227,190
1,600	USS CO. LTD.	3,505	15,101
19,000	VALOR HOLDINGS CO. LTD.	422,334	291,230
2,600	YAKULT HONSHA CO. LTD.	22,252	60,041
45,200	YAMABIKO CORP.	608,462	799,118
83,700	YAMAGUCHI FINANCIAL GROUP, INC.	555,179	902,370
13,800	YAMAHA MOTOR CO. LTD.	46,377	122,901
5,000	YASKAWA ELECTRIC CORP.	48,019	173,874
15,300	YUASA TRADING CO. LTD.	465,442	530,137
		88,619,831	130,319,499	11.73%
Jordan:
29,800	HIKMA PHARMACEUTICALS PLC	629,055	761,364
		629,055	761,364	0.07%
Lithuania:
1,037,575	BALTIC CLASSIFIEDS GROUP PLC	2,468,045	4,203,173
		2,468,045	4,203,173	0.38%
Macau:
4,800	SANDS CHINA LTD.(b)	9,373	12,300
		9,373	12,300	0.00%
Malaysia:
274,300	RHB BANK BHD.	377,864	411,101
		377,864	411,101	0.04%
Mexico:
201,200	BANCO DEL BAJIO S.A.(e)	360,811	470,250
245,222	CONTROLADORA VUELA CIA DE AVIACION S.A.B. DE C.V. ADR(b)(d)	1,818,901	1,552,255
262,000	FIBRA MACQUARIE MEXICO(e)	434,602	418,881
82,067	GRUMA S.A.B. DE C.V., CLASS B	922,702	1,523,929
128,278	GRUPO AEROPORTUARIO DEL CENTRO NORTE S.A.B. DE C.V.	1,169,879	1,083,881
186,700	MEGACABLE HOLDINGS S.A.B. DE C.V. - CPO	409,781	387,054
372,779	PROLOGIS PROPERTY MEXICO S.A. DE C.V.	1,277,774	1,219,436
39,900	PROMOTORA Y OPERADORA DE INFRAESTRUCTURA S.A.B. DE C.V.	362,988	375,534
172,529	QUALITAS CONTROLADORA S.A.B. DE C.V.	833,133	1,349,126
		7,590,571	8,380,346	0.75%
Netherlands:
4,673	ADYEN N.V.(b)(e)	5,489,743	7,295,975
143,900	AEGON LTD.	363,250	923,931
459	AKZO NOBEL N.V.	18,664	32,342
13,610	ASM INTERNATIONAL N.V.	4,082,496	8,929,394
11,904	ASML HOLDING N.V. (REGISTERED)	3,444,133	9,919,008
21,600	ASR NEDERLAND N.V.	788,307	1,057,938
30,400	EUROCOMMERCIAL PROPERTIES N.V.	737,194	842,610
3,610	EXOR N.V.	90,616	386,376
39	FERROVIAL S.E.	588	1,675
80,977	FUGRO N.V.	2,039,892	1,842,452
980	HEINEKEN HOLDING N.V.	24,979	73,962
2,822	HEINEKEN N.V.	79,167	250,174
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	609,857
65,970	KONINKLIJKE KPN N.V.	190,999	269,431
358,714	KONINKLIJKE PHILIPS N.V.(b)	7,488,111	11,747,480
2,587	PROSUS N.V.(b)	61,382	113,058
209	RANDSTAD N.V.	4,033	10,376
23,800	SIGNIFY N.V.(e)	640,632	560,591
103,818	THEON INTERNATIONAL PLC	1,118,483	1,204,187
128,658	UNIVERSAL MUSIC GROUP N.V.	3,044,424	3,365,568

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont'd):
6,193	WOLTERS KLUWER N.V.	$101,075	1,043,023
		30,011,549	50,479,408	4.54%
New Zealand:
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	126,641
		115,879	126,641	0.01%
Norway:
30,933	AKER BP ASA	1,041,758	663,042
32,200	ATEA ASA(b)	360,833	416,194
12,068	DNB BANK ASA	82,736	247,468
1,416	EQUINOR ASA ADR(d)	34,019	35,867
65,300	EUROPRIS ASA(e)	420,002	416,442
149,900	LEROY SEAFOOD GROUP ASA	666,520	687,217
23,955	NORSK HYDRO ASA	48,328	155,403
102,897	SCHIBSTED ASA, CLASS A	3,133,008	3,321,035
35,300	SPAREBANK 1 SR-BANK ASA	380,636	455,594
2,400	YARA INTERNATIONAL ASA	55,523	75,982
		6,223,363	6,474,244	0.58%
Poland:
27,562	ASSECO POLAND S.A.	564,436	622,275
173,443	INPOST S.A.(b)	2,520,715	3,270,573
366,200	ORANGE POLSKA S.A.	683,737	804,137
		3,768,888	4,696,985	0.42%
Portugal:
20,567	EDP S.A.	48,529	93,912
14,452	GALP ENERGIA SGPS S.A.	143,129	270,266
9,417	JERONIMO MARTINS SGPS S.A.	105,676	184,912
123,300	NAVIGATOR (THE) CO. S.A.	307,999	506,183
365,400	SONAE SGPS S.A.	405,827	386,001
		1,011,160	1,441,274	0.13%
Russia:
25,740,000	RUSHYDRO PJSC(b)(c)(f)	218,665	-
		218,665	-	0.00%
Saudi Arabia:
39,009	CO FOR COOPERATIVE INSURANCE (THE)	1,546,860	1,534,821
		1,546,860	1,534,821	0.14%
Singapore:
779,800	AZTECH GLOBAL LTD.	481,808	631,000
5,000	CITY DEVELOPMENTS LTD.	23,356	21,008
31,020	DBS GROUP HOLDINGS LTD.	158,529	918,351
39,200	KEPPEL LTD.	150,880	202,214
13,480	KEPPEL REIT	5,756	10,016
5,200	OVERSEA-CHINESE BANKING CORP. LTD.	43,484	61,093
95,872	SEA LTD. ADR(b)(d)	7,168,835	9,038,812
51,700	SINGAPORE AIRLINES LTD.	194,072	273,534
4,600	UNITED OVERSEAS BANK LTD.	26,071	115,139
48,200	VENTURE CORP. LTD.	558,851	526,534
		8,811,642	11,797,701	1.06%
South Africa:
134,900	ADCOCK INGRAM HOLDINGS LTD.	394,451	547,954
33,591	AFRICAN RAINBOW MINERALS LTD.	339,096	368,155
45,442	ASTRAL FOODS LTD.(b)	337,713	497,252
42,500	BARLOWORLD LTD.	242,391	212,973
132,200	INVESTEC PLC	773,831	1,005,678
68,600	OCEANA GROUP LTD.	268,470	273,963
5,284	THUNGELA RESOURCES LTD.	1,910	33,330
63,900	TIGER BRANDS LTD.	577,274	861,739
42,500	ZEDA LTD.	47,481	34,192
		2,982,617	3,835,236	0.35%
South Korea:
25,000	DAESANG CORP.	545,401	408,159
20,489	DB HITEK CO. LTD.	270,468	631,419
4,784	DL E&C CO. LTD.	210,584	108,835
31,100	DOOSAN BOBCAT, INC.	908,313	965,558
9,900	GS HOLDINGS CORP.	371,567	322,127

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont'd):
9,075	HUONS CO. LTD.	$416,763	199,516
24,200	HY-LOK CORP.	486,873	464,495
7,000	HYUNDAI GLOVIS CO. LTD.	391,747	653,590
15,994	HYUNDAI GREEN FOOD	265,187	145,055
30,900	HYVISION SYSTEM, INC.	460,473	422,728
23,300	JW LIFE SCIENCE CORP.	391,190	194,033
25,300	KT CORP.	539,161	777,747
64,100	LG UPLUS CORP.	723,972	480,860
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	373,774
4,775	MAEIL DAIRIES CO. LTD.	380,763	144,415
17,812	NAVER CORP.	2,195,643	2,307,374
58,100	PARTRON CO. LTD.	410,901	318,557
10,810	SAMSUNG C&T CORP.	1,211,206	1,139,113
211,814	SAMSUNG ELECTRONICS CO. LTD.	8,263,921	9,961,429
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	474,598
13,500	SNT MOTIV CO. LTD.	436,653	483,138
14,900	VIEWORKS CO. LTD.	386,364	307,070
39,900	YOUNG POONG PRECISION CORP.	405,022	771,943
10,700	YOUNGONE CORP.	365,651	330,565
		20,876,271	22,386,098	2.01%
Spain:
1,260	ACCIONA S.A.	78,312	178,828
9,245	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	216,631	426,874
5,299	AMADEUS IT GROUP S.A.	128,321	382,936
51,052	BANCO SANTANDER S.A.	144,309	261,440
60,498	CAIXABANK S.A.	164,674	361,230
140,872	FAES FARMA S.A.	588,215	582,555
69,814	IBERDROLA S.A.	430,525	1,079,440
47,900	INDRA SISTEMAS S.A.	767,250	879,245
12,493	INDUSTRIA DE DISENO TEXTIL S.A.	239,195	738,996
31,300	LOGISTA INTEGRAL S.A.	607,086	942,814
27,680	MIQUEL Y COSTAS & MIQUEL S.A.	387,291	380,528
10,622	NATURGY ENERGY GROUP S.A.	164,427	274,550
3,164	REDEIA CORP. S.A.	28,806	61,529
31,112	REPSOL S.A.	268,381	410,220
21,125	TELEFONICA S.A. ADR(d)	69,434	102,667
		4,282,857	7,063,852	0.64%
Sweden:
2,065	ALLEIMA AB	1,539	14,518
22,200	ASSA ABLOY AB, CLASS B	89,466	746,714
38,416	ATLAS COPCO AB, CLASS A	61,494	743,101
15,920	ATLAS COPCO AB, CLASS B	22,690	272,444
116,752	BEIJER REF AB	1,154,291	1,919,263
44,000	BETSSON AB, CLASS B(b)	452,924	539,827
34,700	BILIA AB, CLASS A	639,435	410,352
70,945	BONESUPPORT HOLDING AB(b)(e)	1,907,623	2,132,014
195,400	CLOETTA AB, CLASS B	556,844	470,614
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B	16,773	49,485
9,604	EPIROC AB, CLASS A	18,146	207,573
4,000	EPIROC AB, CLASS B	7,248	75,740
8,600	ESSITY AB, CLASS B	62,137	268,352
2,531	EVOLUTION AB(e)	183,079	248,718
10,131	H & M HENNES & MAURITZ AB, CLASS B	98,015	172,377
63,983	HEMNET GROUP AB	1,914,646	2,354,982
25,557	HEXAGON AB, CLASS B	56,077	274,800
116,941	HUMANA AB(b)	468,382	409,921
17,500	HUSQVARNA AB, CLASS B	64,201	122,343
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	303,982
43,812	INVESTOR AB, CLASS B	150,033	1,348,330
35,400	INWIDO AB	199,081	654,958
7,801	KNOW IT AB	144,665	121,057
14,800	LOOMIS AB	372,004	486,443
44,500	MEKO AB	323,086	617,821
76,381	MUNTERS GROUP AB(e)	870,887	1,743,342
53,200	NCC AB, CLASS B	652,823	888,950
93,360	SAAB AB, CLASS B	1,160,733	1,984,711
16,008	SANDVIK AB	135,894	357,648

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
102,800	SECURITAS AB, CLASS B	$820,674	1,304,757
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	538,644
2,634	SKANSKA AB, CLASS B	22,223	54,932
20,466	SPOTIFY TECHNOLOGY S.A.(b)	6,438,109	7,542,335
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	125,284
12,497	SVENSKA HANDELSBANKEN AB, CLASS A	60,798	128,282
12,741	SWEDBANK AB, CLASS A	176,972	270,104
17,900	TETHYS OIL AB	126,712	95,705
560,455	VIMIAN GROUP AB(b)	1,845,586	2,577,160
24,387	VOLVO AB, CLASS B	156,616	644,022
65,184	YUBICO AB(b)	1,905,147	1,604,592
		23,578,641	34,826,197	3.13%
Switzerland:
211,388	ABB LTD. (REGISTERED)	4,188,138	12,235,952
4,727	ALCON, INC.	75,580	473,031
384	AVOLTA A.G.(b)	8,927	16,243
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	98,647
2,051	BARRY CALLEBAUT A.G. (REGISTERED)	3,043,667	3,794,962
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	438,282
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	382,111
42,234	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	2,994,717	6,676,799
19,644	DSM-FIRMENICH A.G.	1,608,128	2,703,820
54,800	EFG INTERNATIONAL A.G.(b)	442,650	735,544
39,222	GARMIN LTD.	4,179,285	6,904,249
990	GEBERIT A.G. (REGISTERED)	85,632	644,988
140	GIVAUDAN S.A. (REGISTERED)	76,496	767,531
229,484	GLOBAL BLUE GROUP HOLDING A.G.(b)	2,025,347	1,255,277
70,081	HOLCIM A.G.(b)	3,377,641	6,836,282
11,900	IMPLENIA A.G. (REGISTERED)	452,936	445,011
3,711	JULIUS BAER GROUP LTD.	74,659	223,182
897	LONZA GROUP A.G. (REGISTERED)	50,452	566,593
52,290	NESTLE S.A. (REGISTERED)	1,713,416	5,249,079
106,733	NOVARTIS A.G. (REGISTERED)	7,937,178	12,251,564
11,952	ROCHE HOLDING A.G.	1,552,784	3,821,364
773	SANDOZ GROUP A.G. ADR(d)	16,416	32,161
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	221,232
3,000	SGS S.A. (REGISTERED)	129,434	334,401
3,517	SIKA A.G. (REGISTERED)	117,252	1,163,953
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	469,511
635	SULZER A.G. (REGISTERED)	20,376	103,839
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	619,789
967	SWISS RE A.G.	77,541	133,336
194	SWISSCOM A.G. (REGISTERED)	49,415	126,644
34,953	UBS GROUP A.G. (REGISTERED)	541,857	1,080,397
461,706	UBS GROUP A.G. (REGISTERED) (EUROLIT EXCHANGE)	9,248,366	14,216,410
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	904,330
8,800	VETROPACK HOLDING A.G. (REGISTERED)	405,746	330,643
11,700	VONTOBEL HOLDING A.G. (REGISTERED)	758,414	764,471
6,700	ZEHNDER GROUP A.G. (REGISTERED)	261,335	438,566
4,209	ZURICH INSURANCE GROUP A.G.	808,513	2,535,297
		47,427,693	89,995,491	8.10%
Taiwan:
112,000	CHICONY ELECTRONICS CO. LTD.	297,095	580,412
146,000	CHIPBOND TECHNOLOGY CORP.	286,157	306,795
419,000	CHIPMOS TECHNOLOGIES, INC.	449,603	496,500
401,000	COMPAL ELECTRONICS, INC.	465,340	421,952
206,000	GLOBAL BRANDS MANUFACTURE LTD.	463,014	393,168
115,500	HUAKU DEVELOPMENT CO. LTD.	518,395	485,409
19,927	INNODISK CORP.	110,043	177,568
122,400	INSYDE SOFTWARE CORP.	407,878	2,007,350
57,000	JENTECH PRECISION INDUSTRIAL CO. LTD.	1,778,948	2,332,486
383,000	KINDOM DEVELOPMENT CO. LTD.	503,834	588,179
660,000	POU CHEN CORP.	670,550	753,922
220,000	RADIANT OPTO-ELECTRONICS CORP.	841,929	1,352,124
105,000	SERCOMM CORP.	398,506	369,946

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Taiwan (Cont'd):
220,000	SIGURD MICROELECTRONICS CORP.	$403,537	526,251
146,000	SINO-AMERICAN SILICON PRODUCTS, INC.	723,315	816,583
398,000	SUNREX TECHNOLOGY CORP.	685,269	703,023
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	1,158,896
375,000	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD.	9,679,697	11,340,117
184,000	THYE MING INDUSTRIAL CO. LTD.	435,224	401,763
81,369	TOPCO SCIENTIFIC CO. LTD.	250,409	725,074
215,000	TUNG HO STEEL ENTERPRISE CORP.	500,817	538,069
57,000	UNITED INTEGRATED SERVICES CO. LTD.	402,404	574,566
72,450	USERJOY TECHNOLOGY CO. LTD.	171,032	180,401
274,000	ZYXEL GROUP CORP.	358,266	322,516
		21,223,845	27,553,070	2.48%
Thailand:
2,108,800	PRIMA MARINE PCL (REGISTERED)	494,165	563,614
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	121,529
2,134,900	PTG ENERGY PCL (REGISTERED)	573,291	683,380
1,424,300	SUPALAI PCL (REGISTERED)	958,380	911,835
		2,259,494	2,280,358	0.21%
Turkey:
104,100	BIM BIRLESIK MAGAZALAR A.S.	669,519	1,510,626
591,800	COCA-COLA ICECEK A.S.	315,265	986,405
270,800	TURKCELL ILETISIM HIZMETLERI A.S.	605,645	753,861
		1,590,429	3,250,892	0.29%
United Arab Emirates:
3,168	GLOBALTRANS INVESTMENT PLC GDR (REGISTERED)(b)(f)	21,771	-
		21,771	-	0.00%
United Kingdom:
196,029	3I GROUP PLC	6,705,820	8,661,776
2,834	ADMIRAL GROUP PLC	35,119	105,483
540,200	AIRTEL AFRICA PLC(e)	753,867	823,331
52,849	ANGLO AMERICAN PLC	409,100	1,716,246
6,588	ASHTEAD GROUP PLC	294,400	509,621
312,090	ASHTEAD TECHNOLOGY HOLDINGS PLC	3,063,536	2,369,973
152,568	ASSOCIATED BRITISH FOODS PLC	3,731,147	4,758,755
60,424	ASTRAZENECA PLC	8,026,258	9,361,235
34,200	ASTRAZENECA PLC ADR(d)	1,923,387	2,664,522
436,207	BAE SYSTEMS PLC	5,084,763	7,216,939
113,471	BAKKAVOR GROUP PLC(e)	166,389	238,177
26,000	BANK OF GEORGIA GROUP PLC	447,200	1,277,456
53,169	BARRATT DEVELOPMENTS PLC	288,956	340,281
53,346	BERKELEY GROUP HOLDINGS PLC	3,056,250	3,366,348
123,317	BP PLC	647,552	645,791
5,069	BUNZL PLC	39,524	239,499
8,193	BURBERRY GROUP PLC	40,501	76,785
157,500	CENTRAL ASIA METALS PLC	465,910	411,874
95,800	CHEMRING GROUP PLC	430,898	470,693
10,667	CNH INDUSTRIAL N.V.	32,275	117,552
196,029	CNH INDUSTRIAL N.V. (BORSA ITALIANA EXCHANGE)	1,906,156	2,175,922
401,455	COMPASS GROUP PLC	6,189,354	12,849,203
30,300	COMPUTACENTER PLC	956,431	1,002,207
51,980	CRANSWICK PLC	3,207,510	3,488,632
2,428	CRODA INTERNATIONAL PLC	122,863	136,889
1,189,858	DELIVEROO PLC(b)(e)	1,807,574	2,457,756
40,774	DIPLOMA PLC	1,270,475	2,417,098
108,100	DRAX GROUP PLC	316,682	931,459
214,800	FIRSTGROUP PLC	479,003	419,565
84,100	FRASERS GROUP PLC(b)	866,818	937,167
16,525	GAMES WORKSHOP GROUP PLC	1,460,702	2,375,008
1	GSK PLC	18	20
40,165	GSK PLC ADR(d)	1,296,250	1,641,945
55,695	HSBC HOLDINGS PLC	447,675	498,296
25,000	INFORMA PLC	150,330	274,142
1,567	INTERTEK GROUP PLC	73,290	108,102
518,146	J SAINSBURY PLC	1,239,535	2,046,340
29,785	JOHNSON MATTHEY PLC	563,804	605,678

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
234,700	JUPITER FUND MANAGEMENT PLC	$895,723	272,049
317,088	KINGFISHER PLC	820,444	1,365,057
55,900	LANCASHIRE HOLDINGS LTD.	427,560	513,433
6,008	LAND SECURITIES GROUP PLC	44,636	52,291
20,070	LIBERTY GLOBAL LTD., CLASS A(b)	498,165	423,678
7,804,198	LLOYDS BANKING GROUP PLC	5,132,965	6,135,088
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	823,917
278,852	M&G PLC	497,048	773,210
370,300	MAN GROUP PLC/JERSEY	651,704	1,048,564
456,400	MITIE GROUP PLC	439,408	721,238
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	536,885
87,608	NATIONAL GRID PLC	1,075,428	1,206,414
1,518	NATIONAL GRID PLC ADR(d)	85,245	105,759
1	NATWEST GROUP PLC	-	5
2,141	NEXT PLC	36,699	280,001
123,700	OSB GROUP PLC	637,568	643,331
240,408	PEARSON PLC	2,625,564	3,257,526
79,693	PHOENIX GROUP HOLDINGS PLC	448,649	596,122
186,600	QINETIQ GROUP PLC	801,584	1,121,140
8,289	RECKITT BENCKISER GROUP PLC	303,157	507,222
9,953	RELX PLC	68,808	467,320
162,830	RELX PLC (LONDON EXCHANGE)	2,046,802	7,638,938
288,565	RIGHTMOVE PLC	2,573,397	2,381,911
455,597	ROLLS-ROYCE HOLDINGS PLC(b)	2,474,853	3,211,230
24,928	SAGE GROUP (THE) PLC	108,477	341,440
73,436	SEGRO PLC	593,626	858,096
331,900	SERCO GROUP PLC	622,783	789,846
4,954	SEVERN TRENT PLC	76,220	174,986
43,791	SHELL PLC	1,350,947	1,419,750
7,350	SHELL PLC ADR(d)	389,109	484,733
414,000	SPEEDY HIRE PLC	294,411	200,366
108,800	STANDARD CHARTERED PLC	699,097	1,153,499
82,413	STHREE PLC	315,585	414,285
12,700	STOLT-NIELSEN LTD.	390,340	469,347
148,000	TP ICAP GROUP PLC	641,118	467,959
796,678	TRUSTPILOT GROUP PLC(b)(e)	2,278,561	2,407,168
203,656	UNILEVER PLC	10,361,626	13,175,528
8,137	UNITED UTILITIES GROUP PLC	56,989	113,738
2,756	WHITBREAD PLC	54,937	115,476
21,642	WILLIS TOWERS WATSON PLC	4,753,588	6,374,218
303,181	WISE PLC, CLASS A(b)	2,712,788	2,721,844
2	WPP PLC	15	20
3,418	WPP PLC ADR(d)	138,696	174,865
151,700	ZIGUP PLC	615,982	780,839
		107,574,980	146,458,098	13.18%
United States:
16,670	AON PLC, CLASS A	3,465,762	5,767,653
205,531	ARCH CAPITAL GROUP LTD.(b)	6,819,460	22,994,808
20,000	BROOKFIELD RENEWABLE CORP., CLASS A	467,313	653,200
268,282	COUPANG, INC.(b)	5,083,782	6,586,323
21,728	ELASTIC N.V.(b)	1,785,459	1,667,841
12,128	EPAM SYSTEMS, INC.(b)	5,063,173	2,413,836
25,297	FERGUSON ENTERPRISES, INC.	3,593,633	4,971,661
200,844	LIFE360, INC. - CDI(b)(e)	2,113,551	2,629,886
11,296	LINDE PLC	3,751,956	5,386,611
73,487	SENSATA TECHNOLOGIES HOLDING PLC	3,750,363	2,635,244
24,694	STERIS PLC	4,120,416	5,989,283
2,781	TENARIS S.A. ADR(d)	72,215	88,408
		40,087,083	61,784,754	5.56%
Uruguay:
8,055	GLOBANT S.A.(b)	1,272,625	1,596,018

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Uruguay (Cont'd):
2,858	MERCADOLIBRE, INC.(b)	$3,670,721	5,864,501
		4,943,346	7,460,519	0.67%
Vietnam:
394,284	FPT CORP.	1,039,134	2,158,811
		1,039,134	2,158,811	0.19%
	Sub-total Common Stocks:	706,287,516	1,043,100,807	93.88%
Preferred Stocks:
Brazil:
263,400	CIA DE SANENA DO PARANA(b)	350,151	288,170
232,960	CIA ENERGETICA DE MINAS GERAIS, 4.35%(g)	357,186	487,498
		707,337	775,668	0.07%
Chile:
223,300	EMBOTELLADORA ANDINA S.A., CLASS B, 1.16%(g)	477,638	752,362
		477,638	752,362	0.07%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 8.11%(g)	49,612	125,798
27,400	JUNGHEINRICH A.G., 2.78%(g)	758,041	825,339
1,772	PORSCHE AUTOMOBIL HOLDING S.E., 6.24%(g)	82,185	81,030
272	SARTORIUS A.G., 0.29%(g)	45,993	76,360
2,800	STO S.E. & CO. KGAA, 0.26%(g)	304,841	380,252
		1,240,672	1,488,779	0.13%
South Korea:
79,865	SAMSUNG ELECTRONICS CO. LTD., 2.84%(g)	3,317,974	3,108,609
		3,317,974	3,108,609	0.28%
	Sub-total Preferred Stocks:	5,743,621	6,125,418	0.55%
Warrants:
Canada:
307	CONSTELLATION SOFTWARE, INC.(b)(f)	-	-
		-	-	0.00%
	Sub-total Warrants:	-	-	0.00%
Participatory Notes:
United Kingdom:
283,345	RYANAIR HOLDINGS PLC, ISSUED BY HSBC BANK PLC, EXPIRES 10/31/24	4,540,864	5,205,100
		4,540,864	5,205,100	0.47%
	Sub-total Participatory Notes:	4,540,864	5,205,100	0.47%
Short-Term Investments:
15,090,505	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(h)	15,090,505	15,090,505
54,002,462	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.82%(i)	54,002,462	54,002,462
	Sub-total Short-Term Investments:	69,092,967	69,092,967	6.22%
	Grand total	$785,664,968	1,123,524,292	101.12%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.
(c)	Security is either wholly or partially on loan.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.21% of net assets as of September 30, 2024.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.

(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	Investment relates to cash collateral received from portfolio securities loaned.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
(i)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2023, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $38,094,637
with net purchases of $15,907,825 during the nine months ended September 30, 2024.

At September 30, 2024, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	20.81%
United States Dollar	19.08
British Pound	14.22
Japanese Yen	12.26
Swiss Franc	7.35
Other currencies	26.28
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2024 (unaudited)
Fair value is an estimate of the price the Clearwater International Fund ("International Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the International Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the International Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2024.
	Level 1	Level 2	Level 3	Total
Common Stocks
Russia	$—	$—	$—*	$—
United Arab Emirates	—	—	—*	—
All other countries	1,043,100,807	—	—	1,043,100,807
Participatory Notes	5,205,100	—	—	5,205,100
Preferred Stocks	6,125,418	—	—	6,125,418
Warrants	—	—	—*	—
Short-Term Investments	69,092,967	—	—	69,092,967
Total	$1,123,524,292	$—	$—	$1,123,524,292

* Security has been deemed worthless and is a Level 3 investment.
For the International Fund, the investment value is comprised of equity securities, participatory notes, preferred stocks, warrants and short-term investments (money market funds). See the International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at September 30, 2024.

(Continued)